UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

PRESIDENT’S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it’s also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009-2010.

■	In today’s low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

■	Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong.

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

■	Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, “The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror.” Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today’s investment environment:

1)	Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)	Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)	Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20%-30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001-2003 and 2011-2012. Conversely, flows picked up when volatility returned to “normal” levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate “spike” reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what’s the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization, and investors are

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

best served through investment approaches that appreciate that distinction. Even though it’s a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Absolute Return Currency and Income Fund (the Fund) Class A shares returned 2.45% excluding sales charges for the six-month period that ended April 30, 2016.

■	The Fund outperformed its benchmark, the Citi One-Month U.S. Treasury Bill Index, which returned 0.07% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	06/15/06
Excluding sales charges		2.45	4.84	4.15	3.47
Including sales charges		-0.66	1.68	3.52	3.15
Class B	06/15/06
Excluding sales charges		2.07	4.02	3.37	2.72
Including sales charges		-2.38	-0.51	3.02	2.72
Class C	06/15/06
Excluding sales charges		2.08	4.03	3.37	2.72
Including sales charges		1.18	3.12	3.37	2.72
Class I	06/15/06	2.65	5.15	4.61	3.92
Class R4*	03/19/13	2.61	5.03	4.33	3.56
Class R5*	06/25/14	2.60	5.18	4.27	3.53
Class W*	12/01/06	2.46	4.77	4.09	3.42
Class Y*	02/28/13	2.66	5.16	4.40	3.59
Class Z*	09/27/10	2.54	4.96	4.45	3.63
Citi One-Month U.S. Treasury Bill Index**		0.07	0.08	0.04	0.89

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

**	Since June 30, 2006

Effective July 1, 2015, the Fund compares its performance to that of the Citi One-Month U.S. Treasury Bill Index (the New Index). Prior to this date, the Fund compared its performance to that of the Citi Three-Month U.S. Treasury Bill Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

The Citi One-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of one-month Treasury bills.

The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at April 30, 2016)
Asset-Backed Securities — Non-Agency	1.0
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	99.0
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds (amounting to $67.5 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.

Quality Breakdown (%) (at April 30, 2016)
AAA rating	100.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar
SEK	Swedish Krona

Portfolio Management

Nicholas Pifer, CFA

Timothy Flanagan, CFA*

*	Effective March 1, 2016, Mr. Flanagan was added as Portfolio Manager of the Fund.

Semiannual Report 2016	3

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.50	1,016.66	8.31	8.27	1.65
Class B	1,000.00	1,000.00	1,020.70	1,012.98	12.01	11.96	2.39
Class C	1,000.00	1,000.00	1,020.80	1,012.93	12.06	12.01	2.40
Class I	1,000.00	1,000.00	1,026.50	1,018.60	6.35	6.32	1.26
Class R4	1,000.00	1,000.00	1,026.10	1,017.90	7.05	7.02	1.40
Class R5	1,000.00	1,000.00	1,026.00	1,018.35	6.60	6.57	1.31
Class W	1,000.00	1,000.00	1,024.60	1,016.71	8.26	8.22	1.64
Class Y	1,000.00	1,000.00	1,026.60	1,018.60	6.35	6.32	1.26
Class Z	1,000.00	1,000.00	1,025.40	1,017.95	7.00	6.97	1.39

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Securities — Non-Agency 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northstar Education Finance, Inc. Series 2007-1 Class A2(a)
01/29/46	1.384%	750,000	696,731

Total Asset-Backed Securities — Non-Agency
(Cost: $746,953)			696,731

Money Market Funds 98.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.422%(b)(c)	67,502,752	67,502,752

Total Money Market Funds
(Cost: $67,502,752)		67,502,752

Total Investments
(Cost: $68,249,705)		68,199,483

Other Assets & Liabilities, Net		635,358

Net Assets		68,834,841

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Barclays	05/25/2016	256,892,000 SEK	31,623,704 USD	—	(391,331)

Barclays	05/25/2016	62,844,000 SEK	7,736,170 USD	—	(95,732)

Barclays	05/25/2016	12,647,126 USD	18,439,000 NZD	212,082	—

Barclays	05/25/2016	3,094,050 USD	4,511,000 NZD	51,885	—

Citi	05/25/2016	31,610,694 USD	40,981,000 AUD	—	(479,948)

Citi	05/25/2016	16,842,000 EUR	19,043,998 USD	—	(253,535)

Citi	05/25/2016	7,732,720 USD	10,025,000 AUD	—	(117,343)

Citi	05/25/2016	4,120,000 EUR	4,655,376 USD	—	(65,312)

HSBC	05/25/2016	12,321,000 CHF	12,778,893 USD	—	(76,939)

HSBC	05/25/2016	3,014,000 CHF	3,126,011 USD	—	(18,821)

Standard Chartered	05/25/2016	18,702,253 USD	13,110,000 GBP	454,483	—

Standard Chartered	05/25/2016	4,590,037 USD	3,207,000 GBP	96,130	—

Total				814,580	(1,498,961)

Notes to Portfolio of Investments

(a)	Variable rate security.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2016.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	54,228,924	40,393,198	(27,119,370)	67,502,752	107,787	67,502,752

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Asset-Backed Securities — Non-Agency	—	696,731	—	696,731

Investments measured at net asset value

Money Market Funds	—	—	—	67,502,752

Total Investments	—	696,731	—	68,199,483

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	814,580	—	814,580

Liabilities

Forward Foreign Currency Exchange Contracts	—	(1,498,961)	—	(1,498,961)

Total	—	12,350	—	67,515,102

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $746,953)	$696,731

Affiliated issuers (identified cost $67,502,752)	67,502,752

Total investments (identified cost $68,249,705)	68,199,483

Unrealized appreciation on forward foreign currency exchange contracts	814,580

Receivable for:

Investments sold	1,336,350

Capital shares sold	81,785

Dividends	22,870

Interest	58

Prepaid expenses	641

Other assets	26,498

Total assets	70,482,265

Liabilities

Unrealized depreciation on forward foreign currency exchange contracts	1,498,961

Payable for:

Investments purchased	4,221

Capital shares purchased	93,958

Investment management fees	1,868

Distribution and/or service fees	253

Transfer agent fees	4,018

Compensation of board members	23,952

Other expenses	20,193

Total liabilities	1,647,424

Net assets applicable to outstanding capital stock	$68,834,841

Represented by

Paid-in capital	$67,292,262

Excess of distributions over net investment income	(384,854)

Accumulated net realized gain	2,662,036

Unrealized appreciation (depreciation) on:

Investments	(50,222)

Forward foreign currency exchange contracts	(684,381)

Total — representing net assets applicable to outstanding capital stock	$68,834,841

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A

Net assets	$23,816,089

Shares outstanding	2,253,714

Net asset value per share	$10.57

Maximum offering price per share(a)	$10.90

Class B

Net assets	$49,908

Shares outstanding	5,005

Net asset value per share	$9.97

Class C

Net assets	$3,132,605

Shares outstanding	314,550

Net asset value per share	$9.96

Class I

Net assets	$26,603,119

Shares outstanding	2,429,851

Net asset value per share	$10.95

Class R4

Net assets	$498,213

Shares outstanding	45,761

Net asset value per share	$10.89

Class R5

Net assets	$393,689

Shares outstanding	35,953

Net asset value per share	$10.95

Class W

Net assets	$74,022

Shares outstanding	7,036

Net asset value per share	$10.52

Class Y

Net assets	$11,256

Shares outstanding	1,030

Net asset value per share	$10.93

Class Z

Net assets	$14,255,940

Shares outstanding	1,309,728

Net asset value per share	$10.88

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$107,787

Interest	8,149

Total income	115,936

Expenses:

Investment management fees	310,435

Distribution and/or service fees

Class A	26,581

Class B	264

Class C	14,592

Class W	98

Transfer agent fees

Class A	14,353

Class B	36

Class C	1,970

Class R4	293

Class R5	93

Class W	53

Class Z	8,251

Compensation of board members	6,066

Custodian fees	2,576

Printing and postage fees	9,985

Registration fees	48,385

Audit fees	15,274

Legal fees	2,718

Other	7,116

Total expenses	469,139

Net investment loss	(353,203)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	26,860

Forward foreign currency exchange contracts	2,473,124

Net realized gain	2,499,984

Net change in unrealized appreciation (depreciation) on:

Investments	(7,274)

Forward foreign currency exchange contracts	(502,338)

Net change in unrealized depreciation	(509,612)

Net realized and unrealized gain	1,990,372

Net increase in net assets resulting from operations	$1,637,169

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations

Net investment loss	$(353,203)	$(651,183)

Net realized gain	2,499,984	10,571,998

Net change in unrealized appreciation (depreciation)	(509,612)	269,802

Net increase in net assets resulting from operations	1,637,169	10,190,617

Distributions to shareholders

Net investment income

Class A	(861,210)	—

Class B	(2,086)	—

Class C	(109,871)	—

Class I	(1,215,601)	—

Class R4	(17,685)	—

Class R5	(15,968)	—

Class W	(3,542)	—

Class Y	(566)	—

Class Z	(419,730)	—

Net realized gains

Class A	(1,727,785)	—

Class B	(4,987)	—

Class C	(262,698)	—

Class I	(2,254,953)	—

Class R4	(33,743)	—

Class R5	(29,977)	—

Class W	(7,106)	—

Class Y	(1,051)	—

Class Z	(799,217)	—

Total distributions to shareholders	(7,767,776)	—

Increase (decrease) in net assets from capital stock activity	20,204,816	(5,825,475)

Total increase in net assets	14,074,209	4,365,142

Net assets at beginning of period	54,760,632	50,395,490

Net assets at end of period	$68,834,841	$54,760,632

Undistributed (excess of distributions over) net investment income	$(384,854)	$2,614,608

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	1,069,960	11,719,574	604,105	6,665,893

Distributions reinvested	245,434	2,559,874	—	—

Redemptions	(382,425)	(4,019,009)	(535,558)	(5,702,700)

Net increase	932,969	10,260,439	68,547	963,193

Class B shares

Subscriptions	—	—	3,820	39,479

Distributions reinvested	572	5,647	—	—

Redemptions(a)	(863)	(8,942)	(4,146)	(42,901)

Net decrease	(291)	(3,295)	(326)	(3,422)

Class C shares

Subscriptions	114,223	1,171,166	192,991	1,919,649

Distributions reinvested	36,986	364,678	—	—

Redemptions	(65,114)	(642,882)	(101,285)	(1,050,592)

Net increase	86,095	892,962	91,706	869,057

Class I shares

Subscriptions	9,023	98,589	22,378	245,309

Distributions reinvested	321,492	3,468,903	—	—

Redemptions	(177,089)	(2,007,798)	(718,243)	(8,221,564)

Net increase (decrease)	153,426	1,559,694	(695,865)	(7,976,255)

Class R4 shares

Subscriptions	11,642	128,929	30,862	344,535

Distributions reinvested	4,639	49,824	—	—

Redemptions	(921)	(9,940)	(1,492)	(17,533)

Net increase	15,360	168,813	29,370	327,002

Class R5 shares

Subscriptions	2,614	27,875	33,180	369,400

Distributions reinvested	4,110	44,345	—	—

Redemptions	(2,542)	(30,851)	(2,431)	(26,228)

Net increase	4,182	41,369	30,749	343,172

Class W shares

Distributions reinvested	869	9,025	—	—

Redemptions	(861)	(9,068)	(1,897)	(20,366)

Net increase (decrease)	8	(43)	(1,897)	(20,366)

Class Z shares

Subscriptions	1,339,951	14,630,969	1,088,930	12,582,570

Distributions reinvested	81,839	878,129	—	—

Redemptions	(758,358)	(8,224,221)	(1,193,947)	(12,910,426)

Net increase (decrease)	663,432	7,284,877	(105,017)	(327,856)

Total net increase (decrease)	1,855,181	20,204,816	(582,733)	(5,825,475)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,
Class A	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$11.83		$9.64	$9.75	$10.21	$9.95	$10.00

Income from investment operations:

Net investment loss	(0.07)		(0.16)	(0.14)	(0.13)	(0.12)	(0.15)

Net realized and unrealized gain (loss)	0.34		2.35	0.03 (a)	(0.09)	0.38	0.10

Total from investment operations	0.27		2.19	(0.11)	(0.22)	0.26	(0.05)

Less distributions to shareholders:

Net investment income	(0.51)		—	—	—	—	—

Net realized gains	(1.02)		—	—	(0.24)	—	—

Total distributions to shareholders	(1.53)		—	—	(0.24)	—	—

Net asset value, end of period	$10.57		$11.83	$9.64	$9.75	$10.21	$9.95

Total return	2.45%		22.72%	(1.13%)	(2.28%)	2.61%	(0.50%)

Ratios to average net assets(b)

Total gross expenses	1.65	%(c)	1.76%	1.77%	1.68%	1.65%	1.73%

Total net expenses(d)	1.65	%(c)	1.67%	1.66%	1.48%	1.42%	1.73%

Net investment loss	(1.28	%)(c)	(1.51%)	(1.50%)	(1.29%)	(1.18%)	(1.48%)

Supplemental data

Net assets, end of period (in thousands)	$23,816		$15,622	$12,068	$20,050	$30,758	$40,755

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class B	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$11.20		$9.19	$9.37	$9.90	$9.72	$9.85

Income from investment operations:

Net investment loss	(0.10)		(0.23)	(0.20)	(0.20)	(0.19)	(0.22)

Net realized and unrealized gain (loss)	0.32		2.24	0.02 (a)	(0.09)	0.37	0.09

Total from investment operations	0.22		2.01	(0.18)	(0.29)	0.18	(0.13)

Less distributions to shareholders:

Net investment income	(0.43)		—	—	—	—	—

Net realized gains	(1.02)		—	—	(0.24)	—	—

Total distributions to shareholders	(1.45)		—	—	(0.24)	—	—

Net asset value, end of period	$9.97		$11.20	$9.19	$9.37	$9.90	$9.72

Total return	2.07%		21.87%	(1.92%)	(3.08%)	1.85%	(1.32%)

Ratios to average net assets(b)

Total gross expenses	2.39	%(c)	2.51%	2.51%	2.46%	2.39%	2.47%

Total net expenses(d)	2.39	%(c)	2.42%	2.41%	2.23%	2.17%	2.47%

Net investment loss	(2.04	%)(c)	(2.26%)	(2.25%)	(2.04%)	(1.93%)	(2.21%)

Supplemental data

Net assets, end of period (in thousands)	$50		$59	$52	$189	$456	$698

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class C	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$11.19		$9.19	$9.36	$9.89	$9.71	$9.83

Income from investment operations:

Net investment loss	(0.10)		(0.23)	(0.20)	(0.20)	(0.19)	(0.22)

Net realized and unrealized gain (loss)	0.32		2.23	0.03 (a)	(0.09)	0.37	0.10

Total from investment operations	0.22		2.00	(0.17)	(0.29)	0.18	(0.12)

Less distributions to shareholders:

Net investment income	(0.43)		—	—	—	—	—

Net realized gains	(1.02)		—	—	(0.24)	—	—

Total distributions to shareholders	(1.45)		—	—	(0.24)	—	—

Net asset value, end of period	$9.96		$11.19	$9.19	$9.36	$9.89	$9.71

Total return	2.08%		21.76%	(1.82%)	(3.08%)	1.85%	(1.22%)

Ratios to average net assets(b)

Total gross expenses	2.40	%(c)	2.51%	2.52%	2.42%	2.39%	2.48%

Total net expenses(d)	2.40	%(c)	2.42%	2.41%	2.23%	2.16%	2.48%

Net investment loss	(2.03	%)(c)	(2.26%)	(2.25%)	(2.05%)	(1.92%)	(2.23%)

Supplemental data

Net assets, end of period (in thousands)	$3,133		$2,556	$1,256	$2,374	$2,887	$3,333

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class I	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$12.22		$9.92	$10.00	$10.42	$10.11	$10.09

Income from investment operations:

Net investment loss	(0.05)		(0.12)	(0.11)	(0.09)	(0.07)	(0.08)

Net realized and unrealized gain (loss)	0.35		2.42	0.03 (a)	(0.09)	0.38	0.10

Total from investment operations	0.30		2.30	(0.08)	(0.18)	0.31	0.02

Less distributions to shareholders:

Net investment income	(0.55)		—	—	—	—	—

Net realized gains	(1.02)		—	—	(0.24)	—	—

Total distributions to shareholders	(1.57)		—	—	(0.24)	—	—

Net asset value, end of period	$10.95		$12.22	$9.92	$10.00	$10.42	$10.11

Total return	2.65%		23.18%	(0.80%)	(1.84%)	3.07%	0.20%

Ratios to average net assets(b)

Total gross expenses	1.26	%(c)	1.34%	1.32%	1.16%	1.14%	1.05%

Total net expenses(d)	1.26	%(c)	1.29%	1.26%	1.08%	0.91%	1.05%

Net investment loss	(0.90	%)(c)	(1.13%)	(1.10%)	(0.90%)	(0.68%)	(0.84%)

Supplemental data

Net assets, end of period (in thousands)	$26,603		$27,817	$29,482	$65,238	$47,585	$67,660

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R4	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$12.15		$9.87	$9.97	$10.28

Income from investment operations:

Net investment loss	(0.06)		(0.14)	(0.12)	(0.06)

Net realized and unrealized gain (loss)	0.36		2.42	0.02 (b)	(0.25)

Total from investment operations	0.30		2.28	(0.10)	(0.31)

Less distributions to shareholders:

Net investment income	(0.54)		—	—	—

Net realized gains	(1.02)		—	—	—

Total distributions to shareholders	(1.56)		—	—	—

Net asset value, end of period	$10.89		$12.15	$9.87	$9.97

Total return	2.61%		23.10%	(1.00%)	(3.02%)

Ratios to average net assets(c)

Total gross expenses	1.40	%(d)	1.52%	1.54%	1.19	%(d)

Total net expenses(e)	1.40	%(d)	1.43%	1.41%	1.19	%(d)

Net investment loss	(1.03	%)(d)	(1.26%)	(1.25%)	(1.03	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$498		$369	$10	$2

Portfolio turnover	0%		0%	0%	0%

Notes to Financial Highlights

(a)	Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R5	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$12.22		$9.92	$9.78

Income from investment operations:

Net investment loss	(0.05)		(0.13)	(0.04)

Net realized and unrealized gain	0.34		2.43	0.18	(b)

Total from investment operations	0.29		2.30	0.14

Less distributions to shareholders:

Net investment income	(0.54)		—	—

Net realized gains	(1.02)		—	—

Total distributions to shareholders	(1.56)		—	—

Net asset value, end of period	$10.95		$12.22	$9.92

Total return	2.60%		23.18%	1.43%

Ratios to average net assets(c)

Total gross expenses	1.31	%(d)	1.45%	1.46	%(d)

Total net expenses(e)	1.31	%(d)	1.35%	1.33	%(d)

Net investment loss	(0.95	%)(d)	(1.19%)	(1.08	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$394		$388	$10

Portfolio turnover	0%		0%	0%

Notes to Financial Highlights

(a)	Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class W	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$11.78		$9.60	$9.71	$10.19	$9.94	$9.99

Income from investment operations:

Net investment loss	(0.07)		(0.16)	(0.14)	(0.12)	(0.14)	(0.15)

Net realized and unrealized gain (loss)	0.34		2.34	0.03 (a)	(0.12)	0.39	0.10

Total from investment operations	0.27		2.18	(0.11)	(0.24)	0.25	(0.05)

Less distributions to shareholders:

Net investment income	(0.51)		—	—	—	—	—

Net realized gains	(1.02)		—	—	(0.24)	—	—

Total distributions to shareholders	(1.53)		—	—	(0.24)	—	—

Net asset value, end of period	$10.52		$11.78	$9.60	$9.71	$10.19	$9.94

Total return	2.46%		22.71%	(1.13%)	(2.49%)	2.52%	(0.50%)

Ratios to average net assets(b)

Total gross expenses	1.64	%(c)	1.75%	1.77%	1.83%	1.83%	1.71%

Total net expenses(d)	1.64	%(c)	1.67%	1.66%	1.33%	1.62%	1.71%

Net investment loss	(1.29	%)(c)	(1.51%)	(1.50%)	(1.13%)	(1.38%)	(1.46%)

Supplemental data

Net assets, end of period (in thousands)	$74		$83	$86	$123	$10,922	$24,171

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$12.20		$9.91	$9.98	$10.25

Income from investment operations:

Net investment loss	(0.05)		(0.12)	(0.11)	(0.07)

Net realized and unrealized gain (loss)	0.35		2.41	0.04 (b)	(0.20)

Total from investment operations	0.30		2.29	(0.07)	(0.27)

Less distributions to shareholders:

Net investment income	(0.55)		—	—	—

Net realized gains	(1.02)		—	—	—

Total distributions to shareholders	(1.57)		—	—	—

Net asset value, end of period	$10.93		$12.20	$9.91	$9.98

Total return	2.66%		23.11%	(0.70%)	(2.63%)

Ratios to average net assets(c)

Total gross expenses	1.26	%(d)	1.35%	1.36%	1.20	%(d)

Total net expenses(e)	1.26	%(d)	1.29%	1.28%	1.20	%(d)

Net investment loss	(0.91	%)(d)	(1.13%)	(1.11%)	(1.04	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$11		$13	$10	$2

Portfolio turnover	0%		0%	0%	0%

Notes to Financial Highlights

(a)	Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Z	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$12.15		$9.88	$9.97	$10.41	$10.11	$10.09

Income from investment operations:

Net investment loss	(0.05)		(0.14)	(0.12)	(0.11)	(0.09)	(0.10)

Net realized and unrealized gain (loss)	0.34		2.41	0.03 (a)	(0.09)	0.39	0.12

Total from investment operations	0.29		2.27	(0.09)	(0.20)	0.30	0.02

Less distributions to shareholders:

Net investment income	(0.54)		—	—	—	—	—

Net realized gains	(1.02)		—	—	(0.24)	—	—

Total distributions to shareholders	(1.56)		—	—	(0.24)	—	—

Net asset value, end of period	$10.88		$12.15	$9.88	$9.97	$10.41	$10.11

Total return	2.54%		22.98%	(0.90%)	(2.04%)	2.97%	0.20%

Ratios to average net assets(b)

Total gross expenses	1.39	%(c)	1.50%	1.54%	1.45%	1.34%	1.15%

Total net expenses(d)	1.39	%(c)	1.42%	1.41%	1.24%	1.09%	1.15%

Net investment loss	(1.02	%)(c)	(1.27%)	(1.25%)	(1.05%)	(0.85%)	(0.95%)

Supplemental data

Net assets, end of period (in thousands)	$14,256		$7,853	$7,422	$4,677	$9,146	$6,079

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia Absolute Return Currency and Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be

22	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that

Semiannual Report 2016	23

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those

24	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	814,580

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,498,961

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	2,473,124

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(502,338)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2016:

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	1,221,388	(1,033,296)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2016:

	Barclays ($)	Citi ($)	HSBC ($)	Standard Chartered ($)	Total ($)
Assets
Forward foreign currency exchange contracts	263,967	—	—	550,613	814,580
Total Assets	263,967	—	—	550,613	814,580
Liabilities
Forward foreign currency exchange contracts	487,063	916,138	95,760	—	1,498,961
Total Liabilities	487,063	916,138	95,760	—	1,498,961
Total Financial and Derivative Net Assets	(223,096)	(916,138)	(95,760)	550,613	(684,381)
Total collateral received (pledged)(a)	—	—	—	—	—
Net Amount(b)	(223,096)	(916,138)	(95,760)	550,613	(684,381)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Represents the net amount due from/(to) counterparties in the event of default.

Semiannual Report 2016	25

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the

Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.97% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.97% of the Fund’s average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $183,044, and the

26	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

administrative services fee paid to the Investment Manager was $16,453.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2016, other expenses paid by the Fund to this company were $552.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The

Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended April 30, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.14%
Class B	0.14
Class C	0.14
Class R4	0.14
Class R5	0.05
Class W	0.14
Class Z	0.14

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately

Semiannual Report 2016	27

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

$23,000 and $32,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $17,036 for Class A and $259 for Class C shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap March 1, 2016 Through February 28, 2017	Voluntary Expense Cap Prior to March 1, 2016
Class A	1.80%	1.68%
Class B	2.55	2.43
Class C	2.55	2.43
Class I	1.45	1.30
Class R4	1.55	1.43
Class R5	1.50	1.35
Class W	1.80	1.68
Class Y	1.45	1.30
Class Z	1.55	1.43

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $68,250,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$0
Unrealized depreciation	(51,000)
Net unrealized depreciation	$(51,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended April 30, 2016, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

28	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, affiliated shareholders of record owned 63.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Counterparty Risk

Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Foreign Currency Risk

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or

Semiannual Report 2016	29

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.

Geographic Concentration Risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

Money Market Fund Investment Risk

An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2016

COLUMBIA ABSOLUTE RETURN CURRENCY AND INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	31

Columbia Absolute Return Currency and Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR104_10_F01_(06/16)

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA EMERGING MARKETS BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $464 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 3rd largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of March 31, 2016. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.
**	Source: ICI as of March 31, 2016 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of December 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today’s challenging interest rate environment, it’s still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You’ve worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today’s complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it’s also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009-2010.

■	In today’s low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

■	Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong.

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

■	Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, “The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror.” Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today’s investment environment:

1)	Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)	Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)	Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20%-30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001–2003 and 2011–2012. Conversely, flows picked up when volatility returned to “normal” levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate “spike” reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what’s the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization, and investors are

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

best served through investment approaches that appreciate that distinction. Even though it’s a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Emerging Markets Bond Fund (the Fund) Class A shares returned 5.47% excluding sales charges for the six-month period that ended April 30, 2016.

■	The Fund underperformed its benchmark, the JPMorgan Emerging Markets Bond Index-Global, which returned 5.56% for the same period.

Average Annual Total Returns (%) (for period ended April 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	02/16/06
Excluding sales charges		5.47	1.76	4.01	6.80
Including sales charges		0.43	-3.07	3.00	6.29
Class B	02/16/06
Excluding sales charges		5.09	0.94	3.21	5.99
Including sales charges		0.09	-4.00	2.88	5.99
Class C	02/16/06
Excluding sales charges		5.01	0.94	3.23	6.00
Including sales charges		4.01	-0.05	3.23	6.00
Class I	02/16/06	5.74	2.19	4.52	7.28
Class K	02/16/06	5.59	1.84	4.21	7.01
Class R*	11/16/11	5.35	1.46	3.77	6.60
Class R4*	03/19/13	5.60	1.89	4.17	6.88
Class R5*	11/08/12	5.72	2.14	4.32	6.96
Class W*	12/01/06	5.48	1.67	4.00	6.78
Class Y*	11/08/12	5.74	2.19	4.37	6.99
Class Z*	09/27/10	5.50	1.88	4.28	6.97
JPMorgan Emerging Markets Bond Index-Global		5.56	4.30	6.08	7.32

Returns for Class A are shown with and without the maximum initial sales charge of 4.75% Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The JPMorgan Emerging Markets Bond Index-Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at April 30, 2016)
A rating	2.9
BBB rating	32.0
BB rating	29.7
B rating	28.0
CCC rating	6.4
CC rating	1.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

Country Breakdown (%) (at April 30, 2016)
Angola	0.5
Argentina	5.7
Austria	0.8
Brazil	4.8
Chile	1.1
Colombia	4.9
Costa Rica	1.0
Croatia	2.3
Dominican Republic	7.1
Ecuador	1.6
Egypt	0.5
El Salvador	0.9
Gabon	0.8
Georgia	1.2
Ghana	0.3
Guatemala	2.2
Honduras	0.3
Hungary	3.0
Indonesia	9.4
Ireland	0.5

Portfolio Management

James Carlen, CFA

Henry Stipp, Ph.D.

Semiannual Report 2016	3

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at April 30, 2016) (continued)
Ivory Coast	1.8
Jamaica	1.0
Kazakhstan	1.5
Mexico	12.9
Mongolia	0.4
Netherlands	0.4
Pakistan	1.2
Panama	0.8
Paraguay	0.8
Peru	1.0
Republic of Namibia	0.4
Russian Federation	7.8
Senegal	1.0
Serbia	0.9
Spain	0.6
Trinidad and Tobago	1.6
Tunisia	0.4
Turkey	6.0
Ukraine	1.2
United States(a)	5.3
Uruguay	0.3
Venezuela	3.4
Zambia	0.4
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

4	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,054.70	1,018.90	6.13	6.02	1.20
Class B	1,000.00	1,000.00	1,050.90	1,015.17	9.94	9.77	1.95
Class C	1,000.00	1,000.00	1,050.10	1,015.17	9.94	9.77	1.95
Class I	1,000.00	1,000.00	1,057.40	1,021.48	3.48	3.42	0.68
Class K	1,000.00	1,000.00	1,055.90	1,019.94	5.06	4.97	0.99
Class R	1,000.00	1,000.00	1,053.50	1,017.65	7.40	7.27	1.45
Class R4	1,000.00	1,000.00	1,056.00	1,020.14	4.86	4.77	0.95
Class R5	1,000.00	1,000.00	1,057.20	1,021.23	3.73	3.67	0.73
Class W	1,000.00	1,000.00	1,054.80	1,018.90	6.13	6.02	1.20
Class Y	1,000.00	1,000.00	1,057.40	1,021.48	3.48	3.42	0.68
Class Z	1,000.00	1,000.00	1,055.00	1,020.14	4.85	4.77	0.95

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016	5

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 14.6%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
AUSTRIA 0.8%
JBS Investments GmbH(b)
04/03/24	7.250%		3,706,000	3,585,555

BRAZIL 0.3%
Cosan Luxembourg SA(b)
03/14/18	9.500%	BRL	6,000,000	1,469,797

CHILE 1.1%
Cencosud SA(b)
02/12/45	6.625%		4,950,000	4,728,384

GUATEMALA 1.4%
Comcel Trust via Comunicaciones Celulares SA(b)
02/06/24	6.875%		200,000	189,000

Comcel Trust(b)
02/06/24	6.875%		3,300,000	3,118,500

Industrial Senior Trust(b)
11/01/22	5.500%		2,877,000	2,790,690

Total				6,098,190

MEXICO 5.5%
BBVA Bancomer SA Subordinated(b)(c)
11/12/29	5.350%		4,000,000	3,862,236

Cemex SAB De CV(b)
04/16/26	7.750%		1,700,000	1,815,088

Cemex SAB de CV(b)
01/15/21	7.250%		4,232,000	4,517,660

Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index)(b)
12/15/35	5.950%	MXN	43,606,896	2,487,988

Elementia SAB de CV(b)
01/15/25	5.500%		2,500,000	2,475,000

Grupo Posadas SAB de CV(b)
06/30/22	7.875%		3,624,000	3,614,940

Grupo Televisa SAB
05/14/43	7.250%	MXN	59,800,000	2,930,149

Mexichem SAB de CV(b)
09/19/42	6.750%		1,000,000	998,750
09/17/44	5.875%		1,900,000	1,721,875

Total				24,423,686

PANAMA 0.8%
Panama Canal Railway Co.(b)
11/01/26	7.000%		3,390,552	3,387,161

PERU 0.9%
Banco de Credito del Peru Subordinated(b)(c)
10/15/22	0.000%	PEN	6,000,000	1,650,940

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Andina de Cementos SAA(b)
10/30/21	5.875%	2,100,000	2,157,750

Total			3,808,690

SPAIN 0.6%
ACI Airport SudAmerica SA(b)
11/29/32	6.875%	3,000,000	2,647,500

TURKEY 0.5%
Akbank TAS(b)
03/31/25	5.125%	2,150,000	2,161,479

UKRAINE 1.2%
MHP SA(b)
04/02/20	8.250%	5,721,000	5,177,505

UNITED STATES 1.5%
Kosmos Energy Ltd.(b)
08/01/21	7.875%	3,160,000	2,844,000
08/01/21	7.875%	4,076,000	3,668,400

Total			6,512,400

Total Corporate Bonds & Notes
(Cost: $69,659,968)			64,000,347

Foreign Government Obligations(a)(d) 80.0%
ANGOLA 0.5%
Angolan Government International Bond(b)
11/12/25	9.500%	2,200,000	2,156,000

ARGENTINA 5.6%
Argentina Republic Government International Bond(b)
04/22/21	6.875%	4,250,000	4,388,125
04/22/26	7.500%	2,200,000	2,237,400
04/22/46	7.625%	1,400,000	1,379,000

Argentina Republic Government International Bond(e)(f)
12/31/33	0.000%	4,065,910	4,198,052

Provincia de Buenos Aires/Argentina(b)
03/16/24	9.125%	1,500,000	1,597,500

Provincia de Buenos Aires(b)
06/09/21	9.950%	2,758,083	3,001,912
06/09/21	9.950%	1,500,000	1,635,000

Provincia de Cordoba(b)
08/17/17	12.375%	1,874,000	2,000,495

YPF SA(b)
03/23/21	8.500%	1,700,000	1,772,250
07/28/25	8.500%	2,300,000	2,369,000

Total			24,578,734

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
BRAZIL 4.4%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/28	5.333%		2,000,000	1,720,000

Brazilian Government International Bond
01/07/25	4.250%		8,100,000	7,533,000
01/07/41	5.625%		7,000,000	6,151,250

Petrobras Global Finance BV
01/27/21	5.375%		4,487,000	3,976,604

Total				19,380,854

COLOMBIA 4.8%
Bogota Distrito Capital(b)
07/26/28	9.750%	COP	1,377,000,000	486,377

Colombia Government International Bond
01/18/41	6.125%		6,328,000	6,864,367

Ecopetrol SA
06/26/26	5.375%		2,500,000	2,293,750
09/18/43	7.375%		2,400,000	2,227,500

Emgesa SA ESP(b)
01/25/21	8.750%	COP	5,204,000,000	1,774,613

Empresas Publicas de Medellin ESP(b)
02/01/21	8.375%	COP	18,990,000,000	6,361,156
09/10/24	7.625%	COP	3,939,000,000	1,213,120

Total				21,220,883

COSTA RICA 1.0%
Costa Rica Government International Bond(b)
03/12/45	7.158%		4,750,000	4,417,500

CROATIA 2.2%
Croatia Government International Bond(b)
01/26/24	6.000%		7,117,000	7,784,219

Hrvatska Elektroprivreda(b)
10/23/22	5.875%		1,900,000	1,962,270

Total				9,746,489

DOMINICAN REPUBLIC 7.0%
Banco de Reservas de la Republica Dominicana Subordinated(b)
02/01/23	7.000%		5,988,000	5,928,120

Dominican Republic International Bond(b)
01/29/26	6.875%		1,000,000	1,070,000
04/20/27	8.625%		5,320,000	6,118,000
04/30/44	7.450%		6,000,000	6,405,000
01/27/45	6.850%		2,800,000	2,800,000

Dominican Republic International Bond(b)(g)
07/05/19	14.500%	DOP	109,000,000	2,702,953
01/08/21	14.000%	DOP	226,239,000	5,602,468

Total				30,626,541

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ECUADOR 1.6%
Ecuador Government International Bond(b)
03/24/20	10.500%	7,400,000	7,011,500

EGYPT 0.5%
Egypt Government International Bond(b)
06/11/25	5.875%	2,300,000	2,070,000

EL SALVADOR 0.9%
El Salvador Government International Bond(b)
01/18/27	6.375%	944,000	830,720
01/18/27	6.375%	500,000	440,000
04/10/32	8.250%	959,000	942,218
06/15/35	7.650%	1,736,000	1,558,060

Total			3,770,998

GABON 0.8%
Gabon Government International Bond(b)
12/12/24	6.375%	3,279,527	2,865,060
06/16/25	6.950%	600,000	516,000

Total			3,381,060

GEORGIA 1.2%
Georgian Railway JSC(b)
07/11/22	7.750%	4,722,000	5,099,760

GHANA 0.3%
Ghana Government International Bond(b)
01/18/26	8.125%	1,850,000	1,461,870

GUATEMALA 0.8%
Guatemala Government Bond(b)
02/13/28	4.875%	1,073,000	1,097,143

Guatemala Government Bond(b)(h)
05/03/26	4.500%	2,350,000	2,332,375

Total			3,429,518

HONDURAS 0.3%
Honduras Government International Bond(b)
03/15/24	7.500%	1,432,000	1,517,920

HUNGARY 3.0%
Hungary Government International Bond
03/25/24	5.375%	2,406,000	2,676,675
03/29/41	7.625%	7,440,000	10,507,884

Total			13,184,559

INDONESIA 9.3%
Indonesia Government International Bond(b)
01/15/24	5.875%	4,200,000	4,779,453
01/17/38	7.750%	1,700,000	2,225,016

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
01/17/38	7.750%		3,548,000	4,643,739
01/17/42	5.250%		1,000,000	1,024,235
01/15/45	5.125%		1,000,000	1,014,541

Indonesia Treasury Bond
03/15/24	8.375%	IDR	65,000,000,000	5,142,433

Majapahit Holding BV(b)
08/07/19	8.000%		952,000	1,084,804

PT Pertamina Persero(b)
05/27/41	6.500%		1,000,000	1,015,000
05/03/42	6.000%		3,000,000	2,879,322
05/30/44	6.450%		755,000	768,037

PT Perusahaan Listrik Negara(b)
11/22/21	5.500%		15,103,000	16,242,672

Total				40,819,252

IRELAND 0.5%
Vnesheconombank Via VEB Finance PLC(b)
11/21/23	5.942%		2,300,000	2,291,508

IVORY COAST 1.8%
Ivory Coast Government International Bond(b)
07/23/24	5.375%		1,354,000	1,255,686
03/03/28	6.375%		5,077,000	4,824,165

Ivory Coast Government International Bond(b)(c)
12/31/32	5.750%		2,100,000	1,911,210

Total				7,991,061

JAMAICA 0.9%
Jamaica Government International Bond
04/28/28	6.750%		2,400,000	2,460,000
07/28/45	7.875%		1,600,000	1,664,000

Total				4,124,000

KAZAKHSTAN 1.5%
Kazakhstan Government International Bond(b)
07/21/25	5.125%		3,850,000	4,072,145
07/21/45	6.500%		2,400,000	2,618,530

Total				6,690,675

MEXICO 7.1%
Comision Federal de Electricidad(b)
06/16/45	6.125%		3,700,000	3,755,500

Mexican Bonos
06/10/21	6.500%	MXN	37,100,000	2,274,044
06/09/22	6.500%	MXN	68,799,200	4,210,175
06/03/27	7.500%	MXN	34,949,100	2,274,206

Petroleos Mexicanos
11/12/26	7.470%	MXN	50,100,000	2,614,688
06/02/41	6.500%		5,453,000	5,442,094
01/23/45	6.375%		6,300,000	6,292,453

Petroleos Mexicanos(b)
11/24/21	7.650%	MXN	54,300,000	3,086,941

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
09/12/24	7.190%	MXN	3,440,000	176,070
08/04/26	6.875%		1,000,000	1,114,907

Total				31,241,078

MONGOLIA 0.4%
Trade & Development Bank of Mongolia LLC(b)
05/19/20	9.375%		1,800,000	1,673,134

NETHERLANDS 0.3%
Petrobras Global Finance BV
12/10/18	8.375%		1,500,000	1,545,000

PAKISTAN 1.2%
Pakistan Government International Bond(b)
12/03/19	6.750%		3,200,000	3,334,422
04/15/24	8.250%		1,800,000	1,895,647

Total				5,230,069

PARAGUAY 0.8%
Paraguay Government International Bond(b)
08/11/44	6.100%		3,245,000	3,326,125

PERU 0.2%
Peruvian Government International Bond (b)
08/12/26	8.200%	PEN	1,937,000	677,164

REPUBLIC OF NAMIBIA 0.4%
Namibia International Bonds(b)
11/03/21	5.500%		1,500,000	1,576,710

RUSSIAN FEDERATION 7.6%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/22	4.375%		7,379,000	7,046,945

Gazprom OAO Via Gaz Capital SA(b)
03/07/22	6.510%		1,800,000	1,947,474
03/07/22	6.510%		8,505,000	9,201,815
02/06/28	4.950%		6,000,000	5,669,280
08/16/37	7.288%		2,829,000	3,133,966

Russian Foreign Bond — Eurobond(b)
04/04/22	4.500%		1,800,000	1,876,500
04/04/42	5.625%		3,400,000	3,557,250

Sberbank of Russia Via SB Capital SA Subordinated(b)
10/29/22	5.125%		1,201,000	1,202,970

Total				33,636,200

SENEGAL 0.9%
Senegal Government International Bond(b)
07/30/24	6.250%		4,396,000	4,121,250

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SERBIA 0.9%
Serbia International Bond(b)
12/03/18	5.875%	1,125,000	1,188,281
09/28/21	7.250%	2,500,000	2,831,995

Total			4,020,276

TRINIDAD AND TOBAGO 1.5%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/19	9.750%	6,514,000	6,794,102

TUNISIA 0.4%
Banque Centrale de Tunisie International Bond(b)
01/30/25	5.750%	2,000,000	1,797,500

TURKEY 5.4%
Export Credit Bank of Turkey(b)
04/24/19	5.875%	2,517,000	2,663,489
09/23/21	5.000%	3,250,000	3,282,500

TC Ziraat Bankasi AS(b)
04/29/21	4.750%	1,400,000	1,400,540

Turkey Government International Bond
03/23/23	3.250%	1,500,000	1,430,625
02/05/25	7.375%	2,868,000	3,477,450
04/14/26	4.250%	2,400,000	2,382,000
03/17/36	6.875%	4,794,000	5,710,853
05/30/40	6.750%	2,973,000	3,528,624

Total			23,876,081

URUGUAY 0.3%
Uruguay Government International Bond
03/21/36	7.625%	910,404	1,182,387

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VENEZUELA 3.3%
Petroleos de Venezuela SA(b)
11/17/21	9.000%	1,782,647	701,472
05/16/24	6.000%	34,721,187	11,805,203

Venezuela Government International Bond(b)
10/13/19	7.750%	5,500,000	2,206,875

Total			14,713,550

ZAMBIA 0.4%
Zambia Government International Bond(b)
07/30/27	8.970%	1,950,000	1,594,125

Total Foreign Government Obligations
(Cost: $358,043,975)			351,975,433

Money Market Funds 3.7%
		Shares	Value
Columbia Short-Term Cash Fund, 0.422%(i)(j)		16,408,996	16,408,996

Total Money Market Funds
(Cost: $16,408,996)			16,408,996

Total Investments
(Cost: $444,112,939)			432,384,776

Other Assets & Liabilities, Net			7,607,208

Net Assets			439,991,984

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Barclays	05/11/2016	6,001,000 BRL	1,634,883 USD	—	(105,267)

Citi	05/11/2016	28,870,000,000 COP	9,414,642 USD	—	(707,180)

Standard Chartered	05/11/2016	8,050,000 PEN	2,416,329 USD	—	(31,913)

UBS	06/02/2016	11,000,000 EUR	12,416,360 USD	—	(190,411)

Total				—	(1,034,771)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $314,985,517 or 71.59% of net assets.

(c)	Variable rate security.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)	Principal and interest may not be guaranteed by the government.

(e)	Zero coupon bond.

(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2016, the value of these securities amounted to $4,198,052, which represents 0.95% of net assets.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2016, the value of these securities amounted to $8,305,421, which represents 1.89% of net assets.

(h)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(i)	The rate shown is the seven-day current annualized yield at April 30, 2016.

(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,807,980	122,546,680	(116,945,664)	16,408,996	35,109	16,408,996

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Corporate Bonds & Notes	—	62,349,407	1,650,940	64,000,347

Foreign Government Obligations	—	343,670,012	8,305,421	351,975,433

Investments measured at net asset value

Money Market Funds	—	—	—	16,408,996

Total Investments	—	406,019,419	9,956,361	432,384,776

Derivatives

Liabilities

Forward Foreign Currency Exchange Contracts	—	(1,034,771)	—	(1,034,771)

Total	—	404,984,648	9,956,361	431,350,005

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Foreign Government Obligations ($)	Total ($)
Balance as of October 31, 2015	1,773,143	8,230,019	10,003,162

Increase (decrease) in accrued discounts/premiums	360	(39,491)	(39,131)

Realized gain (loss)	—	—	—

Change in unrealized appreciation (depreciation)(a)	(122,563)	114,893	(7,670)

Sales	—	—	—

Purchases	—	—	—

Transfers into Level 3	—	—	—

Transfers out of Level 3	—	—	—

Balance as of April 30, 2016	1,650,940	8,305,421	9,956,361

(a)	Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2016 was $(7,670), which is comprised of Corporate Bonds & Notes of $(122,563) and Foreign Government Obligations of $114,893.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $427,703,943)	$415,975,780

Affiliated issuers (identified cost $16,408,996)	16,408,996

Total investments (identified cost $444,112,939)	432,384,776

Foreign currency (identified cost $72,754)	74,660

Receivable for:

Investments sold	4,473,151

Capital shares sold	156,244

Dividends	8,224

Interest	8,471,887

Foreign tax reclaims	87,042

Prepaid expenses	1,013

Other assets	29,702

Total assets	445,686,699

Liabilities

Due to custodian	4,616

Unrealized depreciation on forward foreign currency exchange contracts	1,034,771

Payable for:

Investments purchased	1,494,269

Investments purchased on a delayed delivery basis	2,331,341

Capital shares purchased	645,849

Foreign capital gains taxes deferred	37,490

Investment management fees	7,217

Distribution and/or service fees	1,900

Transfer agent fees	64,263

Compensation of board members	39,429

Other expenses	33,570

Total liabilities	5,694,715

Net assets applicable to outstanding capital stock	$439,991,984

Represented by

Paid-in capital	$485,436,607

Undistributed net investment income	5,676,079

Accumulated net realized loss	(38,371,968)

Unrealized appreciation (depreciation) on:

Investments	(11,728,163)

Foreign currency translations	51,690

Forward foreign currency exchange contracts	(1,034,771)

Foreign capital gains tax	(37,490)

Total — representing net assets applicable to outstanding capital stock	$439,991,984

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A

Net assets	$131,402,533

Shares outstanding	12,037,841

Net asset value per share	$10.92

Maximum offering price per share(a)	$11.46

Class B

Net assets	$375,376

Shares outstanding	34,445

Net asset value per share	$10.90

Class C

Net assets	$26,575,894

Shares outstanding	2,449,547

Net asset value per share	$10.85

Class I

Net assets	$159,753,882

Shares outstanding	14,619,628

Net asset value per share	$10.93

Class K

Net assets	$98,767

Shares outstanding	9,051

Net asset value per share	$10.91

Class R

Net assets	$15,406,375

Shares outstanding	1,412,106

Net asset value per share	$10.91

Class R4

Net assets	$2,466,164

Shares outstanding	225,643

Net asset value per share	$10.93

Class R5

Net assets	$10,670,622

Shares outstanding	976,961

Net asset value per share	$10.92

Class W

Net assets	$7,653,983

Shares outstanding	702,203

Net asset value per share	$10.90

Class Y

Net assets	$2,382,753

Shares outstanding	218,014

Net asset value per share	$10.93

Class Z

Net assets	$83,205,635

Shares outstanding	7,617,953

Net asset value per share	$10.92

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$35,109

Interest	15,852,394

Foreign taxes withheld	(24,542)

Total income	15,862,961

Expenses:

Investment management fees	1,282,667

Distribution and/or service fees

Class A	156,012

Class B	2,209

Class C	138,396

Class R	34,440

Class W	9,122

Transfer agent fees

Class A	167,235

Class B	590

Class C	37,079

Class K	5

Class R	18,493

Class R4	2,463

Class R5	2,140

Class W	9,790

Class Z	100,783

Plan administration fees

Class K	23

Compensation of board members	9,413

Custodian fees	12,829

Printing and postage fees	33,553

Registration fees	63,153

Audit fees	16,363

Legal fees	4,137

Other	29,848

Total expenses	2,130,743

Net investment income	13,732,218

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(22,015,270)

Foreign currency translations	(118,113)

Forward foreign currency exchange contracts	(174,332)

Futures contracts	(98,208)

Net realized loss	(22,405,923)

Net change in unrealized appreciation (depreciation) on:

Investments	31,682,505

Foreign currency translations	106,523

Forward foreign currency exchange contracts	(980,374)

Futures contracts	(102,775)

Foreign capital gains tax	(37,490)

Net change in unrealized appreciation	30,668,389

Net realized and unrealized gain	8,262,466

Net increase in net assets resulting from operations	$21,994,684

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations

Net investment income	$13,732,218	$34,226,456

Net realized loss	(22,405,923)	(32,271,376)

Net change in unrealized appreciation (depreciation)	30,668,389	(31,877,460)

Net increase (decrease) in net assets resulting from operations	21,994,684	(29,922,380)

Distributions to shareholders

Net investment income

Class A	(2,491,116)	(4,712,076)

Class B	(7,209)	(19,520)

Class C	(455,927)	(955,457)

Class I	(3,757,424)	(8,129,666)

Class K	(383)	(690)

Class R	(254,272)	(292,458)

Class R4	(36,246)	(97,059)

Class R5	(186,143)	(286,541)

Class W	(144,738)	(359,344)

Class Y	(27,844)	(60,510)

Class Z	(1,576,881)	(2,980,812)

Net realized gains

Class A	—	(152,243)

Class B	—	(841)

Class C	—	(41,414)

Class I	—	(220,145)

Class K	—	(20)

Class R	—	(9,181)

Class R4	—	(1,727)

Class R5	—	(7,407)

Class W	—	(25,818)

Class Y	—	(1,641)

Class Z	—	(89,492)

Total distributions to shareholders	(8,938,183)	(18,444,062)

Decrease in net assets from capital stock activity	(30,732,069)	(190,597,680)

Total decrease in net assets	(17,675,568)	(238,964,122)

Net assets at beginning of period	457,667,552	696,631,674

Net assets at end of period	$439,991,984	$457,667,552

Undistributed net investment income	$5,676,079	$882,044

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	1,803,531	18,993,652	3,434,669	37,278,934

Distributions reinvested	228,381	2,363,041	428,851	4,607,931

Redemptions	(2,877,525)	(29,770,744)	(7,594,612)	(81,462,898)

Net decrease	(845,613)	(8,414,051)	(3,731,092)	(39,576,033)

Class B shares

Subscriptions	567	5,787	2,911	31,681

Distributions reinvested	672	6,929	1,779	19,108

Redemptions(a)	(21,209)	(218,311)	(45,497)	(488,755)

Net decrease	(19,970)	(205,595)	(40,807)	(437,966)

Class C shares

Subscriptions	81,035	840,652	333,789	3,582,834

Distributions reinvested	39,230	403,101	81,585	871,919

Redemptions	(682,416)	(7,046,153)	(2,093,915)	(22,365,121)

Net decrease	(562,151)	(5,802,400)	(1,678,541)	(17,910,368)

Class I shares

Subscriptions	24,464	251,542	473,621	5,163,939

Distributions reinvested	363,075	3,757,213	776,286	8,349,485

Redemptions	(2,617,079)	(27,168,110)	(10,066,577)	(108,088,540)

Net decrease	(2,229,540)	(23,159,355)	(8,816,670)	(94,575,116)

Class K shares

Subscriptions	7,268	79,216	—	—

Distributions reinvested	18	186	38	410

Redemptions	—	—	(1,541)	(16,830)

Net increase (decrease)	7,286	79,402	(1,503)	(16,420)

Class R shares

Subscriptions	233,493	2,433,149	581,659	6,251,734

Distributions reinvested	19,703	203,663	22,071	236,907

Redemptions	(99,528)	(1,024,538)	(243,380)	(2,600,343)

Net increase	153,668	1,612,274	360,350	3,888,298

Class R4 shares

Subscriptions	101,774	1,047,979	300,907	3,267,597

Distributions reinvested	3,471	36,046	9,141	98,486

Redemptions	(28,851)	(302,681)	(335,181)	(3,502,816)

Net increase (decrease)	76,394	781,344	(25,133)	(136,733)

Class R5 shares

Subscriptions	487,096	5,070,249	874,430	9,365,825

Distributions reinvested	17,894	185,504	27,154	291,677

Redemptions	(321,601)	(3,305,835)	(893,098)	(9,568,248)

Net increase	183,389	1,949,918	8,486	89,254

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class W shares

Subscriptions	53,793	558,189	1,723,791	18,708,445

Distributions reinvested	13,996	144,554	36,088	384,881

Redemptions	(73,951)	(767,668)	(3,824,621)	(40,617,305)

Net decrease	(6,162)	(64,925)	(2,064,742)	(21,523,979)

Class Y shares

Subscriptions	131,313	1,397,453	95,247	1,034,411

Distributions reinvested	2,677	27,844	5,791	62,151

Redemptions	(21,913)	(229,227)	(116,766)	(1,232,918)

Net increase (decrease)	112,077	1,196,070	(15,728)	(136,356)

Class Z shares

Subscriptions	1,867,287	19,657,538	2,846,486	30,655,192

Distributions reinvested	134,096	1,388,922	251,459	2,703,081

Redemptions	(1,907,363)	(19,751,211)	(5,027,172)	(53,620,534)

Net increase (decrease)	94,020	1,295,249	(1,929,227)	(20,262,261)

Total net decrease	(3,036,602)	(30,732,069)	(17,934,607)	(190,597,680)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,
Class A	(Unaudited)		2015		2014		2013		2012	2011
Per share data
Net asset value, beginning of period	$10.56		$11.37		$11.59		$12.51		$11.33	$11.69

Income from investment operations:

Net investment income	0.32		0.62		0.60		0.61		0.65	0.68

Net realized and unrealized gain (loss)	0.25		(1.12)		(0.18)		(0.86)		1.16	(0.29)

Total from investment operations	0.57		(0.50)		0.42		(0.25)		1.81	0.39

Less distributions to shareholders:

Net investment income	(0.21)		(0.30)		(0.49)		(0.59)		(0.63)	(0.75)

Net realized gains	—		(0.01)		(0.15)		(0.08)		—	—

Total distributions to shareholders	(0.21)		(0.31)		(0.64)		(0.67)		(0.63)	(0.75)

Net asset value, end of period	$10.92		$10.56		$11.37		$11.59		$12.51	$11.33

Total return	5.47%		(4.39%)		3.84%		(2.12%)		16.51%	3.58%

Ratios to average net assets(a)

Total gross expenses	1.20	%(b)	1.15%		1.16%		1.13%		1.16%	1.35%

Total net expenses(c)	1.20	%(b)	1.15	%(d)	1.16	%(d)	1.13	%(d)	1.16%	1.28	%(d)

Net investment income	6.23	%(b)	5.72%		5.29%		5.00%		5.54%	5.91%

Supplemental data

Net assets, end of period (in thousands)	$131,403		$136,042		$188,935		$235,667		$284,818	$162,047

Portfolio turnover	20%		32%		42%		26%		21%	24%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class B	(Unaudited)		2015		2014		2013		2012	2011
Per share data
Net asset value, beginning of period	$10.54		$11.37		$11.59		$12.51		$11.32	$11.67

Income from investment operations:

Net investment income	0.28		0.53		0.51		0.52		0.57	0.60

Net realized and unrealized gain (loss)	0.25		(1.12)		(0.18)		(0.86)		1.16	(0.30)

Total from investment operations	0.53		(0.59)		0.33		(0.34)		1.73	0.30

Less distributions to shareholders:

Net investment income	(0.17)		(0.23)		(0.40)		(0.50)		(0.54)	(0.65)

Net realized gains	—		(0.01)		(0.15)		(0.08)		—	—

Total distributions to shareholders	(0.17)		(0.24)		(0.55)		(0.58)		(0.54)	(0.65)

Net asset value, end of period	$10.90		$10.54		$11.37		$11.59		$12.51	$11.32

Total return	5.09%		(5.17%)		3.07%		(2.85%)		15.73%	2.77%

Ratios to average net assets(a)

Total gross expenses	1.95	%(b)	1.90%		1.91%		1.88%		1.90%	2.22%

Total net expenses(c)	1.95	%(b)	1.90	%(d)	1.91	%(d)	1.88	%(d)	1.90%	2.04	%(d)

Net investment income	5.39	%(b)	4.95%		4.55%		4.25%		4.87%	5.27%

Supplemental data

Net assets, end of period (in thousands)	$375		$574		$1,083		$2,064		$2,908	$2,846

Portfolio turnover	20%		32%		42%		26%		21%	24%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class C	(Unaudited)		2015		2014		2013		2012	2011
Per share data
Net asset value, beginning of period	$10.50		$11.32		$11.54		$12.46		$11.30	$11.65

Income from investment operations:

Net investment income	0.28		0.53		0.51		0.52		0.56	0.58

Net realized and unrealized gain (loss)	0.24		(1.11)		(0.18)		(0.86)		1.15	(0.26)

Total from investment operations	0.52		(0.58)		0.33		(0.34)		1.71	0.32

Less distributions to shareholders:

Net investment income	(0.17)		(0.23)		(0.40)		(0.50)		(0.55)	(0.67)

Net realized gains	—		(0.01)		(0.15)		(0.08)		—	—

Total distributions to shareholders	(0.17)		(0.24)		(0.55)		(0.58)		(0.55)	(0.67)

Net asset value, end of period	$10.85		$10.50		$11.32		$11.54		$12.46	$11.30

Total return	5.01%		(5.11%)		3.08%		(2.85%)		15.55%	2.96%

Ratios to average net assets(a)

Total gross expenses	1.95	%(b)	1.90%		1.91%		1.88%		1.91%	2.03%

Total net expenses(c)	1.95	%(b)	1.90	%(d)	1.91	%(d)	1.88	%(d)	1.91%	2.02	%(d)

Net investment income	5.45	%(b)	4.96%		4.55%		4.28%		4.78%	5.11%

Supplemental data

Net assets, end of period (in thousands)	$26,576		$31,610		$53,086		$58,219		$45,979	$19,877

Portfolio turnover	20%		32%		42%		26%		21%	24%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class I	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.57		$11.38	$11.59	$12.51	$11.34	$11.69

Income from investment operations:

Net investment income	0.35		0.67	0.66	0.67	0.72	0.73

Net realized and unrealized gain (loss)	0.24		(1.12)	(0.17)	(0.86)	1.14	(0.27)

Total from investment operations	0.59		(0.45)	0.49	(0.19)	1.86	0.46

Less distributions to shareholders:

Net investment income	(0.23)		(0.35)	(0.55)	(0.65)	(0.69)	(0.81)

Net realized gains	—		(0.01)	(0.15)	(0.08)	—	—

Total distributions to shareholders	(0.23)		(0.36)	(0.70)	(0.73)	(0.69)	(0.81)

Net asset value, end of period	$10.93		$10.57	$11.38	$11.59	$12.51	$11.34

Total return	5.74%		(3.99%)	4.45%	(1.67%)	16.96%	4.18%

Ratios to average net assets(a)

Total gross expenses	0.68	%(b)	0.66%	0.66%	0.65%	0.68%	0.83%

Total net expenses(c)	0.68	%(b)	0.66%	0.66%	0.65%	0.68%	0.83%

Net investment income	6.72	%(b)	6.21%	5.81%	5.56%	6.11%	6.43%

Supplemental data

Net assets, end of period (in thousands)	$159,754		$178,095	$291,971	$281,985	$163,508	$146,569

Portfolio turnover	20%		32%	42%	26%	21%	24%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class K	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.55		$11.36	$11.58	$12.50	$11.31	$11.68

Income from investment operations:

Net investment income	0.34		0.64	0.62	0.63	0.68	0.71

Net realized and unrealized gain (loss)	0.24		(1.12)	(0.18)	(0.86)	1.16	(0.31)

Total from investment operations	0.58		(0.48)	0.44	(0.23)	1.84	0.40

Less distributions to shareholders:

Net investment income	(0.22)		(0.32)	(0.51)	(0.61)	(0.65)	(0.77)

Net realized gains	—		(0.01)	(0.15)	(0.08)	—	—

Total distributions to shareholders	(0.22)		(0.33)	(0.66)	(0.69)	(0.65)	(0.77)

Net asset value, end of period	$10.91		$10.55	$11.36	$11.58	$12.50	$11.31

Total return	5.59%		(4.23%)	4.05%	(1.97%)	16.87%	3.65%

Ratios to average net assets(a)

Total gross expenses	0.99	%(b)	0.96%	0.96%	0.95%	0.98%	1.17%

Total net expenses(c)	0.99	%(b)	0.96%	0.96%	0.95%	0.98%	1.13%

Net investment income	6.64	%(b)	5.90%	5.50%	5.16%	5.78%	6.18%

Supplemental data

Net assets, end of period (in thousands)	$99		$19	$37	$36	$72	$62

Portfolio turnover	20%		32%	42%	26%	21%	24%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R	(Unaudited)		2015		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$10.55		$11.37		$11.59		$12.50		$11.30

Income from investment operations:

Net investment income	0.31		0.59		0.57		0.58		0.58

Net realized and unrealized gain (loss)	0.24		(1.12)		(0.18)		(0.85)		1.23

Total from investment operations	0.55		(0.53)		0.39		(0.27)		1.81

Less distributions to shareholders:

Net investment income	(0.19)		(0.28)		(0.46)		(0.56)		(0.61)

Net realized gains	—		(0.01)		(0.15)		(0.08)		—

Total distributions to shareholders	(0.19)		(0.29)		(0.61)		(0.64)		(0.61)

Net asset value, end of period	$10.91		$10.55		$11.37		$11.59		$12.50

Total return	5.35%		(4.69%)		3.57%		(2.29%)		16.57%

Ratios to average net assets(b)

Total gross expenses	1.45	%(c)	1.40%		1.41%		1.39%		1.42	%(c)

Total net expenses(d)	1.45	%(c)	1.40	%(e)	1.41	%(e)	1.39	%(e)	1.42	%(c)

Net investment income	6.02	%(c)	5.53%		5.07%		4.79%		5.15	%(c)

Supplemental data

Net assets, end of period (in thousands)	$15,406		$13,281		$10,212		$3,711		$2,877

Portfolio turnover	20%		32%		42%		26%		21%

Notes to Financial Highlights

(a)	Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.57		$11.38		$11.60		$12.57

Income from investment operations:

Net investment income	0.34		0.64		0.63		0.41

Net realized and unrealized gain (loss)	0.24		(1.12)		(0.18)		(0.98)

Total from investment operations	0.58		(0.48)		0.45		(0.57)

Less distributions to shareholders:

Net investment income	(0.22)		(0.32)		(0.52)		(0.40)

Net realized gains	—		(0.01)		(0.15)		—

Total distributions to shareholders	(0.22)		(0.33)		(0.67)		(0.40)

Net asset value, end of period	$10.93		$10.57		$11.38		$11.60

Total return	5.60%		(4.19%)		4.09%		(4.57%)

Ratios to average net assets(b)

Total gross expenses	0.95	%(c)	0.89%		0.91%		0.92	%(c)

Total net expenses(d)	0.95	%(c)	0.89	%(e)	0.91	%(e)	0.92	%(c)(e)

Net investment income	6.65	%(c)	5.99%		5.54%		5.70	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,466		$1,578		$1,985		$1,055

Portfolio turnover	20%		32%		42%		26%

Notes to Financial Highlights

(a)	Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.56		$11.37	$11.59	$12.57

Income from investment operations:

Net investment income	0.35		0.66	0.65	0.64

Net realized and unrealized gain (loss)	0.24		(1.12)	(0.18)	(0.90)

Total from investment operations	0.59		(0.46)	0.47	(0.26)

Less distributions to shareholders:

Net investment income	(0.23)		(0.34)	(0.54)	(0.64)

Net realized gains	—		(0.01)	(0.15)	(0.08)

Total distributions to shareholders	(0.23)		(0.35)	(0.69)	(0.72)

Net asset value, end of period	$10.92		$10.56	$11.37	$11.59

Total return	5.72%		(4.03%)	4.31%	(2.19%)

Ratios to average net assets(b)

Total gross expenses	0.73	%(c)	0.72%	0.70%	0.71	%(c)

Total net expenses(d)	0.73	%(c)	0.72%	0.70%	0.71	%(c)

Net investment income	6.78	%(c)	6.19%	5.67%	5.54	%(c)

Supplemental data

Net assets, end of period (in thousands)	$10,671		$8,384	$8,928	$11,814

Portfolio turnover	20%		32%	42%	26%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class W	(Unaudited)		2015		2014		2013		2012	2011
Per share data
Net asset value, beginning of period	$10.54		$11.36		$11.57		$12.49		$11.31	$11.68

Income from investment operations:

Net investment income	0.32		0.62		0.60		0.61		0.66	0.68

Net realized and unrealized gain (loss)	0.24		(1.13)		(0.17)		(0.86)		1.15	(0.30)

Total from investment operations	0.56		(0.51)		0.43		(0.25)		1.81	0.38

Less distributions to shareholders:

Net investment income	(0.20)		(0.30)		(0.49)		(0.59)		(0.63)	(0.75)

Net realized gains	—		(0.01)		(0.15)		(0.08)		—	—

Total distributions to shareholders	(0.20)		(0.31)		(0.64)		(0.67)		(0.63)	(0.75)

Net asset value, end of period	$10.90		$10.54		$11.36		$11.57		$12.49	$11.31

Total return	5.48%		(4.49%)		3.93%		(2.13%)		16.53%	3.47%

Ratios to average net assets(a)

Total gross expenses	1.20	%(b)	1.16%		1.16%		1.13%		1.15%	1.45%

Total net expenses(c)	1.20	%(b)	1.16	%(d)	1.16	%(d)	1.13	%(d)	1.15%	1.30	%(d)

Net investment income	6.24	%(b)	5.72%		5.26%		5.02%		5.63%	5.96%

Supplemental data

Net assets, end of period (in thousands)	$7,654		$7,469		$31,493		$64,994		$63,707	$67,886

Portfolio turnover	20%		32%		42%		26%		21%	24%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	27

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.57		$11.38	$11.59	$12.57

Income from investment operations:

Net investment income	0.37		0.67	0.65	0.65

Net realized and unrealized gain (loss)	0.22		(1.12)	(0.16)	(0.90)

Total from investment operations	0.59		(0.45)	0.49	(0.25)

Less distributions to shareholders:

Net investment income	(0.23)		(0.35)	(0.55)	(0.65)

Net realized gains	—		(0.01)	(0.15)	(0.08)

Total distributions to shareholders	(0.23)		(0.36)	(0.70)	(0.73)

Net asset value, end of period	$10.93		$10.57	$11.38	$11.59

Total return	5.74%		(3.99%)	4.46%	(2.14%)

Ratios to average net assets(b)

Total gross expenses	0.68	%(c)	0.67%	0.65%	0.65	%(c)

Total net expenses(d)	0.68	%(c)	0.67%	0.65%	0.65	%(c)

Net investment income	7.07	%(c)	6.23%	5.83%	5.66	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,383		$1,120	$1,384	$9,286

Portfolio turnover	20%		32%	42%	26%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Z	(Unaudited)		2015		2014		2013		2012	2011
Per share data
Net asset value, beginning of period	$10.57		$11.37		$11.59		$12.51		$11.35	$11.69

Income from investment operations:

Net investment income	0.34		0.64		0.63		0.64		0.68	0.68

Net realized and unrealized gain (loss)	0.23		(1.11)		(0.18)		(0.86)		1.14	(0.22)

Total from investment operations	0.57		(0.47)		0.45		(0.22)		1.82	0.46

Less distributions to shareholders:

Net investment income	(0.22)		(0.32)		(0.52)		(0.62)		(0.66)	(0.80)

Net realized gains	—		(0.01)		(0.15)		(0.08)		—	—

Total distributions to shareholders	(0.22)		(0.33)		(0.67)		(0.70)		(0.66)	(0.80)

Net asset value, end of period	$10.92		$10.57		$11.37		$11.59		$12.51	$11.35

Total return	5.50%		(4.10%)		4.10%		(1.87%)		16.64%	4.16%

Ratios to average net assets(a)

Total gross expenses	0.95	%(b)	0.90%		0.91%		0.88%		0.91%	0.84%

Total net expenses(c)	0.95	%(b)	0.90	%(d)	0.91	%(d)	0.88	%(d)	0.91%	0.84	%(d)

Net investment income	6.51	%(b)	5.98%		5.55%		5.23%		5.72%	6.03%

Supplemental data

Net assets, end of period (in thousands)	$83,206		$79,496		$107,518		$124,223		$144,687	$35,902

Portfolio turnover	20%		32%		42%		26%		21%	24%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	29

COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

30	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The

Semiannual Report 2016	31

COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

32	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2016:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,034,771

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	(174,332)	—	(174,332)
Interest rate risk	—	(98,208)	(98,208)
Total	(174,332)	(98,208)	(272,540)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	(980,374)	—	(980,374)
Interest rate risk	—	(102,775)	(102,775)
Total	(980,374)	(102,775)	(1,083,149)

Semiannual Report 2016	33

COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	6,673,274

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	32,269	(795,457)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2016.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2016:

	Barclays ($)	Citi ($)	Standard Chartered ($)	UBS ($)	Total ($)
Liabilities
Forward foreign currency exchange contracts	105,267	707,180	31,913	190,411	1,034,771
Total collateral received (pledged)	—	—	—	—	—
Net Amount(a)	(105,267)	(707,180)	(31,913)	(190,411)	(1,034,771)

(a)	Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute

34	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management

Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.600% of the Fund’s average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $762,653, and the administrative services fee paid to the Investment Manager was $100,728.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the “Global” business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Semiannual Report 2016	35

COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2016, other expenses paid by the Fund to this company were $818.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended April 30, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.27%
Class B	0.27
Class C	0.27
Class K	0.05
Class R	0.27
Class R4	0.27
Class R5	0.05
Class W	0.27
Class Z	0.27

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various

36	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $120,000 and $328,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $28,020 for Class A and $2,151 for Class C shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap March 1, 2016 Through February 28, 2017	Voluntary Expense Cap Prior to March 1, 2016
Class A	1.22%	1.21%
Class B	1.97	1.96
Class C	1.97	1.96
Class I	0.78	0.76
Class K	1.08	1.06
Class R	1.47	1.46
Class R4	0.97	0.96
Class R5	0.83	0.81
Class W	1.22	1.21
Class Y	0.78	0.76
Class Z	0.97	0.96

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $444,113,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$14,102,000
Unrealized depreciation	(25,830,000)
Net unrealized depreciation	$(11,728,000)

Semiannual Report 2016	37

COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

The following capital loss carryforwards, determined as of October 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — long-term	15,514,461

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $82,126,811 and $107,407,704, respectively, for the six months ended April 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, affiliated shareholders of record owned 60.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value

38	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the

Semiannual Report 2016	39

COLUMBIA EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

40	Semiannual Report 2016

COLUMBIA EMERGING MARKETS BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	41

Columbia Emerging Markets Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR141_1O_F01_(06/16)

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA EUROPEAN EQUITY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $464 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 3rd largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of March 31, 2016. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.
**	Source: ICI as of March 31, 2016 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of December 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it’s also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009-2010.

■	In today’s low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

■	Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong.

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

■	Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, “The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror.” Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today’s investment environment:

1)	Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)	Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)	Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20%-30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001–2003 and 2011–2012. Conversely, flows picked up when volatility returned to “normal” levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate “spike” reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what’s the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization, and investors are

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

best served through investment approaches that appreciate that distinction. Even though it’s a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia European Equity Fund (the Fund) Class A shares returned -5.71% excluding sales charges for the six-month period that ended April 30, 2016.

■	The Fund underperformed its benchmark, the MSCI Europe Index (Net), which returned -4.48% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	06/26/00
Excluding sales charges		-5.71	-9.23	2.06	4.19
Including sales charges		-11.07	-14.44	0.85	3.58
Class B	06/26/00
Excluding sales charges		-6.10	-9.89	1.30	3.39
Including sales charges		-10.64	-14.25	0.94	3.39
Class C	06/26/00
Excluding sales charges		-6.05	-9.91	1.30	3.40
Including sales charges		-6.96	-10.78	1.30	3.40
Class I	07/15/04	-5.39	-8.78	2.59	4.73
Class K	06/26/00	-5.59	-9.12	2.27	4.42
Class R4*	01/08/14	-5.47	-9.01	2.19	4.26
Class R5*	01/08/14	-5.44	-8.84	2.26	4.29
Class W*	06/18/12	-5.53	-9.20	2.07	4.20
Class Y*	03/01/16	-5.61	-9.13	2.08	4.20
Class Z*	09/27/10	-5.48	-9.02	2.33	4.38
MSCI Europe Index (Net)		-4.48	-10.11	0.99	1.79

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI Europe Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Europe Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016	3

COLUMBIA EUROPEAN EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Threadneedle International Limited

Daniel Ison

Ann Steele

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at April 30, 2016)
Unilever PLC (United Kingdom)	4.8
Roche Holding AG, Genusschein Shares (Switzerland)	4.1
Royal Dutch Shell PLC, Class B (United Kingdom)	4.1
BT Group PLC (United Kingdom)	3.5
Bayer AG, Registered Shares (Germany)	2.9
Anheuser-Busch InBev SA/NV (Belgium)	2.9
Reckitt Benckiser Group PLC (United Kingdom)	2.8
CRH PLC (Ireland)	2.6
British American Tobacco PLC (United Kingdom)	2.5
Novo Nordisk A/S, Class B (Denmark)	2.4

Percentages	indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at April 30, 2016)
Belgium	4.0
Denmark	4.1
Finland	1.0
France	12.1
Germany	13.9
Ireland	5.3
Italy	1.8
Netherlands	7.0
Spain	6.4
Sweden	3.1
Switzerland	10.5
United Kingdom	30.8
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at April 30, 2016)
Consumer Discretionary	13.3
Consumer Staples	17.2
Energy	4.1
Financials	16.4
Health Care	15.5
Industrials	13.4
Information Technology	6.1
Materials	7.4
Telecommunication Services	6.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	942.90		1,018.15	6.52		6.77	1.35
Class B	1,000.00	1,000.00	939.00		1,014.42	10.12		10.52	2.10
Class C	1,000.00	1,000.00	939.50		1,014.37	10.17		10.57	2.11
Class I	1,000.00	1,000.00	946.10		1,020.24	4.50		4.67	0.93
Class K	1,000.00	1,000.00	944.10		1,018.55	6.14		6.37	1.27
Class R4	1,000.00	1,000.00	945.30		1,019.44	5.27		5.47	1.09
Class R5	1,000.00	1,000.00	945.60		1,019.94	4.79		4.97	0.99
Class W	1,000.00	1,000.00	944.70		1,018.25	6.43		6.67	1.33
Class Y	1,000.00	1,000.00	1,047.70	(a)	1,020.19	1.53	(a)	4.72	0.94	(a)
Class Z	1,000.00	1,000.00	945.20		1,019.34	5.37		5.57	1.11

(a) Based on operations from March 1, 2016 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016	5

COLUMBIA EUROPEAN EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.2%
Issuer	Shares	Value ($)
BELGIUM 4.0%
Anheuser-Busch InBev SA/NV	119,153	14,748,752

KBC Groep NV	98,727	5,542,714

Total		20,291,466

DENMARK 4.1%
Novo Nordisk A/S, Class B	219,223	12,239,954

Pandora A/S	67,586	8,776,187

Total		21,016,141

FINLAND 0.9%
KONE OYJ, Class B	106,401	4,853,887

FRANCE 12.0%
Airbus Group SE	158,847	9,932,894

Amundi SA(a)	153,980	7,086,094

AXA SA	332,034	8,370,008

Essilor International SA	45,710	5,917,066

Groupe Eurotunnel SE	432,768	5,525,284

L’Oreal SA	30,534	5,539,882

Legrand SA	97,386	5,546,601

Pernod Ricard SA	44,603	4,815,132

Schneider Electric SE	130,841	8,515,743

Total		61,248,704

GERMANY 13.8%
Allianz SE, Registered Shares	48,603	8,250,540

Bayer AG, Registered Shares	129,279	14,914,120

Bayerische Motoren Werke AG	46,947	4,327,413

Brenntag AG	78,609	4,609,477

Continental AG	51,492	11,308,707

Deutsche Telekom AG, Registered Shares	429,553	7,518,078

Fresenius Medical Care AG & Co. KGaA	108,093	9,375,724

TUI AG	416,865	6,038,243

Worldpay Group PLC(a)	984,744	3,840,316

Total		70,182,618

IRELAND 5.3%
CRH PLC	450,276	13,079,473

Paddy Power Betfair PLC	34,711	4,652,251

Ryanair Holdings PLC, ADR	114,399	9,260,599

Total		26,992,323

Common Stocks (continued)
Issuer	Shares	Value ($)
ITALY 1.8%
Infrastrutture Wireless Italiane SpA(a)	622,969	3,192,869

Intesa Sanpaolo SpA	2,200,642	6,098,028

Total		9,290,897

NETHERLANDS 7.0%
Akzo Nobel NV	130,862	9,273,819

ASML Holding NV	120,947	11,688,591

ING Groep NV-CVA	421,839	5,165,973

RELX NV	562,975	9,447,122

Total		35,575,505

SPAIN 6.3%
Amadeus IT Holding SA, Class A	214,584	9,764,495

Cellnex Telecom SAU	328,099	5,413,691

Ferrovial SA	449,148	9,663,643

Industria de Diseno Textil SA	233,238	7,487,287

Total		32,329,116

SWEDEN 3.0%
Atlas Copco AB, Class A	285,701	7,392,944

Sandvik AB	235,927	2,420,834

Svenska Handelsbanken AB, Class A	430,529	5,731,130

Total		15,544,908

SWITZERLAND 10.4%
Cie Financiere Richemont SA, Class A, Registered Shares	73,688	4,900,755

Novartis AG, Registered Shares	134,524	10,264,940

Roche Holding AG, Genusschein Shares	82,444	20,840,894

Sika AG	2,138	9,099,817

UBS AG	457,091	7,909,633

Total		53,016,039

UNITED KINGDOM 30.6%
3i Group PLC	601,075	4,159,445

ARM Holdings PLC	410,641	5,625,079

British American Tobacco PLC	207,294	12,630,422

BT Group PLC	2,710,742	17,554,280

Imperial Brands PLC	196,698	10,687,172

InterContinental Hotels Group PLC	146,226	5,830,734

Johnson Matthey PLC	144,231	6,084,158

Legal & General Group PLC	2,133,579	6,955,100

Persimmon PLC	157,153	4,562,634

Prudential PLC	470,082	9,255,449

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Reckitt Benckiser Group PLC	145,254	14,122,317

Royal Dutch Shell PLC, Class B	791,197	20,647,200

Smith & Nephew PLC	299,845	5,064,653

St. James’s Place PLC	657,068	8,323,855

Unilever PLC	547,869	24,451,862

Total		155,954,360

Total Common Stocks
(Cost: $498,693,153)		506,295,964

Total Investments
(Cost: $498,693,153)		506,295,964	(b)

Other Assets & Liabilities, Net		4,012,283

Net Assets		510,308,247

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,582,020	87,135,191	(88,717,211)	—	4,028	—

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA EUROPEAN EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Belgium	—	20,291,466	—	20,291,466

Denmark	—	21,016,141	—	21,016,141

Finland	—	4,853,887	—	4,853,887

France	—	61,248,704	—	61,248,704

Germany	—	70,182,618	—	70,182,618

Ireland	9,260,599	17,731,724	—	26,992,323

Italy	—	9,290,897	—	9,290,897

Netherlands	—	35,575,505	—	35,575,505

Spain	—	32,329,116	—	32,329,116

Sweden	—	15,544,908	—	15,544,908

Switzerland	—	53,016,039	—	53,016,039

United Kingdom	—	155,954,360	—	155,954,360

Total Common Stocks	9,260,599	497,035,365	—	506,295,964

Total Investments	9,260,599	497,035,365	—	506,295,964

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets

Investments, at value (identified cost $498,693,153)	$506,295,964

Foreign currency (identified cost $148)	143

Receivable for:

Investments sold	3,610,311

Capital shares sold	84,762

Dividends	2,782,396

Foreign tax reclaims	1,280,043

Prepaid expenses	987

Other assets	33,147

Total assets	514,087,753

Liabilities

Due to custodian	3,262,852

Payable for:

Capital shares purchased	381,458

Investment management fees	12,168

Distribution and/or service fees	1,821

Transfer agent fees	32,626

Compensation of board members	29,367

Other expenses	59,214

Total liabilities	3,779,506

Net assets applicable to outstanding capital stock	$510,308,247

Represented by

Paid-in capital	$518,952,066

Undistributed net investment income	3,849,809

Accumulated net realized loss	(20,097,787)

Unrealized appreciation (depreciation) on:

Investments	7,602,811

Foreign currency translations	1,348

Total — representing net assets applicable to outstanding capital stock	$510,308,247

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA EUROPEAN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A

Net assets	$162,967,676

Shares outstanding	25,891,315

Net asset value per share	$6.29

Maximum offering price per share(a)	$6.67

Class B

Net assets	$764,534

Shares outstanding	122,301

Net asset value per share	$6.25

Class C

Net assets	$24,574,363

Shares outstanding	4,000,640

Net asset value per share	$6.14

Class I

Net assets	$264,725,591

Shares outstanding	41,965,459

Net asset value per share	$6.31

Class K

Net assets	$3,324

Shares outstanding	530

Net asset value per share	$6.27

Class R4

Net assets	$2,183,428

Shares outstanding	348,284

Net asset value per share	$6.27

Class R5

Net assets	$300,854

Shares outstanding	47,699

Net asset value per share	$6.31

Class W

Net assets	$2,040

Shares outstanding	326

Net asset value per share(b)	$6.27

Class Y

Net assets	$2,619

Shares outstanding	426

Net asset value per share	$6.15

Class Z

Net assets	$54,783,818

Shares outstanding	8,738,019

Net asset value per share	$6.27

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$7,684,783

Dividends — affiliated issuers	4,028

Foreign taxes withheld	(713,937)

Total income	6,974,874

Expenses:

Investment management fees	2,247,823

Distribution and/or service fees

Class A	213,916

Class B	4,213

Class C	131,498

Class W	3

Transfer agent fees

Class A	149,109

Class B	733

Class C	22,911

Class K	1

Class R4	3,186

Class R5	47

Class W	2

Class Z	47,471

Plan administration fees

Class K	4

Compensation of board members	9,423

Custodian fees	35,648

Printing and postage fees	22,157

Registration fees	56,945

Audit fees	24,820

Legal fees	4,356

Other	12,964

Total expenses	2,987,230

Net investment income	3,987,644

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(18,346,815)

Foreign currency translations	(260,642)

Net realized loss	(18,607,457)

Net change in unrealized appreciation (depreciation) on:

Investments	(17,514,805)

Foreign currency translations	116,388

Net change in unrealized depreciation	(17,398,417)

Net realized and unrealized loss	(36,005,874)

Net decrease in net assets from operations	$(32,018,230)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA EUROPEAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations

Net investment income	$3,987,644	$7,167,394

Net realized gain (loss)	(18,607,457)	21,413,458

Net change in unrealized depreciation	(17,398,417)	(10,576,451)

Net increase (decrease) in net assets resulting from operations	(32,018,230)	18,004,401

Distributions to shareholders

Net investment income

Class A	(1,998,192)	(2,600,431)

Class B	(2,729)	(13,263)

Class C	(90,508)	(244,671)

Class I	(4,221,621)	(5,805,350)

Class K	(43)	(212)

Class R4	(52,482)	(58,744)

Class R5	(2,510)	(1,176)

Class W	(25)	(40)

Class Z	(766,449)	(2,295,832)

Net realized gains

Class A	(5,501,931)	(4,532,654)

Class B	(27,367)	(42,360)

Class C	(877,283)	(790,300)

Class I	(8,240,532)	(7,928,441)

Class K	(106)	(339)

Class R4	(116,660)	(88,770)

Class R5	(5,108)	(1,654)

Class W	(66)	(69)

Class Z	(1,716,866)	(3,469,336)

Total distributions to shareholders	(23,620,478)	(27,873,642)

Increase (decrease) in net assets from capital stock activity	(2,007,956)	673,614

Total decrease in net assets	(57,646,664)	(9,195,627)

Net assets at beginning of period	567,954,911	577,150,538

Net assets at end of period	$510,308,247	$567,954,911

Undistributed net investment income	$3,849,809	$6,996,724

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)(a)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	2,253,089	14,410,110	10,103,066	71,628,037

Distributions reinvested	1,152,394	7,363,800	1,036,066	7,014,164

Redemptions	(4,760,014)	(29,873,226)	(7,118,952)	(49,749,220)

Net increase (decrease)	(1,354,531)	(8,099,316)	4,020,180	28,892,981

Class B shares

Subscriptions	7,845	48,020	55,348	390,226

Distributions reinvested	4,720	30,019	8,253	55,623

Redemptions(b)	(36,053)	(222,798)	(137,948)	(968,884)

Net decrease	(23,488)	(144,759)	(74,347)	(523,035)

Class C shares

Subscriptions	331,240	2,073,180	1,515,948	10,526,167

Distributions reinvested	142,969	893,554	139,556	925,254

Redemptions	(758,477)	(4,633,597)	(1,200,813)	(8,120,714)

Net increase (decrease)	(284,268)	(1,666,863)	454,691	3,330,707

Class I shares

Subscriptions	375,152	2,378,688	9,988,222	72,762,106

Distributions reinvested	1,950,242	12,462,045	2,025,614	13,733,661

Redemptions	(877,595)	(5,428,132)	(9,579,617)	(67,529,909)

Net increase	1,447,799	9,412,601	2,434,219	18,965,858

Class K shares

Subscriptions	—	—	340	2,350

Distributions reinvested	8	53	65	436

Redemptions	—	—	(1,628)	(11,552)

Net increase (decrease)	8	53	(1,223)	(8,766)

Class R4 shares

Subscriptions	14,549	94,227	1,088,305	7,805,995

Distributions reinvested	26,579	169,045	21,869	147,398

Redemptions	(672,095)	(4,453,644)	(138,418)	(961,996)

Net increase (decrease)	(630,967)	(4,190,372)	971,756	6,991,397

Class R5 shares

Subscriptions	26,732	166,794	19,995	140,751

Distributions reinvested	1,177	7,519	400	2,711

Redemptions	(6,469)	(42,613)	(1,222)	(8,572)

Net increase	21,440	131,700	19,173	134,890

Class Y shares

Subscriptions	426	2,500	—	—

Net increase	426	2,500	—	—

Class Z shares

Subscriptions	1,305,159	8,148,498	3,037,689	21,129,011

Distributions reinvested	354,869	2,256,970	809,337	5,454,932

Redemptions	(1,261,902)	(7,858,968)	(11,959,265)	(83,694,361)

Net increase (decrease)	398,126	2,546,500	(8,112,239)	(57,110,418)

Total net decrease	(425,455)	(2,007,956)	(287,790)	673,614

(a)	Class Y shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,
Class A	(Unaudited)		2015		2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$6.96		$7.05		$7.55	$5.94		$5.47		$5.80

Income from investment operations:

Net investment income	0.04		0.08		0.13	0.07		0.08		0.05

Net realized and unrealized gain (loss)	(0.43)		0.16		(0.29)	1.66		0.40		(0.35)

Total from investment operations	(0.39)		0.24		(0.16)	1.73		0.48		(0.30)

Less distributions to shareholders:

Net investment income	(0.08)		(0.12)		(0.06)	(0.09)		(0.01)		(0.03)

Net realized gains	(0.20)		(0.21)		(0.28)	(0.03)		—		—

Total distributions to shareholders	(0.28)		(0.33)		(0.34)	(0.12)		(0.01)		(0.03)

Net asset value, end of period	$6.29		$6.96		$7.05	$7.55		$5.94		$5.47

Total return	(5.71%)		3.61%		(2.33%)	29.57%		8.88%		(5.25%)

Ratios to average net assets(a)

Total gross expenses	1.35	%(b)	1.35	%(c)	1.37%	1.42%		1.54	%(c)	1.55%

Total net expenses(d)	1.35	%(b)	1.35	%(c)(e)	1.37%	1.42	%(e)	1.52	%(c)(e)	1.51	%(e)

Net investment income	1.30	%(b)	1.14%		1.74%	1.03%		1.42%		0.84%

Supplemental data

Net assets, end of period (in thousands)	$162,968		$189,670		$163,706	$100,943		$52,850		$60,295

Portfolio turnover	29%		63%		64%	73%		126%		121%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class B	(Unaudited)		2015		2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$6.89		$6.97		$7.48	$5.87		$5.44		$5.78

Income from investment operations:

Net investment income	0.02		0.03		0.07	0.03		0.04		0.01

Net realized and unrealized gain (loss)	(0.44)		0.17		(0.28)	1.64		0.39		(0.35)

Total from investment operations	(0.42)		0.20		(0.21)	1.67		0.43		(0.34)

Less distributions to shareholders:

Net investment income	(0.02)		(0.07)		(0.02)	(0.03)		—		—

Net realized gains	(0.20)		(0.21)		(0.28)	(0.03)		—		—

Total distributions to shareholders	(0.22)		(0.28)		(0.30)	(0.06)		—		—

Net asset value, end of period	$6.25		$6.89		$6.97	$7.48		$5.87		$5.44

Total return	(6.10%)		2.95%		(3.06%)	28.59%		7.90%		(5.88%)

Ratios to average net assets(a)

Total gross expenses	2.10	%(b)	2.11	%(c)	2.11%	2.18%		2.28	%(c)	2.30%

Total net expenses(d)	2.10	%(b)	2.11	%(c)(e)	2.11%	2.18	%(e)	2.27	%(c)(e)	2.26	%(e)

Net investment income	0.50	%(b)	0.43%		0.97%	0.42%		0.78%		0.15%

Supplemental data

Net assets, end of period (in thousands)	$765		$1,004		$1,535	$1,561		$1,492		$2,382

Portfolio turnover	29%		63%		64%	73%		126%		121%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class C	(Unaudited)		2015		2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$6.77		$6.86		$7.37	$5.82		$5.39		$5.72

Income from investment operations:

Net investment income	0.02		0.02		0.07	(0.00	)(a)	0.04		0.01

Net realized and unrealized gain (loss)	(0.43)		0.17		(0.28)	1.64		0.39		(0.34)

Total from investment operations	(0.41)		0.19		(0.21)	1.64		0.43		(0.33)

Less distributions to shareholders:

Net investment income	(0.02)		(0.07)		(0.02)	(0.06)		—		—

Net realized gains	(0.20)		(0.21)		(0.28)	(0.03)		—		—

Total distributions to shareholders	(0.22)		(0.28)		(0.30)	(0.09)		—		—

Net asset value, end of period	$6.14		$6.77		$6.86	$7.37		$5.82		$5.39

Total return	(6.05%)		2.84%		(3.08%)	28.58%		7.98%		(5.77%)

Ratios to average net assets(b)

Total gross expenses	2.11	%(c)	2.10	%(d)	2.12%	2.15%		2.31	%(d)	2.29%

Total net expenses(e)	2.11	%(c)	2.10	%(d)(f)	2.12%	2.15	%(f)	2.27	%(d)(f)	2.26	%(f)

Net investment income (loss)	0.55	%(c)	0.36%		1.00%	(0.05%)		0.72%		0.11%

Supplemental data

Net assets, end of period (in thousands)	$24,574		$29,009		$26,264	$13,322		$2,106		$1,274

Portfolio turnover	29%		63%		64%	73%		126%		121%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class I	(Unaudited)		2015		2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$6.99		$7.08		$7.58	$5.96	$5.50		$5.80

Income from investment operations:

Net investment income	0.06		0.11		0.15	0.11	0.10		0.11

Net realized and unrealized gain (loss)	(0.43)		0.17		(0.28)	1.66	0.41		(0.36)

Total from investment operations	(0.37)		0.28		(0.13)	1.77	0.51		(0.25)

Less distributions to shareholders:

Net investment income	(0.11)		(0.16)		(0.09)	(0.12)	(0.05)		(0.05)

Net realized gains	(0.20)		(0.21)		(0.28)	(0.03)	—		—

Total distributions to shareholders	(0.31)		(0.37)		(0.37)	(0.15)	(0.05)		(0.05)

Net asset value, end of period	$6.31		$6.99		$7.08	$7.58	$5.96		$5.50

Total return	(5.39%)		4.10%		(1.96%)	30.29%	9.36%		(4.36%)

Ratios to average net assets(a)

Total gross expenses	0.93	%(b)	0.92	%(c)	0.92%	0.93%	0.97	%(c)	1.00%

Total net expenses(d)	0.93	%(b)	0.92	%(c)	0.92%	0.93%	0.97	%(c)	1.00%

Net investment income	1.78	%(b)	1.50%		2.04%	1.65%	1.86%		1.83%

Supplemental data

Net assets, end of period (in thousands)	$264,726		$283,366		$269,774	$263,736	$236,735		$319,236

Portfolio turnover	29%		63%		64%	73%	126%		121%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class K	(Unaudited)		2015		2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$6.94		$7.03		$7.54	$5.93	$5.47		$5.79

Income from investment operations:

Net investment income	0.04		0.08		0.13	0.08	0.08		0.06

Net realized and unrealized gain (loss)	(0.42)		0.18		(0.29)	1.67	0.41		(0.34)

Total from investment operations	(0.38)		0.26		(0.16)	1.75	0.49		(0.28)

Less distributions to shareholders:

Net investment income	(0.09)		(0.14)		(0.07)	(0.11)	(0.03)		(0.04)

Net realized gains	(0.20)		(0.21)		(0.28)	(0.03)	—		—

Total distributions to shareholders	(0.29)		(0.35)		(0.35)	(0.14)	(0.03)		(0.04)

Net asset value, end of period	$6.27		$6.94		$7.03	$7.54	$5.93		$5.47

Total return	(5.59%)		3.78%		(2.33%)	29.93%	9.08%		(4.93%)

Ratios to average net assets(a)

Total gross expenses	1.27	%(b)	1.22	%(c)	1.22%	1.23%	1.27	%(c)	1.32%

Total net expenses(d)	1.27	%(b)	1.22	%(c)	1.22%	1.23%	1.27	%(c)	1.26%

Net investment income	1.42	%(b)	1.17%		1.74%	1.21%	1.43%		1.08%

Supplemental data

Net assets, end of period (in thousands)	$3		$4		$12	$14	$17		$27

Portfolio turnover	29%		63%		64%	73%	126%		121%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R4	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$6.94		$7.03		$7.59

Income from investment operations:

Net investment income	0.04		0.11		0.10

Net realized and unrealized gain (loss)	(0.42)		0.15		(0.66)

Total from investment operations	(0.38)		0.26		(0.56)

Less distributions to shareholders:

Net investment income	(0.09)		(0.14)		—

Net realized gains	(0.20)		(0.21)		—

Total distributions to shareholders	(0.29)		(0.35)		—

Net asset value, end of period	$6.27		$6.94		$7.03

Total return	(5.47%)		3.90%		(7.38%)

Ratios to average net assets(b)

Total gross expenses	1.09	%(c)	1.10	%(d)	1.12	%(c)

Total net expenses(e)	1.09	%(c)	1.10	%(d)(f)	1.12	%(c)

Net investment income	1.37	%(c)	1.51%		1.69	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,183		$6,800		$53

Portfolio turnover	29%		63%		64%

Notes to Financial Highlights

(a)	Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R5	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$6.99		$7.08		$7.63

Income from investment operations:

Net investment income	0.06		0.12		0.09

Net realized and unrealized gain (loss)	(0.44)		0.15		(0.64)

Total from investment operations	(0.38)		0.27		(0.55)

Less distributions to shareholders:

Net investment income	(0.10)		(0.15)		—

Net realized gains	(0.20)		(0.21)		—

Total distributions to shareholders	(0.30)		(0.36)		—

Net asset value, end of period	$6.31		$6.99		$7.08

Total return	(5.44%)		4.03%		(7.21%)

Ratios to average net assets(b)

Total gross expenses	0.99	%(c)	0.98	%(d)	0.98	%(c)

Total net expenses(e)	0.99	%(c)	0.98	%(d)	0.98	%(c)

Net investment income	2.05	%(c)	1.68%		1.51	%(c)

Supplemental data

Net assets, end of period (in thousands)	$301		$184		$50

Portfolio turnover	29%		63%		64%

Notes to Financial Highlights

(a)	Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class W	(Unaudited)		2015		2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$6.93		$7.02		$7.52	$5.94		$5.21

Income from investment operations:

Net investment income	0.04		0.08		0.12	0.07		0.00	(b)

Net realized and unrealized gain (loss)	(0.42)		0.17		(0.28)	1.65		0.73

Total from investment operations	(0.38)		0.25		(0.16)	1.72		0.73

Less distributions to shareholders:

Net investment income	(0.08)		(0.13)		(0.06)	(0.11)		—

Net realized gains	(0.20)		(0.21)		(0.28)	(0.03)		—

Total distributions to shareholders	(0.28)		(0.34)		(0.34)	(0.14)		—

Net asset value, end of period	$6.27		$6.93		$7.02	$7.52		$5.94

Total return	(5.53%)		3.65%		(2.37%)	29.42%		14.01%

Ratios to average net assets(c)

Total gross expenses	1.33	%(d)	1.30	%(e)	1.35%	1.46%		1.64	%(d)

Total net expenses(f)	1.33	%(d)	1.30	%(e)(g)	1.35%	1.46	%(g)	1.52	%(d)

Net investment income	1.36	%(d)	1.20%		1.62%	1.09%		0.11	%(d)

Supplemental data

Net assets, end of period (in thousands)	$2		$2		$2	$4		$3

Portfolio turnover	29%		63%		64%	73%		126%

Notes to Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016(a)
Class Y	(Unaudited)
Per share data
Net asset value, beginning of period	$5.87

Income from investment operations:

Net investment income	0.05

Net realized and unrealized gain	0.23	(b)

Total from investment operations	0.28

Net asset value, end of period	$6.15

Total return	4.77%

Ratios to average net assets(c)

Total gross expenses	0.94	%(d)

Total net expenses(e)	0.94	%(d)

Net investment income	4.66	%(d)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	29%

Notes to Financial Highlights

(a)	Based on operations from March 1, 2016 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Z	(Unaudited)		2015		2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$6.94		$7.04		$7.53	$5.94		$5.49		$5.80

Income from investment operations:

Net investment income	0.05		0.08		0.14	0.09		0.02		0.10

Net realized and unrealized gain (loss)	(0.43)		0.17		(0.28)	1.65		0.47		(0.36)

Total from investment operations	(0.38)		0.25		(0.14)	1.74		0.49		(0.26)

Less distributions to shareholders:

Net investment income	(0.09)		(0.14)		(0.07)	(0.12)		(0.04)		(0.05)

Net realized gains	(0.20)		(0.21)		(0.28)	(0.03)		—		—

Total distributions to shareholders	(0.29)		(0.35)		(0.35)	(0.15)		(0.04)		(0.05)

Net asset value, end of period	$6.27		$6.94		$7.04	$7.53		$5.94		$5.49

Total return	(5.48%)		3.75%		(2.01%)	29.83%		9.09%		(4.57%)

Ratios to average net assets(a)

Total gross expenses	1.11	%(b)	1.11	%(c)	1.12%	1.17%		1.49	%(c)	1.24%

Total net expenses(d)	1.11	%(b)	1.11	%(c)(e)	1.12%	1.17	%(e)	1.27	%(c)(e)	1.24	%(e)

Net investment income	1.61	%(b)	1.18%		1.92%	1.34%		0.34%		1.72%

Supplemental data

Net assets, end of period (in thousands)	$54,784		$57,916		$115,755	$107,086		$60,380		$70

Portfolio turnover	29%		63%		64%	73%		126%		121%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia European Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2016.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for

24	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Semiannual Report 2016	25

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.87% of the Fund’s average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $1,383,075, and the administrative services fee paid to the Investment Manager was $140,369.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

26	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2016, other expenses paid by the Fund to this company were $885.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended April 30, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R4	0.17
Class R5	0.05
Class W	0.19
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares.

Semiannual Report 2016	27

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $174,000 and $182,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $93,303 for Class A and $2,036 for Class C shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap March 1, 2016 Through February 28, 2017	Voluntary Expense Cap Prior to March 1, 2016
Class A	1.46%	1.50%
Class B	2.21	2.25
Class C	2.21	2.25
Class I	1.08	1.11
Class K	1.38	1.41
Class R4	1.21	1.25
Class R5	1.13	1.16
Class W	1.46	1.50
Class Y	1.08	—
Class Z	1.21	1.25

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $498,693,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$30,315,000
Unrealized depreciation	(22,712,000)
Net unrealized appreciation	$7,603,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $153,668,519 and $176,143,711, respectively, for the six months ended April 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

28	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, affiliated shareholders of record owned 89.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the

Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Geographic Concentration Risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2016	29

COLUMBIA EUROPEAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2016

COLUMBIA EUROPEAN EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	31

Columbia European Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR147_10_F01_(06/16)

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

PRESIDENT’S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it’s also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009-2010.

■	In today’s low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

■	Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong.

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

■	Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, “The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror.” Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today’s investment environment:

1)	Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)	Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)	Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20%-30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001–2003 and 2011–2012. Conversely, flows picked up when volatility returned to “normal” levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate “spike” reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what’s the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization, and investors are

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

best served through investment approaches that appreciate that distinction. Even though it’s a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Select Global Equity Fund (the Fund) Class A shares returned -0.10% excluding sales charges for the six-month period that ended April 30, 2016.

■	The Fund outperformed its benchmark, the MSCI ACWI (Net), which returned -0.94% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/29/90
Excluding sales charges		-0.10	0.11	4.71	3.56
Including sales charges		-5.86	-5.67	3.49	2.95
Class B	03/20/95
Excluding sales charges		-0.44	-0.65	3.92	2.77
Including sales charges		-5.41	-5.62	3.57	2.77
Class C	06/26/00
Excluding sales charges		-0.55	-0.66	3.93	2.77
Including sales charges		-1.55	-1.65	3.93	2.77
Class I*	08/01/08	0.10	0.51	5.18	3.95
Class K	03/20/95	-0.10	0.21	4.89	3.73
Class R*	12/11/06	-0.30	-0.19	4.44	3.38
Class R5*	12/11/06	0.10	0.51	5.14	3.99
Class W*	12/01/06	-0.10	0.01	4.69	3.56
Class Z*	09/27/10	0.00	0.41	4.96	3.70
MSCI ACWI (Net)		-0.94	-5.66	4.69	3.89

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at April 30, 2016)
MasterCard, Inc., Class A (United States)	5.1
AIA Group Ltd. (Hong Kong)	5.0
Alphabet, Inc., Class A (United States)	4.7
Visa, Inc., Class A (United States)	4.1
Thermo Fisher Scientific, Inc. (United States)	4.1
HDFC Bank Ltd. (India)	4.0
Reckitt Benckiser Group PLC (United Kingdom)	3.7
PPG Industries, Inc. (United States)	3.7
Unilever PLC (United Kingdom)	3.4
Nike, Inc., Class B (United States)	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at April 30, 2016)
Australia	2.0
Belgium	2.1
China	2.0
Denmark	1.9
Germany	1.8
Hong Kong	4.9
India	5.4
Ireland	2.0
Japan	3.6
Netherlands	2.2
Switzerland	2.0
United Kingdom	12.4
United States(a)	57.7
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Threadneedle International Limited

David Dudding, CFA

Pauline Grange

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016	3

COLUMBIA SELECT GLOBAL EQUITY FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at April 30, 2016)
Consumer Discretionary	16.3
Consumer Staples	23.2
Financials	8.9
Health Care	13.7
Industrials	6.3
Information Technology	23.1
Materials	6.9
Telecommunication Services	1.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.00	1,017.90	6.96	7.02	1.40
Class B	1,000.00	1,000.00	995.60	1,014.17	10.67	10.77	2.15
Class C	1,000.00	1,000.00	994.50	1,014.17	10.66	10.77	2.15
Class I	1,000.00	1,000.00	1,001.00	1,020.14	4.73	4.77	0.95
Class K	1,000.00	1,000.00	999.00	1,018.65	6.21	6.27	1.25
Class R	1,000.00	1,000.00	997.00	1,016.66	8.19	8.27	1.65
Class R5	1,000.00	1,000.00	1,001.00	1,019.89	4.98	5.02	1.00
Class W	1,000.00	1,000.00	999.00	1,017.90	6.96	7.02	1.40
Class Z	1,000.00	1,000.00	1,000.00	1,019.14	5.72	5.77	1.15

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016	5

COLUMBIA SELECT GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.5%
Issuer	Shares	Value ($)
AUSTRALIA 1.9%
CSL Ltd.	98,625	7,859,261

BELGIUM 2.1%
Anheuser-Busch InBev SA/NV	69,265	8,573,618

CHINA 2.0%
Tencent Holdings Ltd.	400,700	8,153,570

DENMARK 1.9%
Novo Nordisk A/S, Class B	136,345	7,612,598

GERMANY 1.8%
Continental AG	33,249	7,302,168

HONG KONG 4.9%
AIA Group Ltd.	3,310,200	19,810,243

INDIA 5.4%
Asian Paints Ltd.	457,826	5,971,918

HDFC Bank Ltd.	931,505	15,825,245

Total		21,797,163

IRELAND 2.0%
Medtronic PLC	103,747	8,211,575

JAPAN 3.5%
Keyence Corp.	13,700	8,211,685

Shimano, Inc.	43,000	6,169,271

Total		14,380,956

NETHERLANDS 2.2%
RELX NV	535,255	8,981,961

SWITZERLAND 2.0%
Cie Financiere Richemont SA, Class A, Registered Shares	119,341	7,936,991

UNITED KINGDOM 12.4%
British American Tobacco PLC	138,960	8,466,832

BT Group PLC	974,814	6,312,721

Diageo PLC	256,329	6,913,922

Reckitt Benckiser Group PLC	153,909	14,963,800

Unilever PLC	304,579	13,593,621

Total		50,250,896

Common Stocks (continued)
Issuer	Shares	Value ($)
UNITED STATES 56.4%
Activision Blizzard, Inc.	191,254	6,592,525

Alphabet, Inc., Class A(a)	26,657	18,869,957

Amazon.com, Inc.(a)	12,519	8,257,407

Apple, Inc.	68,828	6,451,937

Colgate-Palmolive Co.	171,390	12,154,979

Comcast Corp., Class A	100,454	6,103,585

Cooper Companies, Inc. (The)	51,958	7,953,730

Costco Wholesale Corp.	13,618	2,017,234

DENTSPLY SIRONA, Inc.	115,193	6,865,503

Equifax, Inc.	79,727	9,587,172

Estee Lauder Companies, Inc. (The), Class A	88,116	8,447,681

MasterCard, Inc., Class A	211,224	20,486,616

Mead Johnson Nutrition Co.	89,458	7,796,264

Microsoft Corp.	146,992	7,330,491

Nielsen Holdings PLC	154,378	8,049,269

Nike, Inc., Class B	210,038	12,379,640

PPG Industries, Inc.	132,797	14,659,461

Praxair, Inc.	60,837	7,145,914

Reynolds American, Inc.	198,867	9,863,803

Thermo Fisher Scientific, Inc.	112,348	16,206,199

TJX Companies, Inc. (The)	104,412	7,916,518

Union Pacific Corp.	85,290	7,439,847

Visa, Inc., Class A	212,037	16,377,738

Total		228,953,470

Total Common Stocks
(Cost: $379,931,838)		399,824,470

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.422%(b)(c)	4,106,050	4,106,050

Total Money Market Funds
(Cost: $4,106,050)		4,106,050

Total Investments
(Cost: $384,037,888)		403,930,520

Other Assets & Liabilities, Net		1,942,965

Net Assets		405,873,485

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2016.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,193,482	52,679,312	(53,766,744)	4,106,050	8,839	4,106,050

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA SELECT GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Australia	—	7,859,261	—	7,859,261

Belgium	—	8,573,618	—	8,573,618

China	—	8,153,570	—	8,153,570

Denmark	—	7,612,598	—	7,612,598

Germany	—	7,302,168	—	7,302,168

Hong Kong	—	19,810,243	—	19,810,243

India	—	21,797,163	—	21,797,163

Ireland	8,211,575	—	—	8,211,575

Japan	—	14,380,956	—	14,380,956

Netherlands	—	8,981,961	—	8,981,961

Switzerland	—	7,936,991	—	7,936,991

United Kingdom	—	50,250,896	—	50,250,896

United States	228,953,470	—	—	228,953,470

Total Common Stocks	237,165,045	162,659,425	—	399,824,470

Investments measured at net asset value

Money Market Funds	—	—	—	4,106,050

Total Investments	237,165,045	162,659,425	—	403,930,520

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $379,931,838)	$399,824,470

Affiliated issuers (identified cost $4,106,050)	4,106,050

Total investments (identified cost $384,037,888)	403,930,520

Foreign currency (identified cost $141,914)	131,640

Receivable for:

Investments sold	3,076,491

Capital shares sold	155,905

Dividends	758,619

Foreign tax reclaims	237,841

Prepaid expenses	873

Trustees’ deferred compensation plan	19,348

Other assets	21,461

Total assets	408,332,698

Liabilities

Payable for:

Investments purchased	1,883,423

Capital shares purchased	281,881

Foreign capital gains taxes deferred	73,427

Investment management fees	9,688

Distribution and/or service fees	2,605

Transfer agent fees	36,699

Plan administration fees	48

Compensation of board members	101,663

Other expenses	50,431

Trustees’ deferred compensation plan	19,348

Total liabilities	2,459,213

Net assets applicable to outstanding capital stock	$405,873,485

Represented by

Paid-in capital	$416,840,940

Excess of distributions over net investment income	(453,109)

Accumulated net realized loss	(30,320,261)

Unrealized appreciation (depreciation) on:

Investments	19,892,632

Foreign currency translations	(13,290)

Foreign capital gains tax	(73,427)

Total — representing net assets applicable to outstanding capital stock	$405,873,485

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA SELECT GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A

Net assets	$313,606,267

Shares outstanding	31,487,776

Net asset value per share	$9.96

Maximum offering price per share(a)	$10.57

Class B

Net assets	$1,997,465

Shares outstanding	218,893

Net asset value per share	$9.13

Class C

Net assets	$14,468,673

Shares outstanding	1,605,560

Net asset value per share	$9.01

Class I

Net assets	$66,116,969

Shares outstanding	6,558,975

Net asset value per share	$10.08

Class K

Net assets	$6,955,079

Shares outstanding	691,064

Net asset value per share	$10.06

Class R

Net assets	$193,159

Shares outstanding	19,350

Net asset value per share	$9.98

Class R5

Net assets	$168,946

Shares outstanding	16,767

Net asset value per share	$10.08

Class W

Net assets	$2,574

Shares outstanding	257

Net asset value per share(b)	$10.01

Class Z

Net assets	$2,364,353

Shares outstanding	235,316

Net asset value per share	$10.05

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$3,049,431

Dividends — affiliated issuers	8,839

Interest	13

Foreign taxes withheld	(130,662)

Total income	2,927,621

Expenses:

Investment management fees	1,751,906

Distribution and/or service fees

Class A	388,356

Class B	12,632

Class C	72,958

Class R	455

Class W	3

Transfer agent fees

Class A	316,212

Class B	2,566

Class C	14,849

Class K	1,636

Class R	185

Class R5	40

Class W	3

Class Z	2,261

Plan administration fees

Class K	8,186

Compensation of board members	12,517

Custodian fees	19,420

Printing and postage fees	40,115

Registration fees	49,749

Audit fees	16,891

Legal fees	3,872

Other	9,885

Total expenses	2,724,697

Net investment income	202,924

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(2,435,766)

Foreign currency translations	(88,652)

Net realized loss	(2,524,418)

Net change in unrealized appreciation (depreciation) on:

Investments	1,115,091

Foreign currency translations	20,259

Foreign capital gains tax	7,888

Net change in unrealized appreciation	1,143,238

Net realized and unrealized loss	(1,381,180)

Net decrease in net assets from operations	$(1,178,256)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA SELECT GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations

Net investment income (loss)	$202,924	$(169,670)

Net realized gain (loss)	(2,524,418)	33,341,748

Net change in unrealized appreciation (depreciation)	1,143,238	(26,944,836)

Net increase (decrease) in net assets resulting from operations	(1,178,256)	6,227,242

Distributions to shareholders

Net investment income

Class A	—	(916,478)

Class I	—	(18)

Class K	—	(30,757)

Class R	—	(23)

Class R5	—	(31)

Class W	—	(6)

Class Z	—	(16,197)

Total distributions to shareholders	—	(963,510)

Increase (decrease) in net assets from capital stock activity	(14,522,524)	28,268,934

Proceeds from regulatory settlements (Note 6)	—	73,374

Total increase (decrease) in net assets	(15,700,780)	33,606,040

Net assets at beginning of period	421,574,265	387,968,225

Net assets at end of period	$405,873,485	$421,574,265

Excess of distributions over net investment income	$(453,109)	$(656,033)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	695,230	6,741,912	1,216,644	11,972,865

Distributions reinvested	—	—	90,910	890,123

Redemptions	(2,106,758)	(20,400,862)	(4,645,066)	(45,638,442)

Net decrease	(1,411,528)	(13,658,950)	(3,337,512)	(32,775,454)

Class B shares

Subscriptions	829	7,295	7,128	64,315

Redemptions(a)	(122,915)	(1,085,177)	(319,224)	(2,913,048)

Net decrease	(122,086)	(1,077,882)	(312,096)	(2,848,733)

Class C shares

Subscriptions	72,556	645,325	163,864	1,470,356

Redemptions	(179,539)	(1,573,167)	(316,269)	(2,841,121)

Net decrease	(106,983)	(927,842)	(152,405)	(1,370,765)

Class I shares

Subscriptions	860,761	8,624,824	6,978,536	70,952,321

Redemptions	(816,092)	(7,907,107)	(464,485)	(4,584,008)

Net increase	44,669	717,717	6,514,051	66,368,313

Class K shares

Subscriptions	53,776	511,962	93,299	920,082

Distributions reinvested	—	—	3,116	30,745

Redemptions	(19,012)	(181,975)	(118,111)	(1,170,290)

Net increase (decrease)	34,764	329,987	(21,696)	(219,463)

Class R shares

Subscriptions	2,941	28,007	5,658	54,856

Distributions reinvested	—	—	1	13

Redemptions	(1,686)	(15,864)	(114)	(1,127)

Net increase	1,255	12,143	5,545	53,742

Class R5 shares

Subscriptions	1,317	12,721	16,450	161,792

Distributions reinvested	—	—	1	13

Redemptions	—	—	(1,256)	(12,598)

Net increase	1,317	12,721	15,195	149,207

Class Z shares

Subscriptions	36,599	363,416	51,766	516,143

Distributions reinvested	—	—	1,407	13,839

Redemptions	(29,866)	(293,834)	(164,888)	(1,617,895)

Net increase (decrease)	6,733	69,582	(111,715)	(1,087,913)

Total net increase (decrease)	(1,551,859)	(14,522,524)	2,599,367	28,268,934

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.97		$9.80		$9.17		$7.39		$6.95		$7.07

Income from investment operations:

Net investment income	0.00	(a)	(0.00	)(a)	0.04		0.04		0.05		0.01

Net realized and unrealized gain (loss)	(0.01)		0.20		0.62		1.83		0.40		(0.11)

Total from investment operations	(0.01)		0.20		0.66		1.87		0.45		(0.10)

Less distributions to shareholders:

Net investment income	—		(0.03)		(0.03)		(0.09)		(0.02)		(0.02)

Total distributions to shareholders	—		(0.03)		(0.03)		(0.09)		(0.02)		(0.02)

Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.01		—

Net asset value, end of period	$9.96		$9.97		$9.80		$9.17		$7.39		$6.95

Total return	(0.10%)		2.00	%(b)	7.25%		25.62%		6.62	%(c)	(1.40%)

Ratios to average net assets(d)

Total gross expenses	1.40	%(e)	1.42%		1.45%		1.51%		1.51%		1.46%

Total net expenses(f)	1.40	%(e)	1.42	%(g)	1.45	%(g)	1.45	%(g)	1.36	%(g)	1.36	%(g)

Net investment income (loss)	0.06	%(e)	(0.03%)		0.39%		0.48%		0.75%		0.18%

Supplemental data

Net assets, end of period (in thousands)	$313,606		$328,090		$355,168		$360,041		$333,196		$387,709

Portfolio turnover	30%		132%		63%		46%		50%		44%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.17		$9.06		$8.50		$6.85		$6.47		$6.63

Income from investment operations:

Net investment income (loss)	(0.03)		(0.07)		(0.03)		(0.02)		0.00	(a)	(0.04)

Net realized and unrealized gain (loss)	(0.01)		0.18		0.59		1.70		0.37		(0.11)

Total from investment operations	(0.04)		0.11		0.56		1.68		0.37		(0.15)

Less distributions to shareholders:

Net investment income	—		—		—		(0.03)		—		(0.01)

Total distributions to shareholders	—		—		—		(0.03)		—		(0.01)

Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.01		—

Net asset value, end of period	$9.13		$9.17		$9.06		$8.50		$6.85		$6.47

Total return	(0.44%)		1.21	%(b)	6.59%		24.52%		5.87	%(c)	(2.26%)

Ratios to average net assets(d)

Total gross expenses	2.15	%(e)	2.17%		2.20%		2.27%		2.26%		2.22%

Total net expenses(f)	2.15	%(e)	2.17	%(g)	2.20	%(g)	2.20	%(g)	2.11	%(g)	2.12	%(g)

Net investment income (loss)	(0.74	%)(e)	(0.79%)		(0.35%)		(0.24%)		0.02%		(0.56%)

Supplemental data

Net assets, end of period (in thousands)	$1,997		$3,127		$5,915		$9,282		$10,979		$17,347

Portfolio turnover	30%		132%		63%		46%		50%		44%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.06		$8.94		$8.40		$6.78		$6.40		$6.55

Income from investment operations:

Net investment income (loss)	(0.03)		(0.07)		(0.03)		(0.02)		(0.00	)(a)	(0.04)

Net realized and unrealized gain (loss)	(0.02)		0.19		0.57		1.68		0.37		(0.10)

Total from investment operations	(0.05)		0.12		0.54		1.66		0.37		(0.14)

Less distributions to shareholders:

Net investment income	—		—		—		(0.04)		—		(0.01)

Total distributions to shareholders	—		—		—		(0.04)		—		(0.01)

Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.01		—

Net asset value, end of period	$9.01		$9.06		$8.94		$8.40		$6.78		$6.40

Total return	(0.55%)		1.34	%(b)	6.43%		24.52%		5.94	%(c)	(2.14%)

Ratios to average net assets(d)

Total gross expenses	2.15	%(e)	2.17%		2.20%		2.26%		2.25%		2.22%

Total net expenses(f)	2.15	%(e)	2.17	%(g)	2.20	%(g)	2.20	%(g)	2.11	%(g)	2.11	%(g)

Net investment income (loss)	(0.70	%)(e)	(0.78%)		(0.36%)		(0.26%)		(0.00	%)(a)	(0.62%)

Supplemental data

Net assets, end of period (in thousands)	$14,469		$15,511		$16,682		$17,250		$17,516		$21,560

Portfolio turnover	30%		132%		63%		46%		50%		44%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class I	(Unaudited)		2015		2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$10.07		$9.90		$9.26	$7.46	$7.01		$7.11

Income from investment operations:

Net investment income	0.02		0.04		0.09	0.08	0.09		0.01

Net realized and unrealized gain (loss)	(0.01)		0.20		0.63	1.85	0.40		(0.08)

Total from investment operations	0.01		0.24		0.72	1.93	0.49		(0.07)

Less distributions to shareholders:

Net investment income	—		(0.07)		(0.08)	(0.13)	(0.05)		(0.03)

Total distributions to shareholders	—		(0.07)		(0.08)	(0.13)	(0.05)		(0.03)

Proceeds from regulatory settlements	—		0.00	(a)	—	—	0.01		—

Net asset value, end of period	$10.08		$10.07		$9.90	$9.26	$7.46		$7.01

Total return	0.10%		2.45	%(b)	7.77%	26.25%	7.15	%(c)	(0.98%)

Ratios to average net assets(d)

Total gross expenses	0.95	%(e)	0.96%		0.98%	0.98%	1.02%		0.93%

Total net expenses(f)	0.95	%(e)	0.96%		0.98%	0.95%	0.91%		0.92%

Net investment income	0.50	%(e)	0.39%		0.90%	0.97%	1.20%		0.15%

Supplemental data

Net assets, end of period (in thousands)	$66,117		$65,601		$3	$3	$3		$3

Portfolio turnover	30%		132%		63%	46%	50%		44%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class K	(Unaudited)		2015		2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$10.07		$9.90		$9.26	$7.46	$7.01		$7.13

Income from investment operations:

Net investment income	0.01		0.01		0.06	0.06	0.07		0.02

Net realized and unrealized gain (loss)	(0.02)		0.21		0.63	1.85	0.40		(0.11)

Total from investment operations	(0.01)		0.22		0.69	1.91	0.47		(0.09)

Less distributions to shareholders:

Net investment income	—		(0.05)		(0.05)	(0.11)	(0.03)		(0.03)

Total distributions to shareholders	—		(0.05)		(0.05)	(0.11)	(0.03)		(0.03)

Proceeds from regulatory settlements	—		0.00	(a)	—	—	0.01		—

Net asset value, end of period	$10.06		$10.07		$9.90	$9.26	$7.46		$7.01

Total return	(0.10%)		2.18	%(b)	7.49%	25.87%	6.87	%(c)	(1.33%)

Ratios to average net assets(d)

Total gross expenses	1.25	%(e)	1.25%		1.25%	1.26%	1.28%		1.24%

Total net expenses(f)	1.25	%(e)	1.25%		1.25%	1.24%	1.21%		1.17%

Net investment income	0.22	%(e)	0.13%		0.60%	0.67%	0.90%		0.32%

Supplemental data

Net assets, end of period (in thousands)	$6,955		$6,609		$6,712	$6,601	$5,032		$4,627

Portfolio turnover	30%		132%		63%	46%	50%		44%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.01		$9.84		$9.20		$7.44		$7.00		$7.14

Income from investment operations:

Net investment income (loss)	(0.01)		(0.03)		0.01		0.02		0.03		(0.00	)(a)

Net realized and unrealized gain (loss)	(0.02)		0.20		0.64		1.84		0.41		(0.12)

Total from investment operations	(0.03)		0.17		0.65		1.86		0.44		(0.12)

Less distributions to shareholders:

Net investment income	—		(0.00	)(a)	(0.01)		(0.10)		(0.01)		(0.02)

Total distributions to shareholders	—		(0.00	)(a)	(0.01)		(0.10)		(0.01)		(0.02)

Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.01		—

Net asset value, end of period	$9.98		$10.01		$9.84		$9.20		$7.44		$7.00

Total return	(0.30%)		1.74	%(b)	7.10%		25.19%		6.37	%(c)	(1.70%)

Ratios to average net assets(d)

Total gross expenses	1.65	%(e)	1.67%		1.70%		1.77%		1.76%		1.72%

Total net expenses(f)	1.65	%(e)	1.67	%(g)	1.70	%(g)	1.70	%(g)	1.61	%(g)	1.61	%(g)

Net investment income (loss)	(0.18	%)(e)	(0.28%)		0.12%		0.20%		0.48%		(0.01%)

Supplemental data

Net assets, end of period (in thousands)	$193		$181		$123		$142		$63		$70

Portfolio turnover	30%		132%		63%		46%		50%		44%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R5	(Unaudited)		2015		2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$10.07		$9.90		$9.25	$7.46	$7.01		$7.12

Income from investment operations:

Net investment income	0.02		0.04		0.09	0.08	0.08		0.02

Net realized and unrealized gain (loss)	(0.01)		0.20		0.63	1.84	0.41		(0.10)

Total from investment operations	0.01		0.24		0.72	1.92	0.49		(0.08)

Less distributions to shareholders:

Net investment income	—		(0.07)		(0.07)	(0.13)	(0.05)		(0.03)

Total distributions to shareholders	—		(0.07)		(0.07)	(0.13)	(0.05)		(0.03)

Proceeds from regulatory settlements	—		0.00	(a)	—	—	0.01		—

Net asset value, end of period	$10.08		$10.07		$9.90	$9.25	$7.46		$7.01

Total return	0.10%		2.43	%(b)	7.83%	26.06%	7.15	%(c)	(1.13%)

Ratios to average net assets(d)

Total gross expenses	1.00	%(e)	1.01%		1.00%	1.03%	1.07%		0.94%

Total net expenses(f)	1.00	%(e)	1.01%		1.00%	1.00%	0.96%		0.92%

Net investment income	0.47	%(e)	0.43%		0.96%	0.92%	1.15%		0.32%

Supplemental data

Net assets, end of period (in thousands)	$169		$156		$3	$3	$3		$3

Portfolio turnover	30%		132%		63%	46%	50%		44%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class W	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.02		$9.86		$9.22		$7.44		$6.97		$7.10

Income from investment operations:

Net investment income (loss)	0.00	(a)	(0.01)		0.04		0.04		0.05		0.02

Net realized and unrealized gain (loss)	(0.01)		0.19		0.63		1.84		0.41		(0.13)

Total from investment operations	(0.01)		0.18		0.67		1.88		0.46		(0.11)

Less distributions to shareholders:

Net investment income	—		(0.02)		(0.03)		(0.10)		(0.00	)(a)	(0.02)

Total distributions to shareholders	—		(0.02)		(0.03)		(0.10)		(0.00	)(a)	(0.02)

Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.01		—

Net asset value, end of period	$10.01		$10.02		$9.86		$9.22		$7.44		$6.97

Total return	(0.10%)		1.87	%(b)	7.32%		25.51%		6.76	%(c)	(1.52%)

Ratios to average net assets(d)

Total gross expenses	1.40	%(e)	1.49%		1.49%		1.54%		1.59%		1.48%

Total net expenses(f)	1.40	%(e)	1.49	%(g)	1.47	%(g)	1.45	%(g)	1.36	%(g)	1.37	%(g)

Net investment income (loss)	0.06	%(e)	(0.10%)		0.41%		0.47%		0.75%		0.21%

Supplemental data

Net assets, end of period (in thousands)	$3		$3		$3		$3		$3		$3

Portfolio turnover	30%		132%		63%		46%		50%		44%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA SELECT GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.05		$9.87		$9.23		$7.45		$7.00		$7.12

Income from investment operations:

Net investment income	0.02		0.02		0.06		0.06		0.07		0.02

Net realized and unrealized gain (loss)	(0.02)		0.21		0.63		1.84		0.41		(0.11)

Total from investment operations	—		0.23		0.69		1.90		0.48		(0.09)

Less distributions to shareholders:

Net investment income	—		(0.05)		(0.05)		(0.12)		(0.04)		(0.03)

Total distributions to shareholders	—		(0.05)		(0.05)		(0.12)		(0.04)		(0.03)

Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.01		—

Net asset value, end of period	$10.05		$10.05		$9.87		$9.23		$7.45		$7.00

Total return	0.00	%(a)	2.33	%(b)	7.55%		25.74%		7.03	%(c)	(1.29%)

Ratios to average net assets(d)

Total gross expenses	1.15	%(e)	1.17%		1.21%		1.26%		1.25%		1.23%

Total net expenses(f)	1.15	%(e)	1.17	%(g)	1.21	%(g)	1.20	%(g)	1.11	%(g)	1.11	%(h)

Net investment income	0.32	%(e)	0.21%		0.62%		0.72%		1.00%		0.24%

Supplemental data

Net assets, end of period (in thousands)	$2,364		$2,297		$3,360		$2,760		$2,387		$3,004

Portfolio turnover	30%		132%		63%		46%		50%		44%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia Select Global Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2016	23

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,

24	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.87% of the Fund’s average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a

Semiannual Report 2016	25

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $1,066,295, and the administrative services fee paid to the Investment Manager was $107,916.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2016, other expenses paid by the Fund to this company were $794.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I shares do not pay transfer agency fees.

For the six months ended April 30, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class K	0.05
Class R	0.20
Class R5	0.05
Class W	0.20
Class Z	0.20

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At April 30, 2016, the Fund’s total potential future obligation over the life of the Guaranty is $8,294. The

26	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

liability remaining at April 30, 2016 for non-recurring charges associated with the lease amounted to $4,943 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $723,000 and $1,363,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $62,864 for Class A, $161 for Class B and $189 for Class C shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap March 1, 2016 Through February 28, 2017	Voluntary Expense Cap Prior to March 1, 2016
Class A	1.46%	1.49%
Class B	2.21	2.24
Class C	2.21	2.24
Class I	1.06	1.08
Class K	1.36	1.38
Class R	1.71	1.74
Class R5	1.11	1.13
Class W	1.46	1.49
Class Z	1.21	1.24

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Semiannual Report 2016	27

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $384,038,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$28,191,000
Unrealized depreciation	(8,298,000)
Net unrealized appreciation	$19,893,000

The following capital loss carryforwards, determined as of October 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	649,946
2017	16,814,624
2019	10,126,139
Total	27,590,709

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $668,165 as arising on November 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $121,222,552 and $136,304,791, respectively, for the six months ended

April 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the year ended October 31, 2015, the Fund received $73,374 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with

28	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 9. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, affiliated shareholders of record owned 80.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation,

Semiannual Report 2016	29

COLUMBIA SELECT GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2016

COLUMBIA SELECT GLOBAL EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	31

Columbia Select Global Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR155_10_F01_(06/16)

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PRESIDENT’S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it’s also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009-2010.

■	In today’s low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

■	Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong.

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

■	Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, “The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror.” Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today’s investment environment:

1)	Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)	Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)	Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20%-30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001–2003 and 2011–2012. Conversely, flows picked up when volatility returned to “normal” levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate “spike” reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what’s the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization, and investors are

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

best served through investment approaches that appreciate that distinction. Even though it’s a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Asia Pacific ex-Japan Fund (the Fund) Class A shares returned -1.28% excluding sales charges for the six-month period that ended April 30, 2016.

■	The Fund underperformed its benchmark, the MSCI All Country (AC) Asia Pacific ex-Japan Index (Net), which returned -0.43% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A*	09/27/10
Excluding sales charges		-1.28	-17.45	-1.28	5.24
Including sales charges		-6.97	-22.19	-2.45	4.32
Class C*	09/27/10
Excluding sales charges		-1.63	-18.05	-2.05	4.43
Including sales charges		-2.39	-18.68	-2.05	4.43
Class I*	09/27/10	-1.03	-17.06	-0.84	5.69
Class R*	09/27/10	-1.32	-17.60	-1.56	4.94
Class R5	07/15/09	-1.06	-17.08	-0.90	5.64
Class Z*	09/27/10	-1.07	-17.19	-1.07	5.48
MSCI AC Asia Pacific ex-Japan Index (Net)		-0.43	-16.52	-0.99	6.63

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI AC Asia Pacific ex-Japan Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI AC Asia Pacific ex-Japan Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at April 30, 2016)
Tencent Holdings Ltd. (China)	4.9
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4.9
AIA Group Ltd. (Hong Kong)	4.7
Samsung Electronics Co., Ltd. (South Korea)	3.7
China Mobile Ltd. (China)	2.9
Westpac Banking Corp. (Australia)	2.7
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.4
CK Hutchison Holdings Ltd. (Hong Kong)	2.0
CSL Ltd. (Australia)	1.9
Alibaba Group Holding Ltd., ADR (China)	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at April 30, 2016)
Australia	21.2
China	23.5
Hong Kong	10.8
India	7.2
Indonesia	4.9
Malaysia	2.8
Philippines	3.4
Singapore	1.0
South Korea	11.2
Taiwan	10.0
Thailand	3.3
United States(a)	0.7
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Equity Sector Breakdown (%) (at April 30, 2016)
Consumer Discretionary	5.7
Consumer Staples	3.7
Energy	4.0
Financials	36.5
Health Care	4.5
Industrials	7.1
Information Technology	21.3
Materials	9.6
Telecommunication Services	4.7
Utilities	2.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Threadneedle International Limited

Vanessa Donegan

George Gosden

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016	3

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	987.20	1,017.35	7.46	7.57	1.51
Class C	1,000.00	1,000.00	983.70	1,013.63	11.15	11.31	2.26
Class I	1,000.00	1,000.00	989.70	1,019.39	5.44	5.52	1.10
Class R	1,000.00	1,000.00	986.80	1,016.11	8.69	8.82	1.76
Class R5	1,000.00	1,000.00	989.40	1,019.14	5.69	5.77	1.15
Class Z	1,000.00	1,000.00	989.30	1,018.60	6.23	6.32	1.26

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%
Issuer	Shares	Value ($)
AUSTRALIA 21.1%
Amcor Ltd.	40,208	468,781

Australia and New Zealand Banking Group Ltd.	21,634	396,550

BHP Billiton Ltd.	31,217	487,514

Commonwealth Bank of Australia	12,873	718,662

CSL Ltd.	9,411	749,947

Domino’s Pizza Enterprises Ltd.	3,882	181,819

Healthscope Ltd.	192,028	395,481

James Hardie Industries PLC	23,544	329,332

LendLease Group	44,419	426,675

Link Administration Holdings Ltd.(a)	40,373	245,182

Macquarie Group Ltd.	11,413	546,739

National Australia Bank Ltd.	10,548	216,403

QBE Insurance Group Ltd.	34,397	289,507

Rio Tinto Ltd.	13,499	526,711

Spotless Group Holdings Ltd.	337,585	330,864

Suncorp Group Ltd.	24,478	231,517

Transurban Group	58,472	513,078

Vicinity Centres	76,458	192,184

Westpac Banking Corp.	44,385	1,041,874

Total		8,288,820

CHINA 23.3%
Alibaba Group Holding Ltd., ADR(a)	9,443	726,544

ANTA Sports Products Ltd.	179,000	455,954

Baidu, Inc., ADR(a)	2,561	497,602

Bank of China Ltd., Class H	867,000	351,044

China Construction Bank Corp., Class H	791,380	502,627

China Mobile Ltd.	97,500	1,119,375

China Overseas Land & Investment Ltd.	178,000	565,020

China Petroleum & Chemical Corp., Class H	544,000	383,349

CNOOC Ltd.	451,000	557,130

Dali Foods Group Co., Ltd.(a)(b)	373,330	231,191

Guangdong Investment Ltd.	290,000	409,498

Haitong Securities Co., Ltd., Class H	109,200	180,466

PICC Property & Casualty Co., Ltd., Class H	56,000	101,868

Ping An Insurance Group Co. of China Ltd., Class H	195,000	915,151

Tencent Holdings Ltd.	94,100	1,914,777

Zhuzhou CRRC Times Electric Co., Ltd., Class H	48,500	275,952

Total		9,187,548

Common Stocks (continued)
Issuer	Shares	Value ($)
HONG KONG 10.7%
AIA Group Ltd.	304,400	1,821,714

BOC Hong Kong Holdings Ltd.	143,500	428,620

Cheung Kong Property Holding Ltd.	75,872	518,167

CK Hutchison Holdings Ltd.	65,872	788,068

Hong Kong Exchanges and Clearing Ltd.	9,500	239,469

Samsonite International SA	129,000	414,871

Total		4,210,909

INDIA 7.2%
Asian Paints Ltd.	16,798	219,114

Dabur India Ltd.	27,363	113,712

HDFC Bank Ltd.	37,917	644,168

ICICI Bank Ltd.	111,306	393,542

Infosys Ltd., ADR	34,270	644,276

Larsen & Toubro Ltd.	16,428	310,041

Maruti Suzuki India Ltd.	1,466	83,677

Sun Pharmaceutical Industries Ltd.	16,522	201,767

Ultratech Cement Ltd.	4,406	209,763

Total		2,820,060

INDONESIA 4.8%
PT Astra International Tbk	595,800	302,342

PT Bank Mandiri Persero Tbk	383,416	278,715

PT Bank Rakyat Indonesia Persero Tbk	667,800	521,876

PT Matahari Department Store Tbk	263,100	377,249

PT Telekomunikasi Indonesia Persero Tbk	1,583,800	424,922

Total		1,905,104

MALAYSIA 2.8%
IHH Healthcare Bhd	247,100	414,311

IJM Corp., Bhd	371,200	327,823

Tenaga Nasional Bhd	44,800	164,571

Unisem (M) Bhd	355,700	201,079

Total		1,107,784

PHILIPPINES 3.4%
Ayala Corp.	17,002	279,238

GT Capital Holdings, Inc.	10,335	300,846

Jollibee Foods Corp.	38,090	186,337

Metropolitan Bank & Trust Co.	129,794	224,757

Universal Robina Corp.	73,590	326,785

Total		1,317,963

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
SINGAPORE 1.0%
DBS Group Holdings Ltd.	35,500	401,543

SOUTH KOREA 11.1%
AMOREPACIFIC Corp.	1,339	477,540

Hyundai Motor Co.	1,583	198,621

Korea Electric Power Corp.	10,127	550,086

LG Chem Ltd.	1,704	442,008

Lotte Chemical Corp.	1,582	403,520

Samsung Electronics Co., Ltd.	1,311	1,428,769

Samsung Life Insurance Co., Ltd.	3,572	342,670

Shinhan Financial Group Co., Ltd.	9,945	364,643

SK Hynix, Inc.	6,328	155,212

Total		4,363,069

TAIWAN 9.9%
Advanced Semiconductor Engineering, Inc.	17,000	16,358

Catcher Technology Co., Ltd.	45,000	314,948

E.Sun Financial Holding Co., Ltd.	837,737	463,682

Far EasTone Telecommunications Co., Ltd.	114,000	257,060

Formosa Plastics Corp.	177,000	439,581

Largan Precision Co., Ltd.	3,000	209,412

President Chain Store Corp.	42,000	296,956

Taiwan Semiconductor Manufacturing Co., Ltd.	414,000	1,902,069

Total		3,900,066

Common Stocks (continued)
Issuer	Shares	Value ($)
THAILAND 3.3%
Airports of Thailand PCL	18,100	202,913

Kasikornbank PCL, Foreign Registered Shares	53,914	257,236

Siam Cement PCL (The), Foreign Registered Shares	14,600	204,509

Star Petroleum Refining PCL(a)	630,800	198,387

Thai Oil PCL, Foreign Registered Shares	223,000	420,632

Total		1,283,677

Total Common Stocks
(Cost: $31,387,533)		38,786,543

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.422%(c)(d)	279,328	279,328

Total Money Market Funds
(Cost: $279,328)		279,328

Total Investments
(Cost: $31,666,861)		39,065,871

Other Assets & Liabilities, Net		293,811

Net Assets		39,359,682

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $231,191 or 0.59% of net assets.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2016.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	125,375	3,976,505	(3,822,552)	279,328	155	279,328

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Australia	—	8,288,820	—	8,288,820

China	1,224,146	7,963,402	—	9,187,548

Hong Kong	—	4,210,909	—	4,210,909

India	644,276	2,175,784	—	2,820,060

Indonesia	—	1,905,104	—	1,905,104

Malaysia	—	1,107,784	—	1,107,784

Philippines	—	1,317,963	—	1,317,963

Singapore	—	401,543	—	401,543

South Korea	—	4,363,069	—	4,363,069

Taiwan	—	3,900,066	—	3,900,066

Thailand	—	1,283,677	—	1,283,677

Total Common Stocks	1,868,422	36,918,121	—	38,786,543

Investments measured at net asset value

Money Market Funds	—	—	—	279,328

Total Investments	1,868,422	36,918,121	—	39,065,871

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $31,387,533)	$38,786,543

Affiliated issuers (identified cost $279,328)	279,328

Total investments (identified cost $31,666,861)	39,065,871

Foreign currency (identified cost $890)	863

Receivable for:

Investments sold	335,042

Capital shares sold	17,849

Dividends	1,436

Foreign tax reclaims	26,589

Prepaid expenses	1,816

Other assets	12,515

Total assets	39,461,981

Liabilities

Payable for:

Capital shares purchased	6,283

Investment management fees	956

Distribution and/or service fees	18

Transfer agent fees	13,519

Compensation of board members	33,386

Custodian fees	34,875

Printing and postage fees	11,686

Other expenses	1,576

Total liabilities	102,299

Net assets applicable to outstanding capital stock	$39,359,682

Represented by

Paid-in capital	$129,842,680

Excess of distributions over net investment income	(246,474)

Accumulated net realized loss	(97,629,663)

Unrealized appreciation (depreciation) on:

Investments	7,399,010

Foreign currency translations	(5,871)

Total — representing net assets applicable to outstanding capital stock	$39,359,682

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A

Net assets	$629,710

Shares outstanding	64,452

Net asset value per share	$9.77

Maximum offering price per share(a)	$10.37

Class C

Net assets	$359,985

Shares outstanding	37,273

Net asset value per share	$9.66

Class I

Net assets	$14,491,336

Shares outstanding	1,481,626

Net asset value per share	$9.78

Class R

Net assets	$264,708

Shares outstanding	27,297

Net asset value per share	$9.70

Class R5

Net assets	$23,171,140

Shares outstanding	2,359,739

Net asset value per share	$9.82

Class Z

Net assets	$442,803

Shares outstanding	45,244

Net asset value per share	$9.79

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$459,338

Dividends — affiliated issuers	155

Interest	9

Foreign taxes withheld	(39,225)

Total income	420,277

Expenses:

Investment management fees	222,708

Distribution and/or service fees

Class A	923

Class C	1,511

Class R	717

Transfer agent fees

Class A	889

Class C	365

Class R	348

Class R5	8,584

Class Z	687

Compensation of board members	5,743

Custodian fees	15,041

Printing and postage fees	13,112

Registration fees	46,423

Audit fees	20,236

Legal fees	3,049

Line of credit interest expense	2,842

Other	11,208

Total expenses	354,386

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(62,786)

Total net expenses	291,600

Net investment income	128,677

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	2,821,035

Foreign currency translations	13,701

Net realized gain	2,834,736

Net change in unrealized appreciation (depreciation) on:

Investments	(4,834,552)

Foreign currency translations	1,785

Net change in unrealized depreciation	(4,832,767)

Net realized and unrealized loss	(1,998,031)

Net decrease in net assets from operations	$(1,869,354)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations

Net investment income	$128,677	$18,484,347

Net realized gain (loss)	2,834,736	(68,482,723)

Net change in unrealized depreciation	(4,832,767)	(116,433,535)

Net decrease in net assets resulting from operations	(1,869,354)	(166,431,911)

Distributions to shareholders

Net investment income

Class A	(192,870)	(5,410)

Class C	(68,234)	(599)

Class I	(3,515,999)	(39)

Class R	(67,564)	(2,093)

Class R5	(10,709,458)	(11,863,536)

Class Z	(142,042)	(3,600)

Total distributions to shareholders	(14,696,167)	(11,875,277)

Decrease in net assets from capital stock activity	(21,175,969)	(645,241,085)

Total decrease in net assets	(37,741,490)	(823,548,273)

Net assets at beginning of period	77,101,172	900,649,445

Net assets at end of period	$39,359,682	$77,101,172

Undistributed (excess of distributions over) net investment income	$(246,474)	$14,321,016

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	53,558	507,257	103,851	1,500,963

Distributions reinvested	20,431	192,870	392	5,410

Redemptions	(76,831)	(737,907)	(73,841)	(1,068,874)

Net increase (decrease)	(2,842)	(37,780)	30,402	437,499

Class C shares

Subscriptions	7,862	75,225	4,159	59,310

Distributions reinvested	7,298	68,234	44	599

Redemptions	(2,738)	(26,884)	(1,023)	(12,787)

Net increase	12,422	116,575	3,180	47,122

Class I shares

Subscriptions	1,867	16,346	1,278,909	18,428,695

Distributions reinvested	372,793	3,515,442	—	—

Redemptions	(78,485)	(753,960)	(93,646)	(1,266,684)

Net increase	296,175	2,777,828	1,185,263	17,162,011

Class R shares

Subscriptions	1,878	18,174	2,720	38,330

Distributions reinvested	7,154	67,030	151	2,075

Redemptions	(5,231)	(51,417)	(3,693)	(51,578)

Net increase (decrease)	3,801	33,787	(822)	(11,173)

Class R5 shares

Subscriptions	200,710	2,357,013	55,593,489	807,384,686

Distributions reinvested	475,575	4,503,699	31,751	438,795

Redemptions	(2,895,997)	(30,804,513)	(112,371,497)	(1,471,198,930)

Net decrease	(2,219,712)	(23,943,801)	(56,746,257)	(663,375,449)

Class Z shares

Subscriptions	2,090	20,487	57,146	837,751

Distributions reinvested	14,989	141,495	259	3,568

Redemptions	(27,792)	(284,560)	(24,459)	(342,414)

Net increase (decrease)	(10,713)	(122,578)	32,946	498,905

Total net decrease	(1,920,869)	(21,175,969)	(55,495,288)	(645,241,085)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.91		$14.58		$13.73		$12.35		$12.49		$13.79

Income from investment operations:

Net investment income	0.01		0.14		0.27		0.08		0.15		0.15

Net realized and unrealized gain (loss)	(0.28)		(1.67)		0.70		1.54		0.41		(1.36)

Total from investment operations	(0.27)		(1.53)		0.97		1.62		0.56		(1.21)

Less distributions to shareholders:

Net investment income	(2.87)		(0.14)		(0.12)		(0.24)		(0.14)		(0.07)

Net realized gains	—		—		—		—		(0.56)		(0.02)

Total distributions to shareholders	(2.87)		(0.14)		(0.12)		(0.24)		(0.70)		(0.09)

Net asset value, end of period	$9.77		$12.91		$14.58		$13.73		$12.35		$12.49

Total return	(1.28%)		(10.58%)		7.18%		13.26%		5.23%		(8.82%)

Ratios to average net assets(a)

Total gross expenses	1.84	%(b)(c)	1.38	%(d)	1.34	%(c)	1.37	%(c)	1.42	%(c)	1.45	%(c)

Total net expenses(e)	1.51	%(b)(c)	1.29	%(d)	1.34	%(c)	1.37	%(c)	1.42	%(c)	1.45	%(c)(f)

Net investment income	0.12	%(b)	1.13%		1.88%		0.60%		1.25%		1.12%

Supplemental data

Net assets, end of period (in thousands)	$630		$869		$538		$618		$452		$642

Portfolio turnover	9%		86%		39%		34%		50%		63%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.02% for the year ended October 31, 2015.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.73		$14.37		$13.52		$12.20		$12.38		$13.78

Income from investment operations:

Net investment income (loss)	(0.03)		0.02		0.09		0.04		0.03		0.06

Net realized and unrealized gain (loss)	(0.27)		(1.63)		0.78		1.46		0.42		(1.38)

Total from investment operations	(0.30)		(1.61)		0.87		1.50		0.45		(1.32)

Less distributions to shareholders:

Net investment income	(2.77)		(0.03)		(0.02)		(0.18)		(0.07)		(0.06)

Net realized gains	—		—		—		—		(0.56)		(0.02)

Total distributions to shareholders	(2.77)		(0.03)		(0.02)		(0.18)		(0.63)		(0.08)

Net asset value, end of period	$9.66		$12.73		$14.37		$13.52		$12.20		$12.38

Total return	(1.63%)		(11.23%)		6.48%		12.33%		4.33%		(9.62%)

Ratios to average net assets(a)

Total gross expenses	2.59	%(b)(c)	2.13	%(c)	2.11	%(d)	2.13	%(d)	2.16	%(d)	2.19	%(d)

Total net expenses(e)	2.26	%(b)(c)	2.03	%(c)	2.11	%(d)	2.13	%(d)	2.16	%(d)	2.19	%(d)(f)

Net investment income (loss)	(0.63	%)(b)	0.31%		0.67%		0.31%		0.25%		0.44%

Supplemental data

Net assets, end of period (in thousands)	$360		$316		$311		$220		$70		$45

Portfolio turnover	9%		86%		39%		34%		50%		63%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the six months ended April 30, 2016 and 0.02% for the year ended October 31, 2015.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class I	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.99		$14.66		$13.80		$12.38		$12.54		$13.79

Income from investment operations:

Net investment income	0.03		0.14		0.26		0.19		0.20		0.18

Net realized and unrealized gain (loss)	(0.27)		(1.60)		0.78		1.49		0.38		(1.33)

Total from investment operations	(0.24)		(1.46)		1.04		1.68		0.58		(1.15)

Less distributions to shareholders:

Net investment income	(2.97)		(0.21)		(0.18)		(0.26)		(0.18)		(0.08)

Net realized gains	—		—		—		—		(0.56)		(0.02)

Total distributions to shareholders	(2.97)		(0.21)		(0.18)		(0.26)		(0.74)		(0.10)

Net asset value, end of period	$9.78		$12.99		$14.66		$13.80		$12.38		$12.54

Total return	(1.03%)		(10.08%)		7.69%		13.73%		5.48%		(8.40%)

Ratios to average net assets(a)

Total gross expenses	1.35	%(b)(c)	0.91	%(c)	0.87	%(d)	0.94	%(d)	0.97	%(d)	0.99	%(d)

Total net expenses(e)	1.10	%(b)(c)	0.59	%(c)	0.87	%(d)	0.94	%(d)	0.97	%(d)	0.99	%(d)

Net investment income	0.55	%(b)	1.73%		1.89%		1.49%		1.70%		1.31%

Supplemental data

Net assets, end of period (in thousands)	$14,491		$15,401		$3		$3		$2		$2

Portfolio turnover	9%		86%		39%		34%		50%		63%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the six months ended April 30, 2016 and 0.08% for the year ended October 31, 2015.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.81		$14.46		$13.62		$12.27		$12.46		$13.79

Income from investment operations:

Net investment income (loss)	(0.01)		0.09		0.15		0.13		0.13		0.16

Net realized and unrealized gain (loss)	(0.26)		(1.64)		0.78		1.44		0.37		(1.41)

Total from investment operations	(0.27)		(1.55)		0.93		1.57		0.50		(1.25)

Less distributions to shareholders:

Net investment income	(2.84)		(0.10)		(0.09)		(0.22)		(0.13)		(0.06)

Net realized gains	—		—		—		—		(0.56)		(0.02)

Total distributions to shareholders	(2.84)		(0.10)		(0.09)		(0.22)		(0.69)		(0.08)

Net asset value, end of period	$9.70		$12.81		$14.46		$13.62		$12.27		$12.46

Total return	(1.32%)		(10.78%)		6.89%		12.92%		4.78%		(9.15%)

Ratios to average net assets(a)

Total gross expenses	2.09	%(b)(c)	1.63	%(c)	1.61	%(d)	1.63	%(d)	1.63	%(d)	1.70	%(d)

Total net expenses(e)	1.76	%(b)(c)	1.53	%(c)	1.61	%(d)	1.63	%(d)	1.63	%(d)	1.68	%(d)(f)

Net investment income (loss)	(0.11	%)(b)	0.79%		1.05%		1.01%		1.08%		1.26%

Supplemental data

Net assets, end of period (in thousands)	$265		$301		$352		$341		$175		$32

Portfolio turnover	9%		86%		39%		34%		50%		63%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the six months ended April 30, 2016 and 0.02% for the year ended October 31, 2015.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R5	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.99		$14.66		$13.80		$12.38		$12.54		$13.79

Income from investment operations:

Net investment income	0.03		0.26		0.24		0.20		0.21		0.18

Net realized and unrealized gain (loss)	(0.28)		(1.74)		0.79		1.48		0.37		(1.33)

Total from investment operations	(0.25)		(1.48)		1.03		1.68		0.58		(1.15)

Less distributions to shareholders:

Net investment income	(2.92)		(0.19)		(0.17)		(0.26)		(0.18)		(0.08)

Net realized gains	—		—		—		—		(0.56)		(0.02)

Total distributions to shareholders	(2.92)		(0.19)		(0.17)		(0.26)		(0.74)		(0.10)

Net asset value, end of period	$9.82		$12.99		$14.66		$13.80		$12.38		$12.54

Total return	(1.06%)		(10.17%)		7.63%		13.66%		5.44%		(8.42%)

Ratios to average net assets(a)

Total gross expenses	1.40	%(b)(c)	0.95	%(d)	0.97	%(d)	0.98	%(d)	1.01	%(d)	0.98	%(d)

Total net expenses(e)	1.15	%(b)(c)	0.94	%(d)	0.97	%(d)	0.98	%(d)	1.01	%(d)	0.98	%(d)

Net investment income	0.52	%(b)	1.76%		1.73%		1.51%		1.76%		1.31%

Supplemental data

Net assets, end of period (in thousands)	$23,171		$59,489		$899,110		$636,047		$389,978		$504,370

Portfolio turnover	9%		86%		39%		34%		50%		63%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the six months ended April 30, 2016.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.95		$14.62		$13.76		$12.36		$12.51		$13.79

Income from investment operations:

Net investment income	0.02		0.21		0.24		0.17		0.17		0.19

Net realized and unrealized gain (loss)	(0.27)		(1.71)		0.78		1.48		0.40		(1.37)

Total from investment operations	(0.25)		(1.50)		1.02		1.65		0.57		(1.18)

Less distributions to shareholders:

Net investment income	(2.91)		(0.17)		(0.16)		(0.25)		(0.16)		(0.08)

Net realized gains	—		—		—		—		(0.56)		(0.02)

Total distributions to shareholders	(2.91)		(0.17)		(0.16)		(0.25)		(0.72)		(0.10)

Net asset value, end of period	$9.79		$12.95		$14.62		$13.76		$12.36		$12.51

Total return	(1.07%)		(10.34%)		7.50%		13.45%		5.33%		(8.63%)

Ratios to average net assets(a)

Total gross expenses	1.55	%(b)(c)	1.13	%(c)	1.11	%(d)	1.13	%(d)	1.15	%(d)	1.24	%(d)

Total net expenses(e)	1.26	%(b)(c)	1.01	%(c)	1.11	%(d)	1.13	%(d)	1.15	%(d)	1.24	%(d)(f)

Net investment income	0.41	%(b)	1.68%		1.71%		1.32%		1.41%		1.35%

Supplemental data

Net assets, end of period (in thousands)	$443		$725		$336		$284		$243		$97

Portfolio turnover	9%		86%		39%		34%		50%		63%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the six months ended April 30, 2016 and 0.03% for the year ended October 31, 2015.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia Asia Pacific ex-Japan Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple

20	Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2016	21

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser

(see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.88% of the Fund’s average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $147,642, and the administrative services fee paid to the Investment Manager was $14,764.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2016, other expenses paid by the Fund to this company were $558.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The

22	Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I shares do not pay transfer agency fees.

For the six months ended April 30, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.24%
Class C	0.24
Class R	0.24
Class R5	0.05
Class Z	0.24

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $878 for Class A and $0 for Class C shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s

Semiannual Report 2016	23

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual Through February 28, 2017
Class A	1.50%
Class C	2.25
Class I	1.09
Class R	1.75
Class R5	1.14
Class Z	1.25

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $31,667,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,961,000
Unrealized depreciation	(1,562,000)
Net unrealized appreciation	$7,399,000

The following capital loss carryforwards, determined as of October 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	100,098,605

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,453,612 and $40,819,496, respectively, for the six months ended April 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the

24	Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

For the six months ended April 30, 2016, the average daily loan balance outstanding on days when borrowing existed was $3,277,273 at a weighted average interest rate of 1.42%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at April 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, two unaffiliated shareholders of record owned 47.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 38.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Asia Pacific Region Risk

Because the Fund concentrates its investments in the Asia Pacific region, the Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the Asia Pacific region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and place.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological

Semiannual Report 2016	25

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26	Semiannual Report 2016

COLUMBIA ASIA PACIFIC EX-JAPAN FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	27

Columbia Asia Pacific ex-Japan Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR119_10_F01_(06/16)

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $464 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 3rd largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of March 31, 2016. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.
**	Source: ICI as of March 31, 2016 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of December 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it’s also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009-2010.

■	In today’s low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

■	Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong.

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

■	Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, “The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror.” Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today’s investment environment:

1)	Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)	Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)	Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20%-30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001–2003 and 2011–2012. Conversely, flows picked up when volatility returned to “normal” levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate “spike” reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what’s the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization, and investors are

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

best served through investment approaches that appreciate that distinction. Even though it’s a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Seligman Global Technology Fund (the Fund) Class A shares returned -1.31% excluding sales charges for the six-month period that ended April 30, 2016.

■	The Fund outperformed its benchmark, the MSCI World IT Index (Net), which returned -4.62% over the same period.

Average Annual Total Returns (%) (for period ended April 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/23/94
Excluding sales charges		-1.31	0.65	9.70	8.51
Including sales charges		-6.99	-5.13	8.41	7.86
Class B	04/22/96
Excluding sales charges		-1.65	-0.09	8.88	7.70
Including sales charges		-6.15	-4.67	8.60	7.70
Class C	05/27/99
Excluding sales charges		-1.69	-0.10	8.89	7.71
Including sales charges		-2.59	-1.01	8.89	7.71
Class I*	08/03/09	-1.09	1.08	10.21	8.85
Class K*	08/03/09	-1.22	0.83	9.91	8.65
Class R	04/30/03	-1.43	0.42	9.43	8.23
Class R4*	11/08/12	-1.20	0.91	9.90	8.60
Class R5*	08/03/09	-1.13	1.06	10.14	8.80
Class Z*	09/27/10	-1.18	0.92	9.99	8.67
MSCI World IT Index (Net)		-4.62	-2.37	9.64	6.63

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI World IT Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World IT Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016	3

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Paul Wick

Sanjay Devgan

Shekhar Pramanick

Rahul Narang

Jeetil Patel

Christopher Boova*

*	Effective February 2016, Mr. Boova was named a Technology Team member.

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at April 30, 2016)
Lam Research Corp. (United States)	8.6
Synopsys, Inc. (United States)	7.6
Broadcom Ltd. (Singapore)	7.0
Teradyne, Inc. (United States)	4.4
Synaptics, Inc. (United States)	4.2
Apple, Inc. (United States)	4.2
Qorvo, Inc. (United States)	4.0
Maxim Integrated Products, Inc. (United States)	3.6
Visa, Inc., Class A (United States)	2.7
Skyworks Solutions, Inc. (United States)	2.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at April 30, 2016)
China	0.2
Israel	3.7
Japan	0.4
Netherlands	3.1
Singapore	6.8
United Kingdom	0.4
United States(a)	85.4
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Summary of Investments in Securities by Industry (%) (at April 30, 2016)
Communications Equipment	5.4
Diversified Consumer Services	1.7
Electrical Equipment	0.4
Health Care Technology	0.9
IT Services	6.4
Internet & Catalog Retail	0.7
Internet Software & Services	7.5
Semiconductors & Semiconductor Equipment	46.1
Software	21.1
Technology Hardware, Storage & Peripherals	8.2
Money Market Funds	2.5
Total	100.9

Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at April 30, 2016)
Consumer Discretionary	2.5
Health Care	0.9
Industrials	0.4
Information Technology	96.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Equity Sub-Industry Breakdown (%) (at April 30, 2016)
Information Technology
Application Software	10.6
Communications Equipment	5.5
Data Processing & Outsourced Services	5.9
Home Entertainment Software	0.7
IT Consulting & Other Services	7.6
Internet Software & Services	0.6
Semiconductor Equipment	15.6
Semiconductors	31.3
Systems Software	10.0
Technology Hardware, Storage & Peripherals	8.4
Total	96.2

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Semiannual Report 2016	5

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	986.90	1,017.85	6.97	7.07	1.41
Class B	1,000.00	1,000.00	983.50	1,014.12	10.65	10.82	2.16
Class C	1,000.00	1,000.00	983.10	1,014.12	10.65	10.82	2.16
Class I	1,000.00	1,000.00	989.10	1,020.24	4.60	4.67	0.93
Class K	1,000.00	1,000.00	987.80	1,018.55	6.28	6.37	1.27
Class R	1,000.00	1,000.00	985.70	1,016.61	8.20	8.32	1.66
Class R4	1,000.00	1,000.00	988.00	1,019.05	5.78	5.87	1.17
Class R5	1,000.00	1,000.00	988.70	1,019.79	5.04	5.12	1.02
Class Z	1,000.00	1,000.00	988.20	1,019.10	5.73	5.82	1.16

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

6	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.4%
Issuer	Shares	Value ($)
CHINA 0.2%
Ctrip.com International Ltd., ADR(a)	27,200	1,186,192

ISRAEL 3.8%
Check Point Software Technologies Ltd.(a)	120,160	9,957,659

CyberArk Software Ltd.(a)	167,500	6,840,700

Mellanox Technologies Ltd.(a)	132,900	5,747,925

Total		22,546,284

JAPAN 0.4%
Mabuchi Motor Co., Ltd.	47,200	2,349,461

NETHERLANDS 3.1%
AVG Technologies NV(a)	528,283	10,460,004

NXP Semiconductors NV(a)	95,444	8,139,464

Total		18,599,468

SINGAPORE 6.8%
Broadcom Ltd.	282,461	41,168,691

UNITED KINGDOM 0.4%
Mimecast Ltd.(a)	340,232	2,704,844

UNITED STATES 83.7%
Activision Blizzard, Inc.	124,521	4,292,239

Advanced Energy Industries, Inc.(a)	288,415	9,330,225

Alphabet, Inc., Class A(a)	16,800	11,892,384

Alphabet, Inc., Class C(a)	20,443	14,167,203

Apple, Inc.	262,385	24,595,970

Arista Networks, Inc.(a)	131,534	8,762,795

Arris International PLC(a)	72,300	1,646,271

Cavium, Inc.(a)	126,465	6,243,577

Cisco Systems, Inc.	447,500	12,301,775

CPI Card Group, Inc.	475,362	3,769,621

CSRA, Inc.	145,900	3,787,564

Cypress Semiconductor Corp.	793,605	7,166,253

eBay, Inc.(a)	119,700	2,924,271

Electronics for Imaging, Inc.(a)	230,565	9,185,710

EMC Corp.	95,000	2,480,450

Euronet Worldwide, Inc.(a)	46,374	3,575,435

F5 Networks, Inc.(a)	54,700	5,729,825

Facebook, Inc., Class A(a)	87,000	10,229,460

Fidelity National Information Services, Inc.	97,600	6,422,080

Fortinet, Inc.(a)	302,700	9,840,777

Common Stocks (continued)
Issuer	Shares	Value ($)
Hewlett Packard Enterprise Co.	176,600	2,942,156

Integrated Device Technology, Inc.(a)	95,700	1,845,096

Lam Research Corp.	663,637	50,701,867

Lattice Semiconductor Corp.(a)	1,433,387	7,983,966

LifeLock, Inc.(a)	895,900	10,428,276

Mattson Technology, Inc.(a)	1,577,187	5,756,733

Maxim Integrated Products, Inc.	594,200	21,224,824

Microsemi Corp.(a)	391,563	13,230,914

Nuance Communications, Inc.(a)	509,857	8,759,343

ON Semiconductor Corp.(a)	834,200	7,899,874

Oracle Corp.	122,500	4,882,850

Palo Alto Networks, Inc.(a)	25,700	3,877,359

Priceline Group, Inc. (The)(a)	2,400	3,224,784

PTC, Inc.(a)	42,800	1,560,488

Q2 Holdings, Inc.(a)	42,725	1,021,555

QLIK Technologies, Inc.(a)	53,600	1,650,344

Qorvo, Inc.(a)	529,219	23,830,732

Rovi Corp.(a)	867,400	15,283,588

Salesforce.com, Inc.(a)	74,933	5,679,921

ServiceNow, Inc.(a)	9,800	700,504

Skyworks Solutions, Inc.	235,281	15,721,476

Synaptics, Inc.(a)	348,764	24,954,064

Synopsys, Inc.(a)	952,014	45,239,705

Tableau Software, Inc., Class A(a)	26,500	1,370,050

Teradyne, Inc.	1,382,717	26,147,178

Travelport Worldwide Ltd.	645,679	9,007,222

Veeva Systems Inc., Class A(a)	186,500	5,130,615

Visa, Inc., Class A	204,000	15,756,960

Western Digital Corp.	160,400	6,554,746

Xactly Corp.(a)	272,498	2,196,334

Total		502,907,409

Total Common Stocks
(Cost: $472,681,742)		591,462,349

Money Market Funds 2.5%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.422%(b)(c)	14,903,690	14,903,690

Total Money Market Funds
(Cost: $14,903,690)		14,903,690

Total Investments
(Cost: $487,585,432)		606,366,039

Other Assets & Liabilities, Net		(5,586,114)

Net Assets		600,779,925

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2016.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,852,534	96,556,339	(91,505,183)	14,903,690	20,462	14,903,690

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

China	1,186,192	—	—	1,186,192

Israel	22,546,284	—	—	22,546,284

Japan	—	2,349,461	—	2,349,461

Netherlands	18,599,468	—	—	18,599,468

Singapore	41,168,691	—	—	41,168,691

United Kingdom	2,704,844	—	—	2,704,844

United States	502,907,409	—	—	502,907,409

Total Common Stocks	589,112,888	2,349,461	—	591,462,349

Investments measured at net asset value

Money Market Funds	—	—	—	14,903,690

Total Investments	589,112,888	2,349,461	—	606,366,039

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $472,681,742)	$591,462,349

Affiliated issuers (identified cost $14,903,690)	14,903,690

Total investments (identified cost $487,585,432)	606,366,039

Receivable for:

Investments sold	4,221,530

Capital shares sold	1,711,089

Dividends	38,060

Foreign tax reclaims	3,476

Prepaid expenses	1,070

Other assets	28,455

Total assets	612,369,719

Liabilities

Payable for:

Investments purchased	9,746,562

Capital shares purchased	1,598,582

Investment management fees	15,330

Distribution and/or service fees	5,857

Transfer agent fees	88,315

Plan administration fees	1

Compensation of board members	32,331

Other expenses	102,816

Total liabilities	11,589,794

Net assets applicable to outstanding capital stock	$600,779,925

Represented by

Paid-in capital	$468,623,210

Excess of distributions over net investment income	(894,309)

Accumulated net realized gain	14,270,019

Unrealized appreciation (depreciation) on:

Investments	118,780,607

Foreign currency translations	398

Total — representing net assets applicable to outstanding capital stock	$600,779,925

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A

Net assets	$456,030,185

Shares outstanding	16,249,178

Net asset value per share	$28.06

Maximum offering price per share(a)	$29.77

Class B

Net assets	$2,008,124

Shares outstanding	89,095

Net asset value per share	$22.54

Class C

Net assets	$89,827,701

Shares outstanding	3,986,896

Net asset value per share	$22.53

Class I

Net assets	$3,554

Shares outstanding	124

Net asset value per share(b)	$28.74

Class K

Net assets	$142,165

Shares outstanding	5,015

Net asset value per share	$28.35

Class R

Net assets	$8,818,319

Shares outstanding	324,290

Net asset value per share	$27.19

Class R4

Net assets	$1,825,781

Shares outstanding	63,242

Net asset value per share	$28.87

Class R5

Net assets	$1,633,072

Shares outstanding	57,056

Net asset value per share	$28.62

Class Z

Net assets	$40,491,024

Shares outstanding	1,421,026

Net asset value per share	$28.49

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$3,585,211

Dividends — affiliated issuers	20,462

Foreign taxes withheld	(1,449)

Total income	3,604,224

Expenses:

Investment management fees	2,706,383

Distribution and/or service fees

Class A	562,394

Class B	12,045

Class C	448,977

Class R	22,045

Transfer agent fees

Class A	428,608

Class B	2,293

Class C	85,556

Class K	36

Class R	8,399

Class R4	715

Class R5	295

Class Z	37,182

Plan administration fees

Class K	178

Compensation of board members	9,775

Custodian fees	8,171

Printing and postage fees	41,750

Registration fees	56,741

Audit fees	17,809

Legal fees	4,459

Other	15,939

Total expenses	4,469,750

Net investment loss	(865,526)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	14,676,413

Foreign currency translations	(2,701)

Net realized gain	14,673,712

Net change in unrealized appreciation (depreciation) on:

Investments	(23,550,109)

Foreign currency translations	138

Net change in unrealized depreciation	(23,549,971)

Net realized and unrealized loss	(8,876,259)

Net decrease in net assets from operations	$(9,741,785)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations

Net investment loss	$(865,526)	$(4,469,316)

Net realized gain	14,673,712	52,195,975

Net change in unrealized appreciation (depreciation)	(23,549,971)	24,162,172

Net increase (decrease) in net assets resulting from operations	(9,741,785)	71,888,831

Distributions to shareholders

Net realized gains

Class A	(34,709,685)	(44,430,647)

Class B	(229,932)	(590,350)

Class C	(7,751,853)	(10,492,719)

Class I	(306)	(452)

Class K	(11,107)	(22,097)

Class R	(690,302)	(902,568)

Class R4	(35,648)	(28,723)

Class R5	(87,631)	(6,693)

Class Z	(3,150,690)	(3,953,877)

Total distributions to shareholders	(46,667,154)	(60,428,126)

Increase in net assets from capital stock activity	58,050,946	83,824,711

Total increase in net assets	1,642,007	95,285,416

Net assets at beginning of period	599,137,918	503,852,502

Net assets at end of period	$600,779,925	$599,137,918

Excess of distributions over net investment income	$(894,309)	$(28,783)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	1,884,504	54,190,769	2,600,594	79,217,701

Distributions reinvested	1,122,577	32,094,468	1,419,148	40,616,003

Redemptions	(1,527,665)	(43,095,089)	(1,834,388)	(55,164,241)

Net increase	1,479,416	43,190,148	2,185,354	64,669,463

Class B shares

Subscriptions	4,269	96,912	8,515	212,704

Distributions reinvested	9,890	227,669	24,510	574,517

Redemptions(a)	(40,890)	(939,521)	(105,482)	(2,626,078)

Net decrease	(26,731)	(614,940)	(72,457)	(1,838,857)

Class C shares

Subscriptions	337,554	7,834,043	464,085	11,471,472

Distributions reinvested	280,342	6,450,673	371,025	8,693,115

Redemptions	(227,566)	(5,212,510)	(394,880)	(9,707,471)

Net increase	390,330	9,072,206	440,230	10,457,116

Class K shares

Subscriptions	—	—	56	1,706

Distributions reinvested	376	10,864	753	21,734

Redemptions	—	—	(2,337)	(72,707)

Net increase (decrease)	376	10,864	(1,528)	(49,267)

Class R shares

Subscriptions	73,468	2,079,368	154,106	4,519,128

Distributions reinvested	21,785	603,889	28,339	788,395

Redemptions	(86,329)	(2,435,581)	(126,968)	(3,739,788)

Net increase	8,924	247,676	55,477	1,567,735

Class R4 shares

Subscriptions	53,424	1,590,284	11,261	359,179

Distributions reinvested	1,205	35,417	967	28,379

Redemptions	(3,516)	(105,454)	(7,584)	(235,633)

Net increase	51,113	1,520,247	4,644	151,925

Class R5 shares

Subscriptions	41,828	1,258,964	40,508	1,286,825

Distributions reinvested	3,001	87,359	216	6,291

Redemptions	(18,735)	(565,430)	(11,589)	(341,408)

Net increase	26,094	780,893	29,135	951,708

Class Z shares

Subscriptions	465,302	13,664,005	771,639	24,036,036

Distributions reinvested	88,261	2,559,583	85,454	2,477,312

Redemptions	(437,211)	(12,379,736)	(608,647)	(18,598,460)

Net increase	116,352	3,843,852	248,446	7,914,888

Total net increase	2,045,874	58,050,946	2,889,301	83,824,711

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$30.77		$30.15		$24.60		$20.07		$20.16		$20.24

Income from investment operations:

Net investment loss	(0.03)		(0.21)		(0.19)		(0.16)		(0.15)		(0.15)

Net realized and unrealized gain (loss)	(0.33)		4.36		6.33		4.69		0.04		0.21

Total from investment operations	(0.36)		4.15		6.14		4.53		(0.11)		0.06

Less distributions to shareholders:

Net investment income	—		—		—		—		—		(0.14)

Net realized gains	(2.35)		(3.53)		(0.59)		—		—		—

Total distributions to shareholders	(2.35)		(3.53)		(0.59)		—		—		(0.14)

Proceeds from regulatory settlements	—		—		—		—		0.02		—

Net asset value, end of period	$28.06		$30.77		$30.15		$24.60		$20.07		$20.16

Total return	(1.31%)		14.65%		25.47%		22.57%		(0.45	%)(a)	0.26%

Ratios to average net assets(b)

Total gross expenses	1.41	%(c)	1.42%		1.46%		1.55%		1.50%		1.49%

Total net expenses(d)	1.41	%(c)	1.42	%(e)	1.46	%(e)	1.50	%(e)	1.40	%(e)	1.49	%(e)

Net investment loss	(0.19	%)(c)	(0.68%)		(0.70%)		(0.70%)		(0.70%)		(0.70%)

Supplemental data

Net assets, end of period (in thousands)	$456,030		$454,512		$379,433		$342,423		$311,523		$364,366

Portfolio turnover	27%		64%		89%		81%		88%		95%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$25.04		$25.14		$20.75		$17.06		$17.27		$17.35

Income from investment operations:

Net investment loss	(0.10)		(0.35)		(0.33)		(0.27)		(0.27)		(0.26)

Net realized and unrealized gain (loss)	(0.27)		3.58		5.31		3.96		0.04		0.18

Total from investment operations	(0.37)		3.23		4.98		3.69		(0.23)		(0.08)

Less distributions to shareholders:

Net realized gains	(2.13)		(3.33)		(0.59)		—		—		—

Total distributions to shareholders	(2.13)		(3.33)		(0.59)		—		—		—

Proceeds from regulatory settlements	—		—		—		—		0.02		—

Net asset value, end of period	$22.54		$25.04		$25.14		$20.75		$17.06		$17.27

Total return	(1.65%)		13.76%		24.58%		21.63%		(1.22	%)(a)	(0.46%)

Ratios to average net assets(b)

Total gross expenses	2.16	%(c)	2.17%		2.21%		2.30%		2.26%		2.25%

Total net expenses(d)	2.16	%(c)	2.17	%(e)	2.21	%(e)	2.25	%(e)	2.17	%(e)	2.25	%(e)

Net investment loss	(0.88	%)(c)	(1.40%)		(1.45%)		(1.43%)		(1.47%)		(1.47%)

Supplemental data

Net assets, end of period (in thousands)	$2,008		$2,901		$4,732		$6,045		$7,858		$12,499

Portfolio turnover	27%		64%		89%		81%		88%		95%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$25.04		$25.13		$20.74		$17.06		$17.26		$17.37

Income from investment operations:

Net investment loss	(0.11)		(0.35)		(0.33)		(0.28)		(0.26)		(0.26)

Net realized and unrealized gain (loss)	(0.27)		3.59		5.31		3.96		0.04		0.17

Total from investment operations	(0.38)		3.24		4.98		3.68		(0.22)		(0.09)

Less distributions to shareholders:

Net investment income	—		—		—		—		—		(0.02)

Net realized gains	(2.13)		(3.33)		(0.59)		—		—		—

Total distributions to shareholders	(2.13)		(3.33)		(0.59)		—		—		(0.02)

Proceeds from regulatory settlements	—		—		—		—		0.02		—

Net asset value, end of period	$22.53		$25.04		$25.13		$20.74		$17.06		$17.26

Total return	(1.69%)		13.81%		24.59%		21.57%		(1.16	%)(a)	(0.51%)

Ratios to average net assets(b)

Total gross expenses	2.16	%(c)	2.17%		2.21%		2.30%		2.25%		2.25%

Total net expenses(d)	2.16	%(c)	2.17	%(e)	2.21	%(e)	2.25	%(e)	2.15	%(e)	2.25	%(e)

Net investment loss	(0.94	%)(c)	(1.43%)		(1.45%)		(1.45%)		(1.45%)		(1.45%)

Supplemental data

Net assets, end of period (in thousands)	$89,828		$90,044		$79,309		$69,151		$64,360		$72,162

Portfolio turnover	27%		64%		89%		81%		88%		95%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class I	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$31.52		$30.80	$25.00	$20.30	$20.31		$20.37

Income from investment operations:

Net investment income (loss)	0.05		(0.08)	(0.06)	(0.05)	(0.06)		(0.06)

Net realized and unrealized gain (loss)	(0.35)		4.46	6.45	4.75	0.03		0.22

Total from investment operations	(0.30)		4.38	6.39	4.70	(0.03)		0.16

Less distributions to shareholders:

Net investment income	—		—	—	—	—		(0.22)

Net realized gains	(2.48)		(3.66)	(0.59)	—	—		—

Total distributions to shareholders	(2.48)		(3.66)	(0.59)	—	—		(0.22)

Proceeds from regulatory settlements	—		—	—	—	0.02		—

Net asset value, end of period	$28.74		$31.52	$30.80	$25.00	$20.30		$20.31

Total return	(1.09%)		15.15%	26.07%	23.15%	(0.05	%)(a)	0.77%

Ratios to average net assets(b)

Total gross expenses	0.93	%(c)	0.99%	0.99%	1.04%	1.00%		1.09%

Total net expenses(d)	0.93	%(c)	0.99%	0.99%	1.03%	0.97%		1.09%

Net investment income (loss)	0.31	%(c)	(0.25%)	(0.21%)	(0.23%)	(0.26%)		(0.28%)

Supplemental data

Net assets, end of period (in thousands)	$4		$4	$4	$14	$11		$11

Portfolio turnover	27%		64%	89%	81%	88%		95%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class K	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$31.08		$30.42	$24.77	$20.18	$20.22		$20.29

Income from investment operations:

Net investment loss	(0.01)		(0.16)	(0.15)	(0.12)	(0.10)		(0.10)

Net realized and unrealized gain (loss)	(0.33)		4.40	6.39	4.71	0.04		0.20

Total from investment operations	(0.34)		4.24	6.24	4.59	(0.06)		0.10

Less distributions to shareholders:

Net investment income	—		—	—	—	—		(0.17)

Net realized gains	(2.39)		(3.58)	(0.59)	—	—		—

Total distributions to shareholders	(2.39)		(3.58)	(0.59)	—	—		(0.17)

Proceeds from regulatory settlements	—		—	—	—	0.02		—

Net asset value, end of period	$28.35		$31.08	$30.42	$24.77	$20.18		$20.22

Total return	(1.22%)		14.83%	25.70%	22.75%	(0.20	%)(a)	0.48%

Ratios to average net assets(b)

Total gross expenses	1.27	%(c)	1.27%	1.29%	1.34%	1.30%		1.29%

Total net expenses(d)	1.27	%(c)	1.27%	1.29%	1.32%	1.16%		1.29%

Net investment loss	(0.05	%)(c)	(0.52%)	(0.52%)	(0.52%)	(0.45%)		(0.50%)

Supplemental data

Net assets, end of period (in thousands)	$142		$144	$188	$167	$231		$432

Portfolio turnover	27%		64%	89%	81%	88%		95%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$29.85		$29.35		$24.02		$19.65		$19.78		$19.88

Income from investment operations:

Net investment loss	(0.06)		(0.27)		(0.25)		(0.21)		(0.19)		(0.19)

Net realized and unrealized gain (loss)	(0.32)		4.23		6.17		4.58		0.04		0.19

Total from investment operations	(0.38)		3.96		5.92		4.37		(0.15)		—

Less distributions to shareholders:

Net investment income	—		—		—		—		—		(0.10)

Net realized gains	(2.28)		(3.46)		(0.59)		—		—		—

Total distributions to shareholders	(2.28)		(3.46)		(0.59)		—		—		(0.10)

Proceeds from regulatory settlements	—		—		—		—		0.02		—

Net asset value, end of period	$27.19		$29.85		$29.35		$24.02		$19.65		$19.78

Total return	(1.43%)		14.37%		25.16%		22.24%		(0.66	%)(a)	(0.04%)

Ratios to average net assets(b)

Total gross expenses	1.66	%(c)	1.67%		1.71%		1.80%		1.75%		1.74%

Total net expenses(d)	1.66	%(c)	1.67	%(e)	1.71	%(e)	1.75	%(e)	1.65	%(e)	1.74	%(e)

Net investment loss	(0.43	%)(c)	(0.93%)		(0.95%)		(0.94%)		(0.94%)		(0.95%)

Supplemental data

Net assets, end of period (in thousands)	$8,818		$9,414		$7,628		$7,291		$8,124		$9,787

Portfolio turnover	27%		64%		89%		81%		88%		95%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$31.63		$30.89		$25.12		$20.20

Income from investment operations:

Net investment loss	(0.02)		(0.13)		(0.13)		(0.12)

Net realized and unrealized gain (loss)	(0.32)		4.47		6.49		5.04

Total from investment operations	(0.34)		4.34		6.36		4.92

Less distributions to shareholders:

Net realized gains	(2.42)		(3.60)		(0.59)		—

Total distributions to shareholders	(2.42)		(3.60)		(0.59)		—

Net asset value, end of period	$28.87		$31.63		$30.89		$25.12

Total return	(1.20%)		14.95%		25.82%		24.36%

Ratios to average net assets(b)

Total gross expenses	1.17	%(c)	1.17%		1.21%		1.33	%(c)

Total net expenses(d)	1.17	%(c)	1.17	%(e)	1.21	%(e)	1.29	%(c)(e)

Net investment loss	(0.16	%)(c)	(0.42%)		(0.47%)		(0.53	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$1,826		$384		$231		$17

Portfolio turnover	27%		64%		89%		81%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R5	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$31.40		$30.69	$24.92	$20.25	$20.27		$20.35

Income from investment operations:

Net investment income (loss)	0.02		(0.13)	(0.08)	(0.04)	(0.05)		(0.05)

Net realized and unrealized gain (loss)	(0.33)		4.48	6.44	4.71	0.01		0.19

Total from investment operations	(0.31)		4.35	6.36	4.67	(0.04)		0.14

Less distributions to shareholders:

Net investment income	—		—	—	—	—		(0.22)

Net realized gains	(2.47)		(3.64)	(0.59)	—	—		—

Total distributions to shareholders	(2.47)		(3.64)	(0.59)	—	—		(0.22)

Proceeds from regulatory settlements	—		—	—	—	0.02		—

Net asset value, end of period	$28.62		$31.40	$30.69	$24.92	$20.25		$20.27

Total return	(1.13%)		15.12%	26.03%	23.06%	(0.10	%)(a)	0.66%

Ratios to average net assets(b)

Total gross expenses	1.02	%(c)	1.02%	1.04%	1.08%	1.06%		1.03%

Total net expenses(d)	1.02	%(c)	1.02%	1.04%	1.06%	0.99%		1.03%

Net investment income (loss)	0.12	%(c)	(0.41%)	(0.28%)	(0.16%)	(0.23%)		(0.21%)

Supplemental data

Net assets, end of period (in thousands)	$1,633		$972	$56	$58	$165		$33

Portfolio turnover	27%		64%	89%	81%	88%		95%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$31.24		$30.55		$24.85		$20.23		$20.26		$20.36

Income from investment operations:

Net investment income (loss)	0.01		(0.13)		(0.13)		(0.10)		(0.09)		(0.06)

Net realized and unrealized gain (loss)	(0.34)		4.41		6.42		4.72		0.04		0.18

Total from investment operations	(0.33)		4.28		6.29		4.62		(0.05)		0.12

Less distributions to shareholders:

Net investment income	—		—		—		—		—		(0.22)

Net realized gains	(2.42)		(3.59)		(0.59)		—		—		—

Total distributions to shareholders	(2.42)		(3.59)		(0.59)		—		—		(0.22)

Proceeds from regulatory settlements	—		—		—		—		0.02		—

Net asset value, end of period	$28.49		$31.24		$30.55		$24.85		$20.23		$20.26

Total return	(1.18%)		14.94%		25.82%		22.84%		(0.15	%)(a)	0.55%

Ratios to average net assets(b)

Total gross expenses	1.16	%(c)	1.17%		1.22%		1.30%		1.23%		1.14%

Total net expenses(d)	1.16	%(c)	1.17	%(e)	1.22	%(e)	1.24	%(e)	1.13	%(e)	1.14	%(e)

Net investment income (loss)	0.07	%(c)	(0.42%)		(0.47%)		(0.42%)		(0.42%)		(0.30%)

Supplemental data

Net assets, end of period (in thousands)	$40,491		$40,763		$32,271		$16,097		$22,115		$20,020

Portfolio turnover	27%		64%		89%		81%		88%		95%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia Seligman Global Technology Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

24	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Semiannual Report 2016	25

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.915% of the Fund’s average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $1,667,188, and the administrative services fee paid to the Investment Manager was $115,591.

26	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2016, other expenses paid by the Fund to this company were $920.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I shares do not pay transfer agency fees.

For the six months ended April 30, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R	0.19
Class R4	0.19
Class R5	0.05
Class Z	0.19

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At April 30, 2016, the Fund’s total potential future obligation over the life of the Guaranty is $118,723. The liability remaining at April 30, 2016 for non-recurring charges associated with the lease amounted to $70,585 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Semiannual Report 2016	27

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $105,000 and $4,302,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $246,239 for Class A, $58 for Class B and $1,839 for Class C shares for the six months ended April 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap March 1, 2016 Through February 28, 2017	Voluntary Expense Cap Prior to March 1, 2016
Class A	1.50%	1.51%
Class B	2.25	2.26
Class C	2.25	2.26
Class I	1.11	1.10
Class K	1.41	1.40
Class R	1.75	1.76
Class R4	1.25	1.26
Class R5	1.16	1.15
Class Z	1.25	1.26

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $487,585,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$133,932,000
Unrealized depreciation	(15,151,000)
Net unrealized appreciation	$118,781,000

28	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $169,935,070 and $160,008,629, respectively, for the six months ended April 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was

the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, affiliated shareholders of record owned 34.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Semiannual Report 2016	29

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2016

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	31

Columbia Seligman Global Technology Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR220_10_F01_(06/16)

SEMIANNUAL REPORT

April 30, 2016

COLUMBIA GLOBAL BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer-term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	25
Statement of Operations	27
Statement of Changes in Net Assets	28
Financial Highlights	30
Notes to Financial Statements	39
Important Information About This Report	55

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Global Bond Fund (the Fund) Class A shares returned 3.50% excluding sales charges for the six-month period that ended April 30, 2016.

■  The Fund underperformed its benchmark, the Barclays Global Aggregate Index, which returned 6.09% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	03/20/89
Excluding sales charges		3.50	-2.47	-0.54	3.07
Including sales charges		-1.50	-7.06	-1.50	2.58
Class B	03/20/95
Excluding sales charges		3.14	-3.27	-1.25	2.31
Including sales charges		-1.86	-8.11	-1.59	2.31
Class C	06/26/00
Excluding sales charges		3.19	-3.32	-1.27	2.30
Including sales charges		2.19	-4.28	-1.27	2.30
Class I	03/04/04	3.86	-1.99	-0.08	3.51
Class K	03/20/95	3.66	-2.30	-0.36	3.28
Class R*	03/15/10	3.51	-2.80	-0.76	2.77
Class W*	12/01/06	3.50	-2.47	-0.55	3.05
Class Y*	11/08/12	3.68	-2.15	-0.24	3.22
Class Z*	09/27/10	3.84	-2.14	-0.23	3.24
Barclays Global Aggregate Index		6.09	4.84	1.46	4.29

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/
appended-performance for more information.

The Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at April 30, 2016)
AAA rating	11.7
AA rating	10.0
A rating	11.9
BBB rating	38.3
BB rating	14.6
B rating	9.0
CCC rating	1.3
Not rated	3.2
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

Market Exposure Through Derivatives Investments (% of notional exposure) (at April 30, 2016)(a)
Fixed Income Derivative Contracts	87.2
Foreign Currency Derivative Contracts	12.8
Total Notional Market Value of Derivative Contracts	100.0

(a) The Fund has market exposure (long and/or short) to the fixed income asset class and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Matthew Cobon

Jim Cielinski

Gene Tannuzzo, CFA

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at April 30, 2016)
Argentina	0.8
Australia	0.5
Austria	0.3
Bermuda	0.8
Brazil	0.7
Canada	0.9
Cayman Islands	1.1
Colombia	2.0
Dominican Republic	0.9
El Salvador	0.1
France	0.1
Georgia	0.4
Ghana	0.4
Guatemala	0.5
Hungary	3.9
Indonesia	1.3
Ireland	0.2
Italy	0.7
Japan	3.2
Kazakhstan	0.3
Luxembourg	0.1
Mexico	4.3
Netherlands	0.1
New Zealand	2.3
Panama	0.1
Paraguay	0.2
Peru	1.4
Philippines	0.2
Romania	5.9
Russian Federation	1.6
Serbia	0.2
Spain	1.6
Supra-National	2.5
Trinidad and Tobago	0.6
Turkey	1.3
Ukraine	0.3
United Kingdom	6.7
United States(a)	51.3
Virgin Islands	0.0	(b)
Zambia	0.2
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

(b) Rounds to zero.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2015 – April 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,035.00	1,019.49	5.46	5.42	1.08
Class B	1,000.00	1,000.00	1,031.40	1,015.76	9.24	9.17	1.83
Class C	1,000.00	1,000.00	1,031.90	1,015.76	9.25	9.17	1.83
Class I	1,000.00	1,000.00	1,038.60	1,021.53	3.40	3.37	0.67
Class K	1,000.00	1,000.00	1,036.60	1,020.04	4.91	4.87	0.97
Class R	1,000.00	1,000.00	1,035.10	1,018.25	6.73	6.67	1.33
Class W	1,000.00	1,000.00	1,035.00	1,019.49	5.46	5.42	1.08
Class Y	1,000.00	1,000.00	1,036.80	1,021.53	3.39	3.37	0.67
Class Z	1,000.00	1,000.00	1,038.40	1,020.74	4.21	4.17	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(d) 35.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AUSTRALIA 0.4%
Woodside Finance Ltd.(a) 03/05/25	3.650%	425,000	401,283
AUSTRIA 0.3%
JBS Investments GmbH(a) 04/03/24	7.250%	250,000	241,875
CANADA 0.8%
BC ULC/New Red Finance, Inc.(a) 01/15/22	4.625%	39,000	39,975
04/01/22	6.000%	19,000	19,618
Cogeco Communications, Inc.(a) 05/01/20	4.875%	22,000	22,577
Concordia Healthcare Corp.(a) 04/15/23	7.000%	15,000	13,913
MDC Partners, Inc.(a) 05/01/24	6.500%	64,000	66,278
NOVA Chemicals Corp.(a) 05/01/25	5.000%	19,000	18,620
Thomson Reuters Corp. 05/23/43	4.500%	255,000	240,668
TransCanada PipeLines Ltd. 10/16/23	3.750%	110,000	112,873
Valeant Pharmaceuticals International, Inc.(a) 07/15/21	7.500%	20,000	18,300
12/01/21	5.625%	7,000	6,011
07/15/22	7.250%	19,000	16,768
05/15/23	5.875%	71,000	59,462
04/15/25	6.125%	52,000	43,440
Videotron Ltd.(a) 06/15/24	5.375%	39,000	40,706
Total			719,209
COLOMBIA 0.3%
Corporación Andina de Fomento 06/15/22	4.375%	232,000	254,685
FRANCE 0.1%
Numericable-SFR SA(a) 05/15/22	6.000%	50,000	50,065
05/01/26	7.375%	46,000	46,690
Total			96,755
IRELAND 0.2%
AerCap Ireland Capital Ltd./Global Aviation Trust 10/30/20	4.625%	24,000	24,960
05/15/21	4.500%	89,000	91,893

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allegion PLC 09/15/23	5.875%	10,000	10,600
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)(b) 05/15/24	7.250%	13,000	13,000
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a) 01/31/21	6.750%	16,000	16,040
Grifols Worldwide Operations Ltd. 04/01/22	5.250%	22,000	22,660
Total			179,153
ITALY 0.1%
Telecom Italia Capital SA 09/30/34	6.000%	2,000	1,975
07/18/36	7.200%	7,000	7,315
Telecom Italia SpA(a) 05/30/24	5.303%	22,000	23,045
Wind Acquisition Finance SA(a) 07/15/20	4.750%	23,000	21,954
Total			54,289
LUXEMBOURG 0.1%
ArcelorMittal(c) 08/05/20	6.250%	6,000	6,150
02/25/22	7.250%	4,000	4,200
INEOS Group Holdings SA(a) 08/15/18	6.125%	3,000	3,038
02/15/19	5.875%	34,000	34,510
Intelsat Jackson Holdings SA 10/15/20	7.250%	25,000	18,250
Total			66,148
MEXICO 0.7%
Cemex SAB de CV(a) 01/15/21	7.250%	300,000	320,250
Grupo Bimbo SAB de CV(a) 06/27/44	4.875%	285,000	273,627
Total			593,877
NETHERLANDS 0.1%
LYB International Finance BV 03/15/44	4.875%	40,000	41,773
NXP BV/Funding LLC(a) 06/15/22	4.625%	20,000	20,750
Schaeffler Finance BV(a) 05/15/21	4.750%	9,000	9,247
Schaeffler Holding Finance BV PIK(a) 08/15/18	6.875%	9,629	9,918

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Sensata Technologies BV(a) 10/01/25	5.000%		20,000	20,100
Total				101,788
RUSSIAN FEDERATION 0.3%
Sibur Securities Ltd.(a) 01/31/18	3.914%		300,000	301,176
SUPRA-NATIONAL 2.4%
European Investment Bank 01/14/21	3.500%	SEK	15,000,000	2,117,175
UKRAINE 0.3%
MHP SA(a) 04/02/20	8.250%		250,000	226,250
UNITED KINGDOM 0.9%
Royal Bank of Scotland Group PLC Subordinated 05/28/24	5.125%		37,000	36,216
Sky PLC(a) 11/26/22	3.125%		670,000	678,636
Virgin Media Finance PLC(a) 01/15/25	5.750%		47,000	47,353
Virgin Media Secured Finance PLC(a) 01/15/26	5.250%		14,000	14,040
Total				776,245
UNITED STATES 28.4%
ADT Corp. (The) 03/15/20	5.250%		6,000	6,240
AES Corp. (The) 07/01/21	7.375%		36,000	41,310
AMC Entertainment, Inc. 02/15/22	5.875%		16,000	16,600
06/15/25	5.750%		8,000	8,200
AMC Networks, Inc. 12/15/22	4.750%		17,000	17,128
04/01/24	5.000%		23,000	23,029
APX Group, Inc. 12/01/19	6.375%		61,000	61,000
AT&T, Inc. 06/15/45	4.350%		770,000	721,742
Acadia Healthcare Co., Inc. 07/01/22	5.125%		15,000	15,206
02/15/23	5.625%		4,000	4,090
Acadia Healthcare Co., Inc.(a) 03/01/24	6.500%		13,000	13,715

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Activision Blizzard, Inc.(a) 09/15/21	5.625%	70,000	73,675
Aircastle Ltd. 03/15/21	5.125%	24,000	25,380
02/15/22	5.500%	5,000	5,319
04/01/23	5.000%	3,000	3,054
Alere, Inc.(a) 07/01/23	6.375%	19,000	19,380
Allegion US Holding Co., Inc. 10/01/21	5.750%	27,000	28,215
Alliance Data Systems Corp.(a) 12/01/17	5.250%	25,000	25,312
04/01/20	6.375%	34,000	34,935
08/01/22	5.375%	31,000	29,837
Alliant Holdings I LP(a) 08/01/23	8.250%	4,000	3,980
Ally Financial, Inc. 02/13/22	4.125%	43,000	43,645
05/19/22	4.625%	52,000	53,300
09/30/24	5.125%	12,000	12,570
03/30/25	4.625%	22,000	22,220
Subordinated 11/20/25	5.750%	16,000	16,200
Altice U.S. Finance I Corp.(a) 05/15/26	5.500%	38,000	38,380
Altice US Finance I Corp.(a) 07/15/23	5.375%	17,000	17,358
American Axle & Manufacturing, Inc. 02/15/19	5.125%	12,000	12,330
11/15/19	7.750%	8,000	8,900
03/15/21	6.250%	23,000	23,920
American Builders & Contractors Supply Co., Inc.(a) 04/15/21	5.625%	44,000	45,540
12/15/23	5.750%	2,000	2,090
Amsurg Corp. 11/30/20	5.625%	15,000	15,375
07/15/22	5.625%	10,000	10,263
Ancestry.com, Inc. Junior Subordinated 12/15/20	11.000%	25,000	27,250
Angus Chemical Co.(a) 02/15/23	8.750%	24,000	22,860
Antero Resources Corp. 12/01/22	5.125%	11,000	10,560
06/01/23	5.625%	29,000	28,130
Aramark Services, Inc. 01/15/24	5.125%	11,000	11,633
ArcelorMittal(c) 03/01/21	6.500%	45,000	46,012

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Asbury Automotive Group, Inc. 12/15/24	6.000%	23,000	23,747
Aviation Capital Group Corp.(a) 04/06/21	6.750%	2,000	2,268
Avis Budget Car Rental LLC/Finance, Inc. 04/01/23	5.500%	28,000	26,762
Avis Budget Car Rental LLC/Finance, Inc.(a) 03/15/25	5.250%	28,000	25,690
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a) 05/01/21	7.375%	19,000	20,093
B&G Foods, Inc. 06/01/21	4.625%	15,000	15,244
Ball Corp. 12/15/20	4.375%	21,000	21,840
Beacon Roofing Supply, Inc. 10/01/23	6.375%	9,000	9,563
Berkshire Hathaway Energy Co. 02/01/45	4.500%	70,000	77,668
Berkshire Hathaway Finance Corp. 05/15/42	4.400%	500,000	545,633
Berry Plastics Corp. 05/15/22	5.500%	10,000	10,319
07/15/23	5.125%	42,000	42,420
Berry Plastics Corp.(a) 10/15/22	6.000%	10,000	10,450
Boyd Gaming Corp. 05/15/23	6.875%	16,000	16,600
Boyd Gaming Corp.(a) 04/01/26	6.375%	9,000	9,203
CB Richard Ellis Services, Inc. 03/15/25	5.250%	47,000	48,905
CCO Holdings LLC/Capital Corp. 03/15/21	5.250%	20,000	20,750
01/31/22	6.625%	36,000	38,250
09/30/22	5.250%	1,000	1,033
CCO Holdings LLC/Capital Corp.(a) 05/01/23	5.125%	2,000	2,040
04/01/24	5.875%	12,000	12,570
05/01/25	5.375%	10,000	10,238
05/01/26	5.500%	3,000	3,060
05/01/27	5.875%	46,000	47,150
CCOH Safari LLC(a) 02/15/26	5.750%	4,000	4,130
CHS/Community Health Systems, Inc. 08/01/21	5.125%	6,000	6,017
02/01/22	6.875%	48,000	43,440
CIT Group, Inc. 05/15/20	5.375%	75,000	78,656

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp. 03/31/43	4.700%	335,000	362,053
CSC Holdings LLC 11/15/21	6.750%	30,000	30,900
CVS Health Corp. 07/20/45	5.125%	80,000	93,492
Cable One, Inc.(a) 06/15/22	5.750%	11,000	11,303
CalAtlantic Group, Inc. 12/15/21	6.250%	14,000	15,015
11/15/24	5.875%	8,000	8,460
Calpine Corp.(a) 01/15/22	6.000%	74,000	78,162
Capsugel SA PIK(a) 05/15/19	7.000%	4,000	4,030
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	50,000	48,000
Cedar Fair LP/Canada's Wonderland Co./ Magnum Management Corp. 03/15/21	5.250%	15,000	15,638
06/01/24	5.375%	7,000	7,306
Celanese U.S. Holdings LLC 06/15/21	5.875%	33,000	35,557
Centene Corp. 05/15/22	4.750%	27,000	27,641
Centene Corp.(a) 02/15/24	6.125%	36,000	37,980
CenterPoint Energy Houston Electric LLC 04/01/44	4.500%	150,000	166,250
CenturyLink, Inc. 03/15/22	5.800%	12,000	11,850
12/01/23	6.750%	51,000	50,235
04/01/24	7.500%	19,000	19,048
04/01/25	5.625%	2,000	1,816
Cequel Communications Holdings I LLC/Capital Corp.(a) 09/15/20	6.375%	34,000	34,809
12/15/21	5.125%	15,000	14,138
07/15/25	7.750%	13,000	13,195
Change Healthcare Holdings, Inc.(a) 02/15/21	6.000%	15,000	15,150
Chemours Co. LLC (The)(a) 05/15/23	6.625%	31,000	27,125
05/15/25	7.000%	38,000	32,965
Cinemark USA, Inc. 12/15/22	5.125%	12,000	12,420
Columbia Pipeline Group, Inc.(a) 06/01/45	5.800%	255,000	268,861

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Compass Minerals International, Inc.(a) 07/15/24	4.875%	30,000	28,875
ConAgra Foods, Inc. 09/15/22	3.250%	630,000	645,918
Concho Resources, Inc. 04/01/23	5.500%	73,000	73,547
Constellation Brands, Inc. 11/15/19	3.875%	7,000	7,368
05/01/21	3.750%	9,000	9,338
05/01/23	4.250%	15,000	15,675
11/15/24	4.750%	11,000	11,660
12/01/25	4.750%	5,000	5,306
Continental Resources, Inc. 09/15/22	5.000%	124,000	115,785
ConvaTec Finance International SA Junior Subordinated PIK(a) 01/15/19	8.250%	17,000	17,043
Corrections Corp. of America 10/15/22	5.000%	10,000	10,438
Crown Castle International Corp. 01/15/23	5.250%	54,000	59,940
CrownRock LP/Finance, Inc.(a) 02/15/23	7.750%	39,000	39,780
CyrusOne LP/Finance Corp. 11/15/22	6.375%	37,000	39,058
D.R. Horton, Inc. 03/01/19	3.750%	19,000	19,428
02/15/20	4.000%	5,000	5,188
DISH DBS Corp. 06/01/21	6.750%	52,000	53,571
07/15/22	5.875%	27,000	26,257
03/15/23	5.000%	21,000	19,215
11/15/24	5.875%	11,000	10,324
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	51,000	53,422
05/01/25	5.000%	26,000	26,000
Diamondback Energy, Inc. 10/01/21	7.625%	7,000	7,464
DigitalGlobe, Inc.(a) 02/01/21	5.250%	27,000	24,401
Dollar Tree, Inc.(a) 03/01/20	5.250%	6,000	6,233
03/01/23	5.750%	28,000	29,898
Dominion Resources, Inc. 09/15/42	4.050%	170,000	163,650
Duke Energy Corp. 08/15/22	3.050%	155,000	159,231
Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
E*TRADE Financial Corp. 11/15/22	5.375%	25,000	26,538
09/15/23	4.625%	20,000	20,244
ERAC U.S.A. Finance LLC(a) 02/15/45	4.500%	503,000	507,928
Eco Services Operations LLC/Finance Corp.(a) 11/01/22	8.500%	21,000	20,265
Endo Finance LLC/Finco, Inc.(a) 02/01/25	6.000%	32,000	30,560
Energy Transfer Equity LP 06/01/27	5.500%	54,000	46,347
Entegris, Inc.(a) 04/01/22	6.000%	21,000	21,630
Enterprise Products Operating LLC 02/15/45	5.100%	250,000	262,941
Equinix, Inc. 01/01/22	5.375%	32,000	33,440
01/15/26	5.875%	29,000	30,685
ExamWorks Group, Inc. 04/15/23	5.625%	11,000	11,798
FTI Consulting, Inc. 11/15/22	6.000%	11,000	11,578
First Data Corp.(a) 08/15/23	5.375%	29,000	29,979
12/01/23	7.000%	64,000	65,760
01/15/24	5.750%	74,000	75,110
Five Corners Funding Trust(a) 11/15/23	4.419%	295,000	313,427
Freeport-McMoRan, Inc. 03/01/22	3.550%	8,000	6,680
11/14/24	4.550%	11,000	9,254
Fresenius Medical Care U.S. Finance II, Inc.(a) 09/15/18	6.500%	9,000	9,888
07/31/19	5.625%	14,000	15,243
01/31/22	5.875%	11,000	12,100
10/15/24	4.750%	14,000	14,525
Frontier Communications Corp. 07/01/21	9.250%	8,000	8,340
04/15/22	8.750%	15,000	14,813
01/15/23	7.125%	18,000	15,930
01/15/25	6.875%	40,000	33,300
Frontier Communications Corp.(a) 09/15/20	8.875%	21,000	22,234
09/15/22	10.500%	16,000	16,462
09/15/25	11.000%	44,000	44,440
GLP Capital LP/Financing II, Inc. 11/01/20	4.875%	17,000	17,935
04/15/26	5.375%	9,000	9,383

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gibraltar Industries, Inc. 02/01/21	6.250%	9,000	9,135
Graphic Packaging International, Inc. 04/15/21	4.750%	29,000	30,341
Group 1 Automotive, Inc. 06/01/22	5.000%	8,000	7,920
Group 1 Automotive, Inc.(a) 12/15/23	5.250%	13,000	12,935
HCA, Inc. 05/01/23	5.875%	102,000	107,291
02/01/25	5.375%	41,000	41,922
04/15/25	5.250%	66,000	68,310
HCA, Inc 06/15/26	5.250%	14,000	14,543
HD Supply, Inc. 07/15/20	7.500%	24,000	25,470
HD Supply, Inc.(a) 12/15/21	5.250%	18,000	18,900
04/15/24	5.750%	19,000	19,926
HUB International Ltd.(a) 02/15/21	9.250%	7,000	7,298
10/01/21	7.875%	53,000	51,940
HealthSouth Corp. 11/01/24	5.750%	9,000	9,293
Healthsouth Corp. 09/15/25	5.750%	5,000	5,173
Hertz Corp. (The) 01/15/21	7.375%	3,000	3,094
10/15/22	6.250%	5,000	5,035
Hilton Worldwide Finance LLC/Corp. 10/15/21	5.625%	51,000	53,119
Hologic, Inc.(a) 07/15/22	5.250%	19,000	19,903
Huntington Ingalls Industries, Inc.(a) 12/15/21	5.000%	11,000	11,529
Huntsman International LLC 11/15/20	4.875%	44,000	44,330
IHS, Inc. 11/01/22	5.000%	15,000	15,675
IMS Health, Inc.(a) 11/01/20	6.000%	33,000	33,825
Indiana Michigan Power Co. 03/15/23	3.200%	1,070,000	1,089,250
Infor US, Inc.(a) 08/15/20	5.750%	6,000	6,323
International Game Technology PLC(a) 02/15/22	6.250%	56,000	56,991

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Lease Finance Corp. 12/15/20	8.250%	47,000	55,519
Interval Acquisition Corp.(a) 04/15/23	5.625%	43,000	43,860
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a) 08/01/23	6.375%	41,000	42,599
Kinder Morgan Energy Partners LP 09/01/22	3.950%	815,000	804,909
02/15/23	3.450%	165,000	156,004
03/01/43	5.000%	80,000	69,142
Kinetic Concepts, Inc./KCI U.S.A., Inc.(a) 02/15/21	7.875%	4,000	4,325
Kraft Heinz Co. (The)(a) 07/15/45	5.200%	190,000	218,748
L Brands, Inc. 04/01/21	6.625%	49,000	55,737
L-3 Communications Corp. 02/15/21	4.950%	435,000	467,863
LTF Merger Sub, Inc.(a) 06/15/23	8.500%	20,000	19,650
Lamar Media Corp. 02/01/22	5.875%	18,000	18,855
01/15/24	5.375%	15,000	15,825
Lamar Media Corp.(a) 02/01/26	5.750%	7,000	7,403
Laredo Petroleum, Inc. 01/15/22	5.625%	23,000	21,160
05/01/22	7.375%	67,000	65,660
03/15/23	6.250%	24,000	22,380
Level 3 Communications, Inc. 12/01/22	5.750%	21,000	21,588
Level 3 Financing, Inc. 01/15/21	6.125%	13,000	13,618
08/15/22	5.375%	45,000	46,012
02/01/23	5.625%	19,000	19,523
05/01/25	5.375%	28,000	28,490
Liberty Mutual Group, Inc.(a) 05/01/22	4.950%	355,000	386,022
06/15/23	4.250%	500,000	523,872
LifePoint Health, Inc. 12/01/21	5.500%	34,000	35,360
Loews Corp. 05/15/23	2.625%	280,000	277,880
MEDNAX, Inc.(a) 12/01/23	5.250%	14,000	14,490
MGM Resorts International 10/01/20	6.750%	12,000	12,810
12/15/21	6.625%	50,000	53,250
03/15/23	6.000%	7,000	7,271

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGP Escrow Issuer LLC/Co-Issuer, Inc.(a) 05/01/24	5.625%	10,000	10,425
MPLX LP(a) 02/15/23	5.500%	39,000	38,900
07/15/23	4.500%	3,000	2,912
12/01/24	4.875%	78,000	76,024
06/01/25	4.875%	73,000	70,539
MSCI, Inc.(a) 11/15/24	5.250%	29,000	30,305
08/15/25	5.750%	23,000	24,466
Mallinckrodt International Finance SA/CB LLC(a) 10/15/23	5.625%	21,000	19,688
04/15/25	5.500%	9,000	8,123
Manitowoc Foodservice, Inc.(a) 02/15/24	9.500%	6,000	6,630
Masco Corp. 04/01/25	4.450%	26,000	27,138
Meritage Homes Corp. 03/01/18	4.500%	12,000	12,270
04/15/20	7.150%	3,000	3,195
04/01/22	7.000%	36,000	38,610
06/01/25	6.000%	12,000	12,240
Microsemi Corp.(a) 04/15/23	9.125%	19,000	20,900
Molina Healthcare, Inc.(a) 11/15/22	5.375%	26,000	26,845
Molson Coors Brewing Co. 05/01/42	5.000%	285,000	309,243
NCR Corp. 12/15/23	6.375%	10,000	10,400
NRG Energy, Inc. 07/15/22	6.250%	35,000	34,311
05/01/24	6.250%	14,000	13,650
NRG Yield Operating LLC 08/15/24	5.375%	49,000	46,060
National Financial Partners Corp.(a) 07/15/21	9.000%	8,000	7,960
Navient Corp. 06/15/18	8.450%	23,000	24,610
03/25/20	8.000%	3,000	3,150
10/26/20	5.000%	13,000	12,415
01/25/22	7.250%	20,000	19,700
03/25/24	6.125%	24,000	21,492
10/25/24	5.875%	18,000	15,795
Neptune Finco Corp.(a) 10/15/25	6.625%	39,000	42,071
10/15/25	10.875%	38,000	42,275
Netflix, Inc. 02/15/22	5.500%	26,000	27,170
02/15/25	5.875%	68,000	71,264

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.(a) 11/15/23	5.000%	9,000	9,497
Newfield Exploration Co. 07/01/24	5.625%	20,000	20,350
01/01/26	5.375%	15,000	14,850
Nielsen Finance LLC/Co. 10/01/20	4.500%	21,000	21,577
Nortek, Inc. 04/15/21	8.500%	32,000	33,280
Northwest Pipeline LLC 04/15/17	5.950%	460,000	474,065
OneMain Financial Holdings LLC(a) 12/15/19	6.750%	28,000	28,700
12/15/21	7.250%	6,000	6,240
Oracle Corp. 05/15/45	4.125%	285,000	295,045
Outfront Media Capital LLC/Corp. 02/15/22	5.250%	2,000	2,065
03/15/25	5.875%	34,000	35,530
Owens-Brockway Glass Container, Inc.(a) 08/15/23	5.875%	14,000	15,050
PPL Capital Funding, Inc. 06/01/23	3.400%	885,000	914,718
PQ Corp.(a) 11/01/18	8.750%	101,000	105,040
PQ Corp.(a)(b) 11/15/22	6.750%	23,000	23,747
Pacific Gas & Electric Co. 02/15/44	4.750%	229,000	263,779
Parsley Energy LLC/Finance Corp.(a) 02/15/22	7.500%	56,000	59,220
Penn National Gaming, Inc. 11/01/21	5.875%	8,000	8,180
Penske Automotive Group, Inc. 10/01/22	5.750%	22,000	22,715
12/01/24	5.375%	21,000	21,157
Pinnacle Entertainment, Inc.(a) 05/01/24	5.625%	8,000	7,990
Pinnacle Foods Finance LLC/Corp.(a) 01/15/24	5.875%	3,000	3,173
Plains All American Pipeline LP/Finance Corp. 01/31/23	2.850%	225,000	200,008
02/15/45	4.900%	460,000	377,039
Plastipak Holdings, Inc.(a) 10/01/21	6.500%	25,000	25,375
Platform Specialty Products Corp.(a) 05/01/21	10.375%	14,000	14,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc. 02/15/22	7.375%	4,000	4,215
Post Holdings, Inc.(a) 12/15/22	6.000%	8,000	8,215
03/15/24	7.750%	42,000	45,675
Prestige Brands, Inc.(a) 03/01/24	6.375%	26,000	27,300
Progress Energy, Inc. 04/01/22	3.150%	1,325,000	1,360,788
Provident Funding Associates LP/Finance Corp.(a) 06/15/21	6.750%	49,000	46,427
Qualitytech LP/Finance Corp. 08/01/22	5.875%	15,000	15,375
Quicken Loans, Inc.(a) 05/01/25	5.750%	24,000	22,560
Quintiles Transnational Corp.(a) 05/15/23	4.875%	22,000	22,522
RHP Hotel Properties LP/Finance Corp. 04/15/23	5.000%	6,000	6,165
RSI Home Products, Inc.(a) 03/15/23	6.500%	15,000	15,600
RSP Permian, Inc. 10/01/22	6.625%	28,000	28,910
Range Resources Corp. 03/15/23	5.000%	21,000	19,373
Reynolds Group Issuer, Inc./LLC 08/15/19	7.875%	83,000	85,905
Rite Aid Corp.(a) 04/01/23	6.125%	57,000	60,741
Riverbed Technology, Inc.(a) 03/01/23	8.875%	32,000	32,240
SBA Communications Corp 07/15/22	4.875%	31,000	31,213
SBA Telecommunications, Inc. 07/15/20	5.750%	25,000	25,812
Sabine Pass Liquefaction LLC 03/01/25	5.625%	41,000	39,975
Sally Holdings LLC/Capital, Inc. 12/01/25	5.625%	7,000	7,473
Scientific Games International, Inc. 12/01/22	10.000%	25,000	20,662
Scientific Games International, Inc.(a) 01/01/22	7.000%	72,000	73,395
Scotts Miracle-Gro Co. (The)(a) 10/15/23	6.000%	23,000	24,322
Scripps Networks Interactive, Inc. 06/15/25	3.950%	755,000	779,426

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy 12/01/23	4.050%	180,000	192,848
Serta Simmons Bedding LLC(a) 10/01/20	8.125%	19,000	19,950
Service Corp. International 01/15/22	5.375%	19,000	19,903
Sirius XM Radio, Inc.(a) 04/15/25	5.375%	25,000	25,500
Solera LLC/Finance, Inc.(a) 03/01/24	10.500%	14,000	14,665
Southern Natural Gas Co. LLC(a) 04/01/17	5.900%	2,131,000	2,191,957
Spectrum Brands, Inc. 11/15/20	6.375%	45,000	47,362
11/15/22	6.625%	32,000	34,560
07/15/25	5.750%	23,000	24,395
Springleaf Finance Corp. 12/15/20	8.250%	63,000	64,969
Springs Industries, Inc. 06/01/21	6.250%	33,000	33,577
Sprint Communications, Inc.(a) 11/15/18	9.000%	37,000	39,127
03/01/20	7.000%	42,000	43,102
Sprint Corp. 06/15/24	7.125%	34,000	25,500
02/15/25	7.625%	41,000	30,904
Sterigenics-Nordion Holdings LLC(a) 05/15/23	6.500%	25,000	25,375
Surgical Care Affiliates, Inc.(a) 04/01/23	6.000%	12,000	12,120
Synovus Financial Corp. 02/15/19	7.875%	54,000	60,075
T-Mobile USA, Inc. 04/28/20	6.542%	9,000	9,281
04/28/21	6.633%	26,000	27,397
01/15/22	6.125%	11,000	11,571
04/28/22	6.731%	10,000	10,525
03/01/23	6.000%	25,000	26,250
04/01/23	6.625%	4,000	4,275
04/28/23	6.836%	9,000	9,596
01/15/24	6.500%	20,000	21,300
03/01/25	6.375%	19,000	19,950
01/15/26	6.500%	33,000	34,980
TEGNA, Inc. 10/15/23	6.375%	4,000	4,320
TEGNA, Inc.(a) 09/15/21	4.875%	10,000	10,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp. 01/15/18	5.000%	20,000	20,112
11/15/19	4.125%	10,000	9,700
05/01/23	5.250%	2,000	1,920
11/15/23	4.250%	35,000	32,266
Targa Resources Partners LP/Finance Corp.(a) 03/15/24	6.750%	22,000	22,385
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/23	5.875%	22,000	21,945
Tempur Sealy International, Inc. 12/15/20	6.875%	9,000	9,484
10/15/23	5.625%	15,000	15,600
Tenet Healthcare Corp. 06/01/20	4.750%	31,000	31,930
10/01/20	6.000%	37,000	39,220
06/15/23	6.750%	56,000	55,300
Tesoro Logistics LP/Finance Corp. 10/15/19	5.500%	7,000	7,140
10/15/22	6.250%	22,000	22,550
Toll Brothers Finance Corp. 11/15/25	4.875%	12,000	12,090
TransDigm, Inc. 10/15/20	5.500%	31,000	31,465
05/15/25	6.500%	21,000	21,105
Treehouse Foods, Inc.(a) 02/15/24	6.000%	5,000	5,319
USG Corp.(a) 11/01/21	5.875%	9,000	9,450
United Rentals North America, Inc. 04/15/22	7.625%	21,000	22,417
06/15/23	6.125%	4,000	4,150
Universal Health Services, Inc.(a) 08/01/22	4.750%	39,000	39,780
Univision Communications, Inc.(a) 05/15/23	5.125%	38,000	38,285
02/15/25	5.125%	62,000	61,302
Valeant Pharmaceuticals International, Inc.(a) 10/15/20	6.375%	35,000	31,719
VeriSign, Inc. 05/01/23	4.625%	14,000	14,385
04/01/25	5.250%	24,000	24,660
Verizon Communications, Inc. 11/01/42	3.850%	610,000	557,439
03/15/55	4.672%	191,000	184,712
WPX Energy, Inc. Senior Unsecured 01/15/22	6.000%	17,000	15,300

Corporate Bonds & Notes(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace & Co.(a) 10/01/21	5.125%	14,000	14,658
Western Gas Partners LP 07/01/22	4.000%	20,000	19,179
06/01/25	3.950%	17,000	15,284
WhiteWave Foods Co. (The) 10/01/22	5.375%	26,000	27,805
Williams Companies, Inc. (The) 01/15/23	3.700%	20,000	16,796
06/24/24	4.550%	68,000	58,607
Yum! Brands, Inc. 11/01/23	3.875%	270,000	256,468
ZF North America Capital, Inc.(a) 04/29/25	4.750%	55,000	55,756
Zayo Group LLC/Capital, Inc. 04/01/23	6.000%	58,000	59,595
05/15/25	6.375%	13,000	13,520
Zayo Group LLC/Capital, Inc.(a) 05/15/25	6.375%	12,000	12,480
Zebra Technologies Corp. 10/15/22	7.250%	33,000	35,726
iStar, Inc. 07/01/19	5.000%	16,000	15,520
Total			25,002,600
VIRGIN ISLANDS —%
Platform Specialty Products Corp.(a) 02/01/22	6.500%	12,000	10,560
Total Corporate Bonds & Notes (Cost: $30,294,893)			31,143,068
Residential Mortgage-Backed Securities — Agency —%
UNITED STATES —%
Federal Home Loan Mortgage Corp. 09/01/17	6.500%	11,791	11,958
Federal National Mortgage Association 04/01/17	6.500%	13,669	13,767
Total			25,725
Total Residential Mortgage-Backed Securities — Agency (Cost: $25,636)			25,725

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UNITED STATES 0.6%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A3(a)(c) 11/25/37	2.814%	575,143	566,233
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $584,353)			566,233

Commercial Mortgage-Backed Securities —
Agency 2.8%

UNITED STATES 2.8%
Government National Mortgage Association Series 2013-13 Class AC 04/16/46	1.700%	504,687	488,170
Series 2013-33 Class AC 05/16/46	1.744%	2,085,331	2,015,068
Total			2,503,238
Total Commercial Mortgage-Backed Securities — Agency (Cost: $2,571,695)			2,503,238

Commercial Mortgage-Backed Securities —
Non-Agency 2.9%

UNITED STATES 2.9%
American Homes 4 Rent Series 2015-SFR1 Class A(a) 04/17/52	3.467%	982,051	1,018,401
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A(a)(c) 10/26/44	2.689%	700,000	690,350
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM 05/15/47	5.372%	550,000	548,296
ORES NPL LLC(a) Series 2013-LV2 Class A 09/25/25	3.081%	84,164	83,744
Series 2014-LV3 Class A 03/27/24	3.000%	162,884	162,884
VFC LLC Series 2015-3 Class A(a) 12/20/31	2.750%	8,870	8,870
Total			2,512,545
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $2,495,182)			2,512,545

Asset-Backed Securities — Non-Agency 5.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BERMUDA 0.8%
Cronos Containers Program I Ltd. Series 2013-1A Class A(a) 04/18/28	3.080%	700,000	662,811
CAYMAN ISLANDS 1.1%
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B(a)(c) 11/14/26	1.938%	975,000	973,955
UNITED STATES 3.2%
CLI Funding V LLC Series 2013-1A(a) 03/18/28	2.830%	415,000	388,190
Centre Point Funding LLC Series 2012-2A Class 1(a) 08/20/21	2.610%	381,601	381,625
Exeter Automobile Receivables Trust Series 2015-1A Class A(a) 06/17/19	1.600%	224,645	224,372
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1(a)(c) 01/25/55	3.475%	99,318	98,703
SBA Tower Trust(a) 04/16/18	2.240%	900,000	900,442
SpringCastle America Funding LLC Series 2014-AA Class A(a) 05/25/23	2.700%	227,642	228,171
TAL Advantage V LLC Series 2013-1A Class A(a) 02/22/38	2.830%	358,750	338,603
Westgate Resorts LLC Series 2013-1A Class B(a) 08/20/25	3.750%	254,593	254,169
Total			2,814,275
Total Asset-Backed Securities — Non-Agency (Cost: $4,543,288)			4,451,041

Inflation-Indexed Bonds(d) 5.0%

ITALY 0.6%
Italy Buoni Poliennali Del Tesoro(a) 09/15/41	2.550%	EUR	353,625	509,645
MEXICO 1.9%
Mexican Udibonos 11/15/40	4.000%	MXN	27,254,310	1,700,558

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Inflation-Indexed Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UNITED STATES 2.5%
U.S. Treasury Inflation-Indexed Bond(j) 02/15/45	0.750%	2,248,386	2,185,500
Total Inflation-Indexed Bonds (Cost: $4,466,164)			4,395,703

Foreign Government Obligations(d)(e) 35.6%

ARGENTINA 0.8%
Argentina Bonar Bonds 04/17/17	7.000%		194,000	197,977
Argentina Republic Government International Bond(a) 04/22/21	6.875%		300,000	309,000
04/22/26	7.500%		200,000	203,000
Total				709,977
BRAZIL 0.7%
Brazilian Government International Bond 01/07/41	5.625%		270,000	237,263
Petrobras Global Finance BV 01/27/21	5.375%		420,000	372,225
Total				609,488
COLOMBIA 1.7%
Colombia Government International Bond 01/18/41	6.125%		235,000	254,919
Empresas Publicas de Medellin ESP(a) 09/10/24	7.625%	COP	3,995,000,000	1,230,367
Total				1,485,286
DOMINICAN REPUBLIC 0.9%
Dominican Republic International Bond(a) 04/20/27	8.625%		700,000	805,000
EL SALVADOR 0.1%
El Salvador Government International Bond(a) 01/18/27	6.375%		125,000	110,000
GEORGIA 0.4%
Georgian Railway JSC(a) 07/11/22	7.750%		300,000	324,000
GHANA 0.4%
Ghana Government International Bond(a) 01/18/26	8.125%		400,000	316,080

Foreign Government Obligations(d)(e) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
GUATEMALA 0.5%
Guatemala Government Bond(a) 06/06/22	5.750%		400,000	437,000
HUNGARY 3.7%
Hungary Government Bond 06/24/25	5.500%	HUF	582,500,000	2,525,699
Hungary Government International Bond 03/25/24	5.375%		100,000	111,250
03/29/41	7.625%		450,000	635,558
Total				3,272,507
INDONESIA 1.3%
Indonesia Government International Bond(a) 10/12/35	8.500%		190,000	264,053
01/17/38	7.750%		140,000	183,237
PT Pertamina Persero(a) 05/20/23	4.300%		700,000	694,989
Total				1,142,279
ITALY —%
Italy Buoni Poliennali Del Tesoro 11/01/26	7.250%	EUR	283	500
JAPAN 3.0%
Japan Government 30-Year Bond 12/20/45	1.400%	JPY	220,100,000	2,676,821
KAZAKHSTAN 0.3%
KazMunayGas National Co. JSC(a) 07/02/18	9.125%		250,000	273,750
MEXICO 1.5%
Mexican Bonos 05/31/29	8.500%	MXN	5,200,000	365,985
11/23/34	7.750%	MXN	1,630,000	108,724
Mexico Government International Bond 09/27/34	6.750%		270,000	351,000
Petroleos Mexicanos 01/24/22	4.875%		500,000	503,750
Total				1,329,459
NEW ZEALAND 2.3%
New Zealand Government Bond(a) 04/15/27	4.500%	NZD	2,460,000	1,980,921
PANAMA 0.2%
Ena Norte Trust(a) 04/25/23	4.950%		125,919	129,381

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Foreign Government Obligations(d)(e) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
PARAGUAY 0.2%
Paraguay Government International Bond(a) 08/11/44	6.100%		150,000	153,750
PERU 1.3%
Corporacion Financiera de Desarrollo SA Subordinated(a)(c) 07/15/29	5.250%		300,000	306,000
Peruvian Government International Bond(a) 08/12/26	8.200%	PEN	2,030,000	709,676
02/12/42	6.850%		500,000	152,533
Total				1,168,209
PHILIPPINES 0.2%
Power Sector Assets & Liabilities Management Corp.(a) 05/27/19	7.250%		140,000	162,764
ROMANIA 5.7%
Romania Government Bond 02/24/25	4.750%	RON	17,790,000	4,913,769
Romanian Government International Bond(a) 01/22/24	4.875%		100,000	109,350
Total				5,023,119
RUSSIAN FEDERATION 1.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.(a) 08/07/18	8.700%		100,000	111,295
Gazprom OAO Via Gaz Capital SA(a) 11/22/16	6.212%		100,000	102,391
03/07/22	6.510%		550,000	595,061
08/16/37	7.288%		230,000	254,794
Total				1,063,541
SERBIA 0.2%
Serbia International Bond(a) 12/03/18	5.875%		200,000	211,250
SPAIN 1.5%
Spain Government Bond(a) 10/31/25	2.150%	EUR	635,000	766,352
10/31/44	5.150%	EUR	346,000	582,855
Total				1,349,207
TRINIDAD AND TOBAGO 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.(a) 08/14/19	9.750%		450,000	469,350
TURKEY 1.2%
Export Credit Bank of Turkey(a) 09/23/21	5.000%		400,000	404,000

Foreign Government Obligations(d)(e) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Turkey Government International Bond 03/17/36	6.875%		565,000	673,056
Total				1,077,056
UNITED KINGDOM 5.6%
United Kingdom Gilt(a) 03/07/25	5.000%	GBP	2,000,000	3,769,647
01/22/45	3.500%	GBP	625,000	1,119,059
Total				4,888,706
ZAMBIA 0.2%
Zambia Government International Bond(a) 04/14/24	8.500%		200,000	165,040
Total Foreign Government Obligations (Cost: $31,461,985)				31,334,441

Senior Loans 0.2%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CANADA —%
Concordia Healthcare Corp. Term Loan(c)(f) 10/21/21	5.250%	23,940	23,676
UNITED STATES 0.2%
Manitowoc Foodservice, Inc. Tranche B Term Loan(c)(f) 03/03/23	5.750%	12,800	12,936
Microsemi Corp. Tranche B Term Loan(c)(f) 01/15/23	5.250%	26,423	26,588
PQ Corp. Term Loan(b)(c)(f) 10/27/22	5.750%	4,316	4,337
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(c)(f) 08/21/20	5.750%	34,000	34,071
Riverbed Technology, Inc. Term Loan(c)(f) 04/25/22	5.750%	40,486	40,716
Total			118,648
Total Senior Loans (Cost: $140,597)			142,324

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Options Purchased Puts —%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(g)	6,250,000	2.00	12/02/16	17,187
Put — OTC 5-Year Interest Rate Swap(g)	6,705,000	2.15	09/09/16	3,521
Total Options Purchased Puts (Cost: $179,526)				20,708

Money Market Funds 8.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.422%(h)(i)	7,745,747	7,745,747
Total Money Market Funds (Cost: $7,745,747)		7,745,747
Total Investments (Cost: $84,509,066)		84,840,773
Other Assets & Liabilities, Net		3,151,605
Net Assets		87,992,378

At April 30, 2016, cash and securities totaling $1,851,778 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	05/11/2016	2,842,000	NZD	1,958,462	USD	—	(25,077)
Barclays	05/11/2016	715,803,000	HUF	2,595,464	USD	—	(31,610)
Barclays	05/11/2016	31,707,957	MXN	1,826,931	USD	—	(14,553)
Barclays	05/11/2016	14,008,000	SEK	1,728,501	USD	—	(16,361)
Barclays	06/03/2016	1,310,604,000	JPY	12,002,238	USD	—	(324,542)
Barclays	06/03/2016	28,511,000	CNH	4,393,405	USD	3,823	—
Citi	05/11/2016	984,433	USD	1,286,000	AUD	—	(6,956)
Citi	05/11/2016	336,512	USD	2,200,000	DKK	2,046	—
Citi	05/11/2016	231,013	USD	8,100,000	THB	833	—
Citi	06/03/2016	55,887,000	CNH	8,613,239	USD	8,820	—
Citi	06/03/2016	19,190,316	USD	16,913,000	EUR	193,849	—
Citi	06/03/2016	5,018,000	CAD	3,961,913	USD	—	(37,482)
Citi	06/03/2016	2,136,000	EUR	2,407,770	USD	—	(40,322)
Credit Suisse	05/11/2016	19,343,389	USD	16,972,500	EUR	95,594	—
Deutsche Bank	05/11/2016	19,428,000	RON	4,954,858	USD	—	(11,018)
HSBC	05/11/2016	3,500,000,000	COP	1,163,177	USD	—	(63,923)
HSBC	05/11/2016	12,663,954	USD	1,423,631,000	JPY	718,534	—
HSBC	05/11/2016	188,400	USD	2,800,000	ZAR	7,947	—
HSBC	05/11/2016	167,673	USD	650,000	MYR	—	(1,437)
HSBC	06/03/2016	287,027,000	RUB	4,298,098	USD	—	(94,901)
Morgan Stanley International	05/11/2016	215,968	USD	805,000	PLN	—	(5,107)
Standard Chartered	05/11/2016	2,355,000	PEN	706,889	USD	—	(9,336)
Standard Chartered	05/11/2016	1,045,752	USD	1,200,000,000	KRW	5,598	—
Standard Chartered	05/11/2016	641,369	USD	615,000	CHF	—	(57)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at April 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	05/11/2016	155,813	USD	210,000	SGD	303	—
Standard Chartered	05/11/2016	120,958	USD	1,000,000	NOK	3,233	—
Standard Chartered	06/03/2016	8,805,141	USD	152,995,000	MXN	59,405	—
State Street	05/11/2016	2,199,778	USD	2,855,000	CAD	75,671	—
State Street	06/03/2016	12,264,000	NZD	8,549,848	USD	1,319	—
Total						1,176,975	(682,682)

Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Australian 10-Year Bond	60	AUD	5,960,104	06/2016	—	(763)
Australian 3-Year Bond	129	AUD	10,991,094	06/2016	6,787	—
Euro-BTP	15	EUR	2,369,396	06/2016	5,370	—
Euro-Buxl 30-Year	16	EUR	2,995,085	06/2016	—	(87,397)
Long Gilt	49	GBP	8,562,929	06/2016	—	(50,554)
U.S. Treasury 10-Year Note	189	USD	24,581,812	06/2016	—	(24,124)
U.S. Ultra Bond	4	USD	685,375	06/2016	—	(9,132)
Total			56,145,795		12,157	(171,970)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro-Bund	(119)	EUR	(22,057,930)	06/2016	159,514	—
U.S. Long Bond	(28)	USD	(4,572,750)	06/2016	87,452	—
U.S. Treasury 2-Year Note	(4)	USD	(874,500)	06/2016	181	—
U.S. Treasury 5-Year Note	(46)	USD	(5,562,047)	06/2016	295	—
Total			(33,067,227)		247,442	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at April 30, 2016
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	USD	7,000,000	596,638	612,557	—	(7,777)	—	(23,696)

Cleared Credit Default Swap Contracts Outstanding at April 30, 2016
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	850,000	3,002	—

Credit Default Swap Contracts Outstanding at April 30, 2016
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.094	USD	(850,000)	(50,330)	—	(52,173)	354	2,197	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.094	USD	(3,450,000)	(204,282)	—	(359,965)	1,438	157,121	—
Total								—	(412,138)		159,318	—

*Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Cleared Credit Default Swap Contracts Outstanding at April 30, 2016
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	0.775	USD	(12,000,000)	20,980	—
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	3.172	EUR	(3,750,000)	51,089	—
Total							72,069	—

*Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at April 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Fixed Rate of 2.053%	11/12/2045	USD	2,400,000	—	—	—	(17,816)
Barclays	U.S. CPI Urban Consumers NSA	Fixed Rate of 2.049	11/13/2045	USD	2,000,000	—	—	—	(12,479)
Total						—	—	—	(30,295)

Cleared Interest Rate Swap Contracts Outstanding at April 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.697%	07/13/2020	USD	15,400,000	—	(405,875)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.959%	01/28/2025	USD	13,000,000	—	(422,261)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.134%	02/13/2025	USD	3,250,000	—	(146,724)
Morgan Stanley	Fixed rate of 1.883%	3-Month CAD LIBOR-BBA	12/23/2025	CAD	1,400,000	27,373	—
Total						27,373	(974,860)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2016, the value of these securities amounted to $35,704,347 or 40.58% of net assets.

(b)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)  Variable rate security.

(d)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(e)  Principal and interest may not be guaranteed by the government.

(f)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(g)  Purchased swaption contracts outstanding at April 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	6,705,000	92,026	3,521
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/06/2021	6,250,000	87,500	17,187
Total							179,526	20,708

(h)  The rate shown is the seven-day current annualized yield at April 30, 2016.

(i)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,344,451	31,316,369	(28,915,073)	7,745,747	11,276	7,745,747

(j)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

PIK  Payment-in-Kind

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

CNH  Yuan Offshore Renminbi

COP  Colombian Peso

DKK  Danish Krone

EUR  Euro

GBP  British Pound

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Currency Legend (continued)

HUF  Hungarian Forint

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

MYR  Malaysia Ringgits

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peru Nuevos Soles

PLN  Polish Zloty

RON  Romania, New Lei

RUB  Russian Rouble

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

USD  US Dollar

ZAR  South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	31,143,068	—	31,143,068
Residential Mortgage-Backed Securities — Agency	—	25,725	—	25,725
Residential Mortgage-Backed Securities — Non-Agency	—	566,233	—	566,233
Commercial Mortgage-Backed Securities — Agency	—	2,503,238	—	2,503,238
Commercial Mortgage-Backed Securities — Non-Agency	—	2,428,801	83,744	2,512,545
Asset-Backed Securities — Non-Agency	—	4,451,041	—	4,451,041
Inflation-Indexed Bonds	—	4,395,703	—	4,395,703
Foreign Government Obligations	—	31,334,441	—	31,334,441
Senior Loans	—	142,324	—	142,324
Options Purchased Puts	—	20,708	—	20,708
Investments measured at net asset value
Money Market Funds	—	—	—	7,745,747
Total Investments	—	77,011,282	83,744	84,840,773
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,176,975	—	1,176,975
Futures Contracts	259,599	—	—	259,599
Swap Contracts	—	261,762	—	261,762
Liabilities
Forward Foreign Currency Exchange Contracts	—	(682,682)	—	(682,682)
Futures Contracts	(171,970)	—	—	(171,970)
Swap Contracts	—	(1,028,851)	—	(1,028,851)
Total	87,629	76,738,486	83,744	84,655,606

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain commercial mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $76,583,793)	$77,074,318
Affiliated issuers (identified cost $7,745,747)	7,745,747
Options purchased (identified cost $179,526)	20,708
Total investments (identified cost $84,509,066)	84,840,773
Cash	349
Foreign currency (identified cost $66,498)	70,468
Margin deposits	1,549,820
Unrealized appreciation on forward foreign currency exchange contracts	1,176,975
Unrealized appreciation on swap contracts	159,318
Premiums paid on outstanding swap contracts	612,557
Receivable for:
Investments sold	59,093
Investments sold on a delayed delivery basis	15,093
Capital shares sold	77,270
Dividends	2,550
Interest	830,984
Foreign tax reclaims	42,392
Variation margin	73,085
Expense reimbursement due from Investment Manager	761
Prepaid expenses	680
Other assets	18,554
Total assets	89,530,722
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	682,682
Unrealized depreciation on swap contracts	53,991
Premiums received on outstanding swap contracts	412,138
Payable for:
Investments purchased	61,714
Investments purchased on a delayed delivery basis	55,520
Capital shares purchased	85,839
Variation margin	97,240
Investment management fees	1,555
Distribution and/or service fees	645
Transfer agent fees	12,851
Plan administration fees	1
Compensation of board members	34,601
Other expenses	39,567
Total liabilities	1,538,344
Net assets applicable to outstanding capital stock	$87,992,378
Represented by
Paid-in capital	$89,806,903
Undistributed net investment income	2,421,611
Accumulated net realized loss	(4,417,664)
Unrealized appreciation (depreciation) on:
Investments	490,525
Foreign currency translations	34,988
Forward foreign currency exchange contracts	494,293
Futures contracts	87,629
Options purchased	(158,818)
Swap contracts	(767,089)
Total — representing net assets applicable to outstanding capital stock	$87,992,378

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2016 (Unaudited)

Class A
Net assets	$82,455,607
Shares outstanding	13,916,909
Net asset value per share	$5.92
Maximum offering price per share(a)	$6.22
Class B
Net assets	$418,260
Shares outstanding	70,773
Net asset value per share	$5.91
Class C
Net assets	$2,647,621
Shares outstanding	454,087
Net asset value per share	$5.83
Class I
Net assets	$9,699
Shares outstanding	1,638
Net asset value per share	$5.92
Class K
Net assets	$74,582
Shares outstanding	12,561
Net asset value per share	$5.94
Class R
Net assets	$41,724
Shares outstanding	7,080
Net asset value per share	$5.89
Class W
Net assets	$49,352
Shares outstanding	8,331
Net asset value per share	$5.92
Class Y
Net assets	$9,506
Shares outstanding	1,607
Net asset value per share(b)	$5.91
Class Z
Net assets	$2,286,027
Shares outstanding	384,525
Net asset value per share	$5.95

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$11,276
Interest	1,746,006
Foreign taxes withheld	(4,801)
Total income	1,752,481
Expenses:
Investment management fees	285,783
Distribution and/or service fees
Class A	102,923
Class B	2,862
Class C	13,200
Class R	104
Class W	62
Transfer agent fees
Class A	95,599
Class B	663
Class C	3,064
Class K	18
Class R	48
Class W	57
Class Z	2,559
Plan administration fees
Class K	88
Compensation of board members	6,790
Custodian fees	12,611
Printing and postage fees	24,192
Registration fees	48,451
Audit fees	15,593
Legal fees	2,865
Other	8,065
Total expenses	625,597
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(141,959)
Total net expenses	483,638
Net investment income	1,268,843
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(2,677,010)
Foreign currency translations	(90,091)
Forward foreign currency exchange contracts	(640,875)
Futures contracts	648,325
Swap contracts	(398,441)
Net realized loss	(3,158,092)
Net change in unrealized appreciation (depreciation) on:
Investments	3,593,866
Foreign currency translations	50,978
Forward foreign currency exchange contracts	1,701,570
Futures contracts	162,314
Options purchased	(126,701)
Swap contracts	(585,769)
Net change in unrealized appreciation	4,796,258
Net realized and unrealized gain	1,638,166
Net increase in net assets resulting from operations	$2,907,009

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations
Net investment income	$1,268,843	$3,908,242
Net realized loss	(3,158,092)	(7,089,080)
Net change in unrealized appreciation (depreciation)	4,796,258	(4,207,247)
Net increase (decrease) in net assets resulting from operations	2,907,009	(7,388,085)
Distributions to shareholders
Net investment income
Class A	—	(777,310)
Class I	—	(114)
Class K	—	(967)
Class R	—	(132)
Class W	—	(558)
Class Y	—	(111)
Class Z	—	(31,676)
Net realized gains
Class A	—	(2,836,317)
Class B	—	(36,781)
Class C	—	(99,904)
Class I	—	(248)
Class K	—	(2,872)
Class R	—	(792)
Class W	—	(2,036)
Class Y	—	(243)
Class Z	—	(83,694)
Total distributions to shareholders	—	(3,873,755)
Decrease in net assets from capital stock activity	(10,226,571)	(25,102,187)
Total decrease in net assets	(7,319,562)	(36,364,027)
Net assets at beginning of period	95,311,940	131,675,967
Net assets at end of period	$87,992,378	$95,311,940
Undistributed net investment income	$2,421,611	$1,152,768

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	223,693	1,265,000	811,884	4,874,563
Distributions reinvested	—	—	587,774	3,491,378
Redemptions	(1,902,216)	(10,719,777)	(5,133,806)	(30,693,379)
Net decrease	(1,678,523)	(9,454,777)	(3,734,148)	(22,327,438)
Class B shares
Subscriptions	—	—	5,107	30,515
Distributions reinvested	—	—	5,956	35,614
Redemptions(a)	(65,077)	(368,476)	(135,720)	(813,644)
Net decrease	(65,077)	(368,476)	(124,657)	(747,515)
Class C shares
Subscriptions	21,926	122,719	51,369	309,750
Distributions reinvested	—	—	15,815	93,464
Redemptions	(78,882)	(441,765)	(248,081)	(1,473,512)
Net decrease	(56,956)	(319,046)	(180,897)	(1,070,298)
Class K shares
Subscriptions	263	1,485	2,482	14,721
Distributions reinvested	—	—	646	3,839
Redemptions	(807)	(4,565)	(9,199)	(55,322)
Net decrease	(544)	(3,080)	(6,071)	(36,762)
Class R shares
Subscriptions	569	3,198	2,697	16,033
Distributions reinvested	—	—	108	641
Redemptions	(1,457)	(8,104)	—	—
Net increase (decrease)	(888)	(4,906)	2,805	16,674
Class W shares
Distributions reinvested	—	—	385	2,284
Redemptions	(981)	(5,532)	(5,351)	(31,723)
Net decrease	(981)	(5,532)	(4,966)	(29,439)
Class Z shares
Subscriptions	6,950	39,947	38,113	230,735
Distributions reinvested	—	—	16,313	96,897
Redemptions	(19,500)	(110,701)	(205,804)	(1,235,041)
Net decrease	(12,550)	(70,754)	(151,378)	(907,409)
Total net decrease	(1,815,519)	(10,226,571)	(4,199,312)	(25,102,187)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2016		Year Ended October 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$5.72		$6.31		$6.41		$7.22		$7.35		$7.47
Income from investment operations:
Net investment income	0.08		0.21		0.17		0.16		0.18		0.22
Net realized and unrealized gain (loss)	0.12		(0.61)		(0.16)		(0.49)		0.17		(0.05)
Total from investment operations	0.20		(0.40)		0.01		(0.33)		0.35		0.17
Less distributions to shareholders:
Net investment income	—		(0.04)		(0.01)		(0.46)		(0.45)		(0.29)
Net realized gains	—		(0.15)		(0.10)		(0.02)		(0.03)		—
Total distributions to shareholders	—		(0.19)		(0.11)		(0.48)		(0.48)		(0.29)
Net asset value, end of period	$5.92		$5.72		$6.31		$6.41		$7.22		$7.35
Total return	3.50%		(6.41%)		0.19%		(4.89%)		5.20%		2.46%
Ratios to average net assets(a)
Total gross expenses	1.40	%(b)	1.37%		1.36%		1.33%		1.33%		1.35%
Total net expenses(c)	1.08	%(b)	1.08	%(d)	1.08	%(d)	1.10	%(d)	1.15	%(d)	1.21	%(d)
Net investment income	2.91	%(b)	3.48%		2.69%		2.37%		2.51%		2.95%
Supplemental data
Net assets, end of period (in thousands)	$82,456		$89,178		$121,977		$158,471		$209,873		$223,462
Portfolio turnover	26%		90%		62%		47%		34%		57%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$5.73		$6.32		$6.46		$7.28		$7.41		$7.52
Income from investment operations:
Net investment income	0.06		0.16		0.12		0.11		0.13		0.16
Net realized and unrealized gain (loss)	0.12		(0.60)		(0.16)		(0.49)		0.18		(0.04)
Total from investment operations	0.18		(0.44)		(0.04)		(0.38)		0.31		0.12
Less distributions to shareholders:
Net investment income	—		—		(0.00	)(a)	(0.42)		(0.41)		(0.23)
Net realized gains	—		(0.15)		(0.10)		(0.02)		(0.03)		—
Total distributions to shareholders	—		(0.15)		(0.10)		(0.44)		(0.44)		(0.23)
Net asset value, end of period	$5.91		$5.73		$6.32		$6.46		$7.28		$7.41
Total return	3.14%		(7.04%)		(0.63%)		(5.62%)		4.50%		1.72%
Ratios to average net assets(b)
Total gross expenses	2.15	%(c)	2.11%		2.11%		2.09%		2.10%		2.12%
Total net expenses(d)	1.83	%(c)	1.83	%(e)	1.83	%(e)	1.85	%(e)	1.90	%(e)	1.96	%(e)
Net investment income	2.16	%(c)	2.68%		1.94%		1.60%		1.79%		2.22%
Supplemental data
Net assets, end of period (in thousands)	$418		$778		$1,647		$2,881		$5,819		$9,836
Portfolio turnover	26%		90%		62%		47%		34%		57%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$5.65		$6.24		$6.38		$7.19		$7.33		$7.45
Income from investment operations:
Net investment income	0.06		0.16		0.12		0.11		0.12		0.16
Net realized and unrealized gain (loss)	0.12		(0.60)		(0.16)		(0.48)		0.18		(0.04)
Total from investment operations	0.18		(0.44)		(0.04)		(0.37)		0.30		0.12
Less distributions to shareholders:
Net investment income	—		—		(0.00	)(a)	(0.42)		(0.41)		(0.24)
Net realized gains	—		(0.15)		(0.10)		(0.02)		(0.03)		—
Total distributions to shareholders	—		(0.15)		(0.10)		(0.44)		(0.44)		(0.24)
Net asset value, end of period	$5.83		$5.65		$6.24		$6.38		$7.19		$7.33
Total return	3.19%		(7.14%)		(0.64%)		(5.53%)		4.42%		1.70%
Ratios to average net assets(b)
Total gross expenses	2.15	%(c)	2.12%		2.11%		2.08%		2.09%		2.10%
Total net expenses(d)	1.83	%(c)	1.83	%(e)	1.83	%(e)	1.85	%(e)	1.90	%(e)	1.95	%(e)
Net investment income	2.16	%(c)	2.72%		1.94%		1.62%		1.73%		2.21%
Supplemental data
Net assets, end of period (in thousands)	$2,648		$2,889		$4,319		$6,331		$8,481		$5,926
Portfolio turnover	26%		90%		62%		47%		34%		57%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class I	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$5.70		$6.30	$6.38	$7.19	$7.36	$7.48
Income from investment operations:
Net investment income	0.09		0.23	0.20	0.19	0.21	0.25
Net realized and unrealized gain (loss)	0.13		(0.61)	(0.16)	(0.49)	0.17	(0.05)
Total from investment operations	0.22		(0.38)	0.04	(0.30)	0.38	0.20
Less distributions to shareholders:
Net investment income	—		(0.07)	(0.02)	(0.49)	(0.52)	(0.32)
Net realized gains	—		(0.15)	(0.10)	(0.02)	(0.03)	—
Total distributions to shareholders	—		(0.22)	(0.12)	(0.51)	(0.55)	(0.32)
Net asset value, end of period	$5.92		$5.70	$6.30	$6.38	$7.19	$7.36
Total return	3.86%		(6.13%)	0.63%	(4.47%)	5.63%	2.94%
Ratios to average net assets(a)
Total gross expenses	0.92	%(b)	0.88%	0.83%	0.77%	0.77%	0.82%
Total net expenses(c)	0.67	%(b)	0.66%	0.63%	0.64%	0.71%	0.76%
Net investment income	3.33	%(b)	3.92%	3.14%	2.82%	3.02%	3.40%
Supplemental data
Net assets, end of period (in thousands)	$10		$9	$10	$9	$10	$3,369
Portfolio turnover	26%		90%	62%	47%	34%	57%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class K	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$5.73		$6.32	$6.42	$7.23	$7.36	$7.48
Income from investment operations:
Net investment income	0.08		0.21	0.18	0.17	0.19	0.23
Net realized and unrealized gain (loss)	0.13		(0.60)	(0.17)	(0.49)	0.18	(0.05)
Total from investment operations	0.21		(0.39)	0.01	(0.32)	0.37	0.18
Less distributions to shareholders:
Net investment income	—		(0.05)	(0.01)	(0.47)	(0.47)	(0.30)
Net realized gains	—		(0.15)	(0.10)	(0.02)	(0.03)	—
Total distributions to shareholders	—		(0.20)	(0.11)	(0.49)	(0.50)	(0.30)
Net asset value, end of period	$5.94		$5.73	$6.32	$6.42	$7.23	$7.36
Total return	3.66%		(6.25%)	0.23%	(4.73%)	5.39%	2.60%
Ratios to average net assets(a)
Total gross expenses	1.22	%(b)	1.18%	1.13%	1.08%	1.08%	1.12%
Total net expenses(c)	0.97	%(b)	0.96%	0.93%	0.95%	1.00%	1.06%
Net investment income	3.02	%(b)	3.53%	2.85%	2.48%	2.65%	3.10%
Supplemental data
Net assets, end of period (in thousands)	$75		$75	$121	$153	$410	$291
Portfolio turnover	26%		90%	62%	47%	34%	57%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$5.69		$6.28		$6.40		$7.20		$7.34		$7.46
Income from investment operations:
Net investment income	0.07		0.20		0.16		0.14		0.16		0.20
Net realized and unrealized gain (loss)	0.13		(0.61)		(0.17)		(0.47)		0.17		(0.05)
Total from investment operations	0.20		(0.41)		(0.01)		(0.33)		0.33		0.15
Less distributions to shareholders:
Net investment income	—		(0.03)		(0.01)		(0.45)		(0.44)		(0.27)
Net realized gains	—		(0.15)		(0.10)		(0.02)		(0.03)		—
Total distributions to shareholders	—		(0.18)		(0.11)		(0.47)		(0.47)		(0.27)
Net asset value, end of period	$5.89		$5.69		$6.28		$6.40		$7.20		$7.34
Total return	3.51%		(6.70%)		(0.19%)		(4.98%)		4.83%		2.21%
Ratios to average net assets(a)
Total gross expenses	1.65	%(b)	1.62%		1.62%		1.58%		1.60%		1.59%
Total net expenses(c)	1.33	%(b)	1.33	%(d)	1.34	%(d)	1.34	%(d)	1.40	%(d)	1.46	%(d)
Net investment income	2.66	%(b)	3.31%		2.46%		2.16%		2.26%		2.69%
Supplemental data
Net assets, end of period (in thousands)	$42		$45		$32		$5		$5		$5
Portfolio turnover	26%		90%		62%		47%		34%		57%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class W	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$5.72		$6.31		$6.41		$7.22		$7.35		$7.46
Income from investment operations:
Net investment income	0.08		0.21		0.17		0.17		0.18		0.22
Net realized and unrealized gain (loss)	0.12		(0.61)		(0.16)		(0.51)		0.17		(0.04)
Total from investment operations	0.20		(0.40)		0.01		(0.34)		0.35		0.18
Less distributions to shareholders:
Net investment income	—		(0.04)		(0.01)		(0.45)		(0.45)		(0.29)
Net realized gains	—		(0.15)		(0.10)		(0.02)		(0.03)		—
Total distributions to shareholders	—		(0.19)		(0.11)		(0.47)		(0.48)		(0.29)
Net asset value, end of period	$5.92		$5.72		$6.31		$6.41		$7.22		$7.35
Total return	3.50%		(6.40%)		0.19%		(5.04%)		5.18%		2.59%
Ratios to average net assets(a)
Total gross expenses	1.40	%(b)	1.37%		1.36%		1.36%		1.34%		1.36%
Total net expenses(c)	1.08	%(b)	1.08	%(d)	1.08	%(d)	1.13	%(d)	1.16	%(d)	1.21	%(d)
Net investment income	2.91	%(b)	3.49%		2.69%		2.38%		2.56%		2.95%
Supplemental data
Net assets, end of period (in thousands)	$49		$53		$90		$124		$31,187		$52,531
Portfolio turnover	26%		90%		62%		47%		34%		57%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$5.70		$6.29	$6.37	$7.20
Income from investment operations:
Net investment income	0.09		0.23	0.20	0.18
Net realized and unrealized gain (loss)	0.12		(0.60)	(0.16)	(0.50)
Total from investment operations	0.21		(0.37)	0.04	(0.32)
Less distributions to shareholders:
Net investment income	—		(0.07)	(0.02)	(0.49)
Net realized gains	—		(0.15)	(0.10)	(0.02)
Total distributions to shareholders	—		(0.22)	(0.12)	(0.51)
Net asset value, end of period	$5.91		$5.70	$6.29	$6.37
Total return	3.68%		(5.99%)	0.63%	(4.75%)
Ratios to average net assets(b)
Total gross expenses	0.92	%(c)	0.89%	0.83%	0.79	%(c)
Total net expenses(d)	0.67	%(c)	0.66%	0.64%	0.64	%(c)
Net investment income	3.34	%(c)	3.92%	3.15%	2.86	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$9	$10	$2
Portfolio turnover	26%		90%	62%	47%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2016		Year Ended October 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$5.73		$6.32		$6.42		$7.22		$7.36		$7.48
Income from investment operations:
Net investment income	0.09		0.22		0.19		0.17		0.19		0.23
Net realized and unrealized gain (loss)	0.13		(0.60)		(0.18)		(0.47)		0.17		(0.03)
Total from investment operations	0.22		(0.38)		0.01		(0.30)		0.36		0.20
Less distributions to shareholders:
Net investment income	—		(0.06)		(0.01)		(0.48)		(0.47)		(0.32)
Net realized gains	—		(0.15)		(0.10)		(0.02)		(0.03)		—
Total distributions to shareholders	—		(0.21)		(0.11)		(0.50)		(0.50)		(0.32)
Net asset value, end of period	$5.95		$5.73		$6.32		$6.42		$7.22		$7.36
Total return	3.84%		(6.15%)		0.26%		(4.50%)		5.34%		2.83%
Ratios to average net assets(a)
Total gross expenses	1.15	%(b)	1.12%		1.11%		1.08%		1.08%		0.96%
Total net expenses(c)	0.83	%(b)	0.83	%(d)	0.83	%(d)	0.84	%(d)	0.89	%(d)	0.94	%(d)
Net investment income	3.16	%(b)	3.68%		2.94%		2.65%		2.70%		3.19%
Supplemental data
Net assets, end of period (in thousands)	$2,286		$2,275		$3,469		$3,264		$2,123		$768
Portfolio turnover	26%		90%		62%		47%		34%		57%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Columbia Global Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange (NYSE).

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk,

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure, to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a single issuer of debt securities. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage long or short exposure to an inflation index. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2016.

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	234,389	*
Credit risk	Premiums paid on outstanding swap contracts	612,557
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,176,975
Interest rate risk	Net assets — unrealized appreciation on futures contracts	259,599	*
Interest rate risk	Investments, at value — Options purchased	20,708
Interest rate risk	Net assets — unrealized appreciation on swap contracts	27,373	*
Total		2,331,601
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	23,696	*
Credit risk	Premiums received on outstanding swap contracts	412,138
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	682,682
Interest rate risk	Net assets — unrealized depreciation on futures contracts	171,970	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	1,005,155	*
Total		2,295,641

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	182,901	182,901
Foreign exchange risk	(640,875)	—	—	—	(640,875)
Interest rate risk	—	648,325	—	(581,342)	66,983
Total	(640,875)	648,325	—	(398,441)	(390,991)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	128,741	128,741
Foreign exchange risk	1,701,570	—	—	—	1,701,570
Interest rate risk	—	162,314	(126,701)	(714,510)	(678,897)
Total	1,701,570	162,314	(126,701)	(585,769)	1,151,414

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	92,899,488
Futures contracts — Short	93,304,474
Credit default swap contracts — buy protection	12,810,200
Credit default swap contracts — sell protection	25,765,000
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	38,474
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	840,133	(960,827)
Interest rate swap contracts	27,739	(1,067,080)

*Based on the ending quarterly outstanding amounts for the six months ended April 30, 2016.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2016:

	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Deutsche Bank ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)	Morgan Stanley International ($)	Standard Chartered ($)	State Street ($)	Total ($)
Assets
Centrally cleared credit default swap contracts(a)	—	—	—	—	—	—	—	1,362	—	—	—	1,362
Forward foreign currency exchange contracts	3,823	—	205,548	95,594	—	—	726,481	—	—	68,539	76,990	1,176,975
Options purchased puts	20,708	—	—	—	—	—	—	—	—	—	—	20,708
OTC credit default swap contracts(b)	588,861	—	—	—	—	—	—	—	—	—	—	588,861
Total Assets	613,392	—	205,548	95,594	—	—	726,481	1,362	—	68,539	76,990	1,787,906
Liabilities
Centrally cleared credit default swap contracts(a)	—	—	—	—	—	—	—	30,853	—	—	—	30,853
Centrally cleared interest rate swap contracts(a)	—	—	—	—	—	—	—	24,887	—	—	—	24,887
Forward foreign currency exchange contracts	387,066	25,077	84,760	—	11,018	—	160,261	—	5,107	9,393	—	682,682
OTC credit default swap contracts(b)	—	—	—	—	—	252,820	—	—	—	—	—	252,820
OTC interest rate swap contracts(b)	30,295	—	—	—	—	—	—	—	—	—	—	30,295
Total Liabilities	417,361	25,077	84,760	—	11,018	252,820	160,261	55,740	5,107	9,393	—	1,021,537
Total Financial and Derivative Net Assets	196,031	(25,077)	120,788	95,594	(11,018)	(252,820)	566,220	(54,378)	(5,107)	59,146	76,990	766,369
Total collateral received (pledged)(c)	196,031	—	—	—	—	(252,820)	—	(54,378)	—	—	—	(111,167)
Net Amount(d)	—	(25,077)	120,788	95,594	(11,018)	—	566,220	—	(5,107)	59,146	76,990	877,536

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective March 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.65% to 0.52% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2016 was 0.65% of the Fund's average daily net assets.

Prior to March 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from November 1, 2015 through February 29, 2016, the investment advisory services fee paid to the Investment Manager was $169,200, and the administrative services fee paid to the Investment Manager was $23,747.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the "Global" business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2016, other expenses paid by the Fund to this company were $575.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class K shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended April 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class K	0.05
Class R	0.23
Class W	0.23
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $589,000 and $74,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $7,316 for Class A, $11 for Class B and $11 for Class C shares for the six months ended April 30, 2016.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2016 through February 28, 2017	Prior to March 1, 2016
Class A	1.08%	1.16%
Class B	1.83	1.91
Class C	1.83	1.91
Class I	0.66	0.75
Class K	0.96	1.05
Class R	1.33	1.41
Class W	1.08	1.16
Class Y	0.66	0.75
Class Z	0.83	0.91

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund.

Prior to March 1, 2016, the Fund's expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the annual rates of 1.08% for Class A, 1.83% for Class B, 1.83% for Class C, 0.67% for Class I, 0.97% for Class K, 1.33% for Class R, 1.08% for Class W, 0.67% for Class Y and 0.83% for Class Z.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2016, the cost of investments for federal income tax purposes was approximately $84,509,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,557,000
Unrealized depreciation	(2,066,000)
Net unrealized appreciation	$491,000

The following capital loss carryforwards, determined as of October 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	621,077
No expiration — long-term	395,347
Total	1,016,424

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $20,195,285 and $30,507,165, respectively, for the six months ended

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

April 30, 2016, of which $ 2,010,567 and $2,947,053, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended April 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At April 30, 2016, affiliated shareholders of record owned 88.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Geographic Concentration Risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation,

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2016 (Unaudited)

class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA GLOBAL BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016

Columbia Global Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR153_10_F01_(06/16)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2016